PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.7%
Asset-Backed Securities 23.2%
Automobiles 0.9%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class C, 144A	6.022%	05/17/32		2,363	$2,386,453
Series 2024-A, Class D, 144A	6.315	05/17/32		1,181	1,193,981
Series 2024-B, Class D, 144A	5.410	09/15/32		3,364	3,362,363
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A	2.020	02/20/27		25,700	25,454,688
Series 2023-04A, Class A, 144A	5.490	06/20/29		13,963	14,279,259
Series 2023-08A, Class A, 144A	6.020	02/20/30		49,700	51,871,393
Series 2024-01A, Class A, 144A	5.360	06/20/30		105,243	107,692,120

Bayview Opportunity Master Fund VII LLC, Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.850(c)	12/26/31		1,801	1,807,777
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		3,581	3,586,162
Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33		17,892	17,766,948
JPMorgan Chase Bank NA,
Series 2021-01, Class R, 144A	28.348	09/25/28		2,306	2,311,892
Series 2021-02, Class G, 144A	8.482	12/26/28		1,940	1,943,929
Series 2021-03, Class F, 144A	3.694	02/26/29		607	606,605
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		13,385	13,352,681
Series 2019-01A, Class B, 144A	3.950	11/14/28		25,000	24,851,870
Series 2022-01A, Class D, 144A	5.900	12/16/30		8,465	8,484,258
Series 2025-01A, Class A, 144A	5.360	04/16/35		67,700	69,482,365

Santander Bank NA, Series 2021-01A, Class E, 144A	6.171	12/15/31		2,285	2,286,275
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class R, 144A	0.000	08/15/28		27	1,691,490
Santander Drive Auto Receivables Trust,
Series 2023-06, Class C	6.400	03/17/31		7,800	8,034,539
Series 2024-02, Class D	6.280	08/15/31		18,820	19,395,862
Series 2025-03, Class D	5.110	09/15/31		9,200	9,200,893

Westlake Automobile Receivables Trust, Series 2025-02A, Class C, 144A	4.850	01/15/31		25,200	25,238,866
World Omni Select Auto Trust, Series 2021-A, Class D	1.440	11/15/27		2,150	2,134,316
					418,416,985
Collateralized Loan Obligations 19.2%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.855(c)	04/20/37		67,750	68,025,478
Series 2021-10A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	6.079(c)	04/15/34		6,500	6,496,341
Series 2022-19A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.620(c)	07/21/38		85,494	85,644,563
Series 2024-37A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.572(c)	04/22/38		20,000	20,031,224

AlbaCore EURO CLO DAC (Ireland), Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.000% (Cap 3.200%, Floor 1.000%)	2.975(c)	06/15/34	EUR	9,500	10,796,423
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-18A, Class B1, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 0.000%)	6.079(c)	04/15/34		6,000	5,997,778
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.748(c)	07/15/37		124,500	124,917,722
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.715(c)	04/20/35		21,000	21,038,375
Anchorage Capital Europe CLO DAC (Ireland),
Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.876(c)	04/15/34	EUR	47,000	53,611,110
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.745(c)	01/22/38	EUR	33,400	38,171,230
Series 08A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.039(c)	10/25/38	EUR	18,400	21,059,772

Apidos CLO Ltd. (United Kingdom), Series 2023-44A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.674(c)	10/26/37		35,350	35,459,111
Armada Euro CLO DAC (Ireland), Series 07A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)	3.442(c)	04/15/39	EUR	135,850	155,586,725

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.691%(c)	11/27/31		25,492	$25,502,244
Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2023-21A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.525(c)	07/20/35		163,250	164,135,664
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	2.944(c)	06/22/34	EUR	17,000	19,361,603
Series 02A, Class A2RR, 144A, 3 Month EURIBOR + 1.180% (Cap 3.280%, Floor 1.180%)	3.194(c)	06/22/34	EUR	14,000	16,006,967
Avoca CLO DAC (Ireland),
Series 11A, Class ARRR, 144A, 3 Month EURIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.316(c)	10/15/38	EUR	91,000	103,796,341
Series 18A, Class BR, 144A, 3 Month EURIBOR + 1.950% (Cap N/A, Floor 1.950%)	4.605(c)	01/15/38	EUR	31,700	36,282,361

Bain Capital Credit CLO (Cayman Islands), Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.555(c)	04/19/34		27,000	27,009,048
Bain Capital Credit CLO Ltd. (United Kingdom), Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.698(c)	10/16/37		27,000	27,089,338
Bain Capital Euro CLO DAC (Ireland), Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	2.906(c)	07/15/34	EUR	47,750	54,381,174
Barings Euro CLO DAC (Ireland), Series 2019-01A, Class A, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	2.986(c)	04/15/36	EUR	13,600	15,442,717
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.375(c)	10/20/35		151,000	151,851,127
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.945(c)	04/20/37		43,250	43,419,614
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.730(c)	04/24/34		114,000	114,161,264
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.625(c)	03/09/34		49,500	49,561,806
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.738(c)	10/15/37		27,500	27,603,612

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.749(c)	10/15/34		11,525	11,547,163
BlueMountain Fuji Eur CLO DAC (Ireland), Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	3.576(c)	01/15/33	EUR	13,200	15,050,887
BNPP AM Euro CLO DAC (Ireland), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	2.626(c)	04/15/31	EUR	46,964	53,185,077
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.757(c)	07/20/34		19,410	19,455,056
Capital Four CLO DAC (Ireland),
Series 06A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	3.669(c)	10/25/36	EUR	85,250	97,420,087
Series 06A, Class B, 144A, 3 Month EURIBOR + 2.450% (Cap N/A, Floor 2.450%)	4.389(c)	10/25/36	EUR	19,000	21,735,520

Carlyle Euro CLO DAC (Ireland), Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.725(c)	03/15/32	EUR	105,163	119,809,177
Carlyle Global Market Strategies Euro CLO DAC (Ireland), Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	2.669(c)	01/25/32	EUR	14,956	17,021,354
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.725(c)	10/21/37		16,250	16,313,146
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.707(c)	07/20/34		125,500	125,500,000
Series 2021-05A, Class A1R, 144A	0.000(cc)	03/31/38		98,380	98,390,723
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.767(c)	01/20/35		57,678	57,816,854
Series 2021-14A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	6.087(c)	04/20/34		13,000	12,988,303
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.695(c)	10/20/37		42,260	42,402,167
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.679(c)	07/21/38		70,150	70,379,096

Clover CLO LLC, Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.855(c)	04/20/37		35,390	35,530,594
Contego CLO DAC (Ireland), Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.226(c)	10/15/37	EUR	102,050	116,031,821
CQS US CLO Ltd. (United Kingdom), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	6.208(c)	01/25/37		41,000	41,188,325
Crown City CLO (Cayman Islands), Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	5.777(c)	07/20/34		59,500	59,658,181
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	2.605(c)	09/15/31	EUR	60,909	69,494,493

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CVC Cordatus Loan Fund DAC (Ireland), (cont’d.)
Series 12A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.721%(c)	01/23/32	EUR	150,885	$171,885,296
Series 12A, Class B2R, 144A	2.100	01/23/32	EUR	15,000	16,393,559
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.945(c)	04/20/37		32,300	32,423,473
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.195(c)	10/20/36		25,750	25,904,263
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.675(c)	10/20/37		48,010	48,157,477
Series 2019-02A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.025(c)	10/20/37		47,450	47,589,911
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.682(c)	10/17/37		59,650	59,830,668
Series 2020-04A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.022(c)	10/17/37		23,500	23,562,710
Series 2022-03A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.855(c)	04/20/37		36,500	36,648,281
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.845(c)	04/20/37		53,915	54,129,873
Series 2024-12RA, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.025(c)	10/20/37		43,000	43,116,904
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.516(c)	03/22/38		155,000	155,232,500
Series 2025-04A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.636(c)	07/17/38		20,000	20,054,236
Series 2025-05A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.634(c)	03/31/38		93,500	93,755,405

Galaxy CLO Ltd. (Cayman Islands), Series 2025-35A, Class A, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.461(c)	04/20/38		16,000	15,991,971
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.420(c)	10/14/35		115,000	115,612,950
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.805(c)	10/20/37		102,500	103,017,133
Generate CLO Ltd. (Cayman Islands),
Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.705(c)	01/20/38		39,700	39,853,103
Series 2024-18A, Class B, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.075(c)	01/20/38		37,500	37,588,350
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	5.589(c)	04/15/31		15,498	15,497,951
Series 2018-01A, Class B, 144A, 3 Month SOFR + 1.662% (Cap N/A, Floor 0.000%)	5.979(c)	04/15/31		10,000	10,023,160

Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.605(c)	04/26/31		3,624	3,625,634
Grosvenor Place CLO DAC (Ireland), Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.649(c)	05/24/38	EUR	103,000	117,809,013
Harvest CLO DAC (Ireland), Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.389(c)	07/25/37	EUR	39,750	45,685,828
Hayfin Emerald CLO DAC (Ireland),
Series 10A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.121(c)	07/18/38	EUR	25,750	29,412,735
Series 10A, Class B2R, 144A	5.800	07/18/38	EUR	7,500	8,558,278
Henley CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	2.909(c)	12/25/35	EUR	28,250	32,238,890
Series 05A, Class B2, 144A	2.100	10/25/34	EUR	15,000	16,081,471
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.556(c)	04/25/39	EUR	77,200	88,397,522
Series 14A, Class A, 144A, 3 Month EURIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.255(c)	03/25/38	EUR	121,000	137,921,735

HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month SOFR + 1.887% (Cap N/A, Floor 0.000%)	6.212(c)	10/20/29		409	408,710
HPS Loan Management Ltd., Series 2025-26A, Class A1, 144A	0.000(cc)	07/20/38		55,750	55,756,077
HPS Loan Management Ltd. (Cayman Islands), Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	5.721(c)	01/23/35		15,448	15,448,000
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	3.678(c)	01/26/38	EUR	99,750	114,012,544
Series 2023-02A, Class B1, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.698(c)	01/26/38	EUR	20,000	22,905,336

ICG US CLO Ltd. (Cayman Islands), Series 2024-R1A, Class A, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.738(c)	01/25/38		45,950	46,154,896
Invesco Euro CLO DAC (Ireland),
Series 04A, Class B2, 144A	1.950	04/15/33	EUR	10,000	10,929,206
Series 09A, Class AR, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)	3.404(c)	07/20/38	EUR	40,000	45,679,360

Jamestown CLO Ltd. (Cayman Islands), Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	5.365(c)	10/20/34		54,500	54,475,955
Jubilee CLO DAC (Ireland), Series 2013-10A, Class A2RR, 144A, 3 Month EURIBOR + 1.000% (Cap 3.100%, Floor 1.000%)	3.026(c)	07/15/34	EUR	30,000	34,144,617

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.759%(c)	01/15/31		343	$343,285
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.757(c)	07/20/34		14,750	14,786,915

LCM Ltd. (Cayman Islands), Series 39A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.068(c)	10/15/34		25,000	25,003,915
Madison Park Euro Funding DAC (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.826(c)	07/15/32	EUR	93,905	106,812,979
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.932(c)	01/22/37		57,750	57,952,743
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	5.704(c)	07/17/34		64,500	64,639,346
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.829(c)	04/18/37		126,465	127,002,995
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.594(c)	07/27/34		78,500	78,634,902

Magnetite Ltd. (Cayman Islands), Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.628(c)	01/25/38		70,000	70,190,932
Marathon CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.776(c)	08/15/37		55,000	55,208,862
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	6.387(c)	04/21/31		10,775	10,797,307
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.629(c)	10/23/34		53,000	53,063,653
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.733(c)	05/15/37	EUR	102,500	117,363,023
Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.580% (Cap N/A, Floor 1.580%)	3.604(c)	01/20/39	EUR	6,000	6,906,838
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)	3.369(c)	04/15/38	EUR	75,650	86,348,615

Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.582(c)	10/12/30		36,312	36,343,329
Nassau Euro CLO DAC (Ireland), Series 04A, Class B, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.174(c)	07/20/38	EUR	20,000	23,076,504
Nassau Ltd. (United Kingdom), Series 2022-01A, Class A2R, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.968(c)	01/15/31		24,500	24,509,673
Navesink CLO Ltd. (Cayman Islands), Series 2024-02A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.518(c)	04/15/36		40,000	40,224,668
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands), Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.685(c)	10/19/38		28,850	28,937,465
NGC Euro CLO DAC (Ireland), Series 05A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.379(c)	01/15/39	EUR	55,000	62,483,553
Northwoods Capital Euro DAC (Ireland),
Series 2020-21A, Class A1R, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	2.865(c)	07/22/34	EUR	98,400	111,862,949
Series 2020-21A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 3.200%, Floor 1.150%)	3.145(c)	07/22/34	EUR	19,000	21,632,871

Northwoods Capital Ltd. (Cayman Islands), Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.775(c)	07/19/37		84,529	84,832,045
Oak Hill Credit Partners Ltd. (Cayman Islands), Series 2014-10RA, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.455(c)	04/20/38		121,650	121,530,540
Obra CLO Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.805(c)	01/20/38		87,000	87,343,641
Octagon Investment Partners Ltd. (Cayman Islands), Series 2018-01A, Class A3R, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.125(c)	10/20/37		35,000	35,075,457
Octagon Investment Partners Ltd., Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.118(c)	10/31/37		18,750	18,805,849
OFSI BSL Ltd. (Cayman Islands),
Series 2021-10A, Class BR, 144A, 3 Month SOFR + 1.830% (Cap N/A, Floor 1.830%)	6.155(c)	04/20/34		25,650	25,665,411
Series 2025-15A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.522(c)	03/31/38		80,000	80,054,336
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 0.868%)	5.452(c)	04/17/31		6,825	6,826,322
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	5.637(c)	04/20/31		6,897	6,902,043

Penta CLO DAC (Ireland), Series 2017-03A, Class A1R, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.292(c)	10/17/38	EUR	44,750	51,017,677
Pikes Peak CLO (Cayman Islands), Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.508(c)	04/20/38		4,900	4,900,566
Polen Capital CLO Ltd. (Cayman Islands), Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.581(c)	03/06/38		49,800	49,936,950

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

PPM CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.729%(c)	07/15/31		9,786	$9,792,055
Providus CLO DAC (Ireland), Series 02A, Class BRR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.926(c)	10/15/38	EUR	27,915	31,871,825
Rad CLO Ltd. (Cayman Islands),
Series 2021-10A, Class B, 144A, 3 Month SOFR + 1.662% (Cap N/A, Floor 1.400%)	5.981(c)	04/23/34		12,000	12,000,427
Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.925(c)	04/20/37		42,200	42,358,069

Ravensdale Park CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.109(c)	04/25/38	EUR	131,500	150,151,793
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.731(c)	06/20/34		40,600	40,660,941
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.698(c)	09/06/37		96,500	96,837,605
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.718(c)	01/15/38		20,500	20,588,183
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.225(c)	01/20/36		53,500	53,661,361
Series 2023-01A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.075(c)	01/20/36		20,000	20,112,840
Series 2025-02A, Class A1, 144A	0.000(cc)	03/31/38		32,000	32,003,488
Rockford Tower Europe CLO DAC (Ireland),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.326(c)	07/15/38	EUR	44,500	50,617,491
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.429(c)	10/25/37	EUR	133,615	152,189,954

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.458(c)	07/25/31		27,668	27,645,971
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.660(c)	05/07/31		12,040	12,047,018
Signal Peak CLO Ltd. (Cayman Islands), Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.715(c)	10/20/37		40,000	40,162,020
Signal Peak CLO Ltd. (United Kingdom), Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.729(c)	07/18/37		50,000	50,148,865
Silver Rock CLO (Cayman Islands), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	6.205(c)	01/20/36		45,250	45,449,385
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.745(c)	10/20/37		22,600	22,689,406
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	6.115(c)	01/20/37		65,000	65,248,748
Series 2021-17A, Class A2R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.772(c)	04/17/38		3,250	3,252,059
Sona Fios CLO DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.876(c)	07/15/36	EUR	74,920	85,674,549
Series 02A, Class A1, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	3.693(c)	02/15/37	EUR	61,750	70,625,837

Sound Point CLO Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.658(c)	04/25/35		45,000	45,086,152
St. Pauls CLO (Netherlands), Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.892(c)	01/17/32	EUR	19,838	22,590,430
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	2.769(c)	04/25/30	EUR	68,382	77,863,303
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	2.811(c)	02/20/30	EUR	101,473	115,106,582
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)	2.911(c)	07/18/34	EUR	75,050	85,336,255

Strata CLO Ltd. (Cayman Islands), Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.705(c)	10/20/33		33,750	33,805,195
Symphony CLO Ltd. (Cayman Islands), Series 2021-26A, Class B1R, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	6.087(c)	04/20/33		10,000	10,017,305
TCW CLO AMR Ltd. (Cayman Islands), Series 2019-01A, Class BR, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.750%)	6.275(c)	08/16/34		16,600	16,636,772
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 0.000%)	5.464(c)	10/29/34		95,255	95,350,255
Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 0.000%)	5.864(c)	10/29/34		22,125	22,136,492
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)	5.375(c)	04/20/34		87,500	87,594,237

THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.895(c)	07/20/37		43,000	43,203,209
Tikehau CLO DAC (Ireland), Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	2.926(c)	10/15/31	EUR	9,720	11,092,236

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.195%(c)	01/20/36		105,500	$105,958,060
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.518(c)	07/15/34		47,250	47,507,933
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.268(c)	01/15/36		27,500	27,646,457
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.779(c)	07/18/37		56,000	56,218,333
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	2.929(c)	07/25/34	EUR	83,050	94,655,829
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	3.016(c)	07/15/34	EUR	100,250	114,177,954
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.676(c)	04/15/37	EUR	98,750	112,952,233
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.609(c)	04/15/38	EUR	149,000	168,754,837

Trimaran CAVU Ltd., Series 2025-02A, Class A, 144A	0.000(cc)	03/18/38		70,750	70,757,641
Trinitas CLO Ltd. (Bermuda), Series 2023-22A, Class A1, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.175(c)	07/20/36		101,500	101,500,000
Vendome Funding CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.950% (Cap N/A, Floor 0.950%)	2.974(c)	07/20/34	EUR	73,900	84,039,500
Series 01A, Class A2R, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	3.324(c)	07/20/34	EUR	24,000	27,404,453
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.839(c)	01/15/32		19,206	19,247,607
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	5.435(c)	10/20/34		57,450	57,541,041
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.691(c)	07/18/31		15,723	15,739,052
Series 2018-33A, Class BR, 144A, 3 Month SOFR + 1.812% (Cap N/A, Floor 0.000%)	6.129(c)	07/15/31		8,000	8,015,903
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	5.709(c)	04/15/34		10,000	10,019,538

Warwick Capital CLO Ltd. (United Kingdom), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.268(c)	01/15/37		50,000	50,296,110
Wellfleet CLO Ltd. (Cayman Islands), Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.749(c)	10/18/37		47,690	47,878,118
Wind River CLO Ltd. (Cayman Islands), Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.755(c)	07/20/37		41,700	41,841,813
					9,530,052,621
Consumer Loans 0.5%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1B, 144A	5.930	02/15/29		3,000	3,011,587
Series 2024-A, Class 1C, 144A	6.160	02/15/29		3,000	3,012,892
Series 2024-A, Class 1D, 144A	6.890	02/15/29		2,000	2,012,794
GreenSky Home Improvement Issuer Trust,
Series 2024-02, Class A4, 144A	5.150	10/27/59		12,661	12,749,532
Series 2025-02A, Class A4, 144A	4.890	06/25/60		19,500	19,441,192
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A	5.550	06/25/59		6,300	6,425,946
Series 2024-01, Class A4, 144A	5.670	06/25/59		9,058	9,208,869

Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		15,900	15,508,633
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35		68,400	66,813,223
Series 2023-01A, Class D, 144A	7.490	06/14/38		1,300	1,347,195
Series 2023-02A, Class C, 144A	6.740	09/15/36		20,700	21,240,402
Series 2023-02A, Class D, 144A	7.520	09/15/36		25,130	25,760,768
Series 2024-01A, Class A, 144A	5.790	05/14/41		67,000	69,660,603
					256,193,636
Credit Cards 0.2%
Genesis Sales Finance Master Trust, Series 2024-B, Class A, 144A	5.870	12/20/32		87,700	87,847,003

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Equipment 0.1%
HPEFS Equipment Trust,
Series 2025-01A, Class C, 144A	4.790%	09/20/32	6,500	$6,489,103
Series 2025-01A, Class D, 144A	4.990	03/21/33	4,500	4,491,914

MetroNet Infrastructure Issuer LLC, Series 2025-02A, Class A2, 144A	5.400	08/20/55	58,300	58,295,149
				69,276,166
Home Equity Loans 1.2%
ABFC Trust, Series 2003-OPT01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	5.107(c)	04/25/33	1,145	1,146,948
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	5.442(c)	11/25/33	278	279,481
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M2, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)	3.497(c)	01/25/34	2	2,390
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE09, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	5.442(c)	12/25/34	952	886,656
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE08, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	5.442(c)	09/25/34	206	205,656
BRAVO Residential Funding Trust, Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	3,296	3,323,844
EFMT, Series 2025-CES04, Class A1, 144A	5.431(cc)	06/25/60	19,800	19,761,730
Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)	7.392(c)	10/25/31	26	28,714
GS Mortgage-Backed Securities Trust, Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.850(c)	01/25/55	51,165	51,275,234
GSAA Trust, Series 2006-07, Class AF2	5.995(cc)	03/25/46	555	196,747
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.048(c)	03/20/54	6,064	6,097,797
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.948(c)	05/20/54	3,771	3,793,424
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	5.548(c)	10/20/54	8,096	8,104,075

Merrill Lynch Mortgage Investors Trust, Series 2003-OPT01, Class A3, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	5.187(c)	07/25/34	42	42,002
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE03, Class A4, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)	5.267(c)	03/25/34	483	475,009
Series 2004-HE08, Class A7, 1 Month SOFR + 1.174% (Cap N/A, Floor 1.060%)	5.527(c)	09/25/34	663	684,751

New Century Home Equity Loan Trust, Series 2003-A, Class A, 144A, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	3.431(c)	10/25/33	801	808,738
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	8,008	8,037,078
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	4,118	4,166,101
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44	19,677	19,758,835
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44	25,917	25,771,979
Series 2024-CES08, Class A1A, 144A	5.490(cc)	11/25/44	41,806	41,794,974
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	50,700	50,788,774
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45	59,060	59,252,709
Series 2025-CES07, Class A1A, 144A	5.377(cc)	07/25/55	20,700	20,723,633
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	27,766	28,169,602
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	9,144	9,160,179
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	8,827	8,877,305
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	27,492	27,735,578
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	88,700	88,236,131
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	57,447	57,830,659
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	60,706	60,909,440
				608,326,173

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Other 0.7%
Capital Street Master Trust, Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.693%(c)	10/16/28		71,000	$70,964,741
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A	5.350	10/20/46		14,083	14,190,973
Series 2025-01A, Class A, 144A	5.380	02/20/49		32,387	32,591,189
Series 2025-02A, Class A, 144A	5.320	06/20/49		27,306	27,426,733
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480	03/20/57		23,848	23,089,302
Series 2024-01GS, Class A, 144A	6.250	06/20/57		42,360	41,079,177

PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.069(c)	12/25/27		20,000	20,134,054
Sunrun Artemis Issuer LLC, Series 2024-02A, Class A1, 144A	6.250	07/30/59		25,472	25,109,772
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		15,453	14,940,087
Series 2024-03A, Class A2, 144A	5.880	10/30/59		65,487	62,060,081
					331,586,109
Residential Mortgage-Backed Securities 0.1%
Countrywide Asset-Backed Certificates, Series 2003-BC05, Class 2A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	5.167(c)	12/25/33		229	227,438
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	4.887(c)	08/25/34		2,726	2,667,976
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)	5.247(c)	11/25/34		247	236,865
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	5.517(c)	11/25/34		13	15,027

Credit Suisse Mortgage Trust, Series 2018-RPL04, 144A	3.716	07/25/50		13,777	12,498,022
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB08, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	3.527(c)	12/25/35		172	170,227
GSAMP Trust, Series 2004-AR01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	5.442(c)	06/25/34		879	934,039
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.049(c)	11/25/60	EUR	5,641	6,274,511
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)	6.312(c)	01/25/35		903	881,526
Specialty Underwriting & Residential Finance Trust, Series 2003-BC02, Class M1, 1 Month SOFR + 1.239% (Cap N/A, Floor 1.125%)	5.592(c)	06/25/34		312	306,706
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.417(c)	07/25/33		397	389,986
Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	5.315(c)	09/25/34		570	586,058
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)	4.109(c)	09/25/34		418	434,445
TFS (Spain),
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.144(c)	03/15/26	EUR	32,945	28,009,334
					53,632,161
Student Loans 0.3%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)	5.800(c)	06/25/47		29,801	29,901,343
Series 2024-EDU01, Class C, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.150(c)	06/25/47		2,630	2,620,748
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000(cc)	02/25/43		82,210	11,806,559
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		13,408	12,981,029
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		16,566	15,685,578
Series 2019-A, Class R, 144A	0.000	10/25/48		24,936	8,904,574

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
SMB Private Education Loan Trust,
Series 2024-A, Class A1A, 144A	5.240%	03/15/56	58,386	$59,162,929
Series 2024-D, Class A1A, 144A	5.380	07/15/53	24,620	25,056,506
				166,119,266

Total Asset-Backed Securities (cost $11,441,903,754)				11,521,450,120
Commercial Mortgage-Backed Securities 9.8%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A(x)	3.100(cc)	05/15/35	39,245	33,946,925
Series 2018-20TS, Class H, 144A(x)	3.100(cc)	05/15/35	40,253	33,812,100

ALA Trust, Series 2025-OANA, Class A, 144A, 1 Month SOFR + 1.743% (Cap N/A, Floor 1.743%)	6.085(c)	06/15/40	16,110	16,200,619
ARES Trust, Series 2025-IND03, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.842(c)	04/15/42	47,990	48,049,896
Assurant Commercial Mortgage Trust, Series 2016-01A, Class B, 144A	4.213(cc)	05/15/49	2,359	2,319,905
BANK,
Series 2017-BNK08, Class A3	3.229	11/15/50	8,520	8,320,490
Series 2019-BN20, Class A2	2.758	09/15/62	48,568	45,336,024
Series 2019-BN21, Class XB, IO	0.349(cc)	10/17/52	206,158	2,764,599
Series 2019-BN24, Class A2	2.707	11/15/62	69,300	63,997,628
Series 2020-BN29, Class A3	1.742	11/15/53	37,192	32,253,172
Series 2023-BNK46, Class A21	6.725(cc)	08/15/56	74,030	76,947,952

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903	07/15/49	2,096	2,079,503
BANK5, Series 2023-05YR2, Class A3	6.656(cc)	07/15/56	46,500	48,844,209
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	17,450	16,840,123
Series 2016-ETC, Class B, 144A	3.189	08/14/36	6,970	6,652,471
Series 2016-ETC, Class C, 144A	3.391	08/14/36	5,770	5,411,744
Series 2016-ETC, Class D, 144A	3.609(cc)	08/14/36	21,720	20,021,198
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	13,900	12,581,332
Series 2018-CHRS, Class B, 144A	4.267(cc)	08/05/38	7,345	6,729,079
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38	10,055	8,989,660
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	19,295	16,679,181
Series 2019-C03, Class A3	3.319	05/15/52	24,500	23,469,513
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	6.596(c)	10/15/37	59,000	58,981,562
Series 2020-C08, Class XB, IO	1.018(cc)	10/15/53	119,592	5,876,332
Series 2024-05C27, Class A3	6.014	07/15/57	25,000	26,098,290
Series 2024-5C29, Class A3	5.208	09/15/57	64,600	65,661,985

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	14,600	13,497,700
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51	11,073	10,716,773
Series 2019-B10, Class A3	3.455	03/15/62	39,470	37,821,693
Series 2019-B11, Class A4	3.281	05/15/52	61,825	59,039,549
Series 2019-B12, Class A4	2.859	08/15/52	81,000	75,531,682
Series 2019-B13, Class A3	2.701	08/15/57	38,700	35,938,670
Series 2019-B14, Class A3	3.090	12/15/62	48,180	46,085,885
Series 2019-B14, Class A4	2.795	12/15/62	57,600	53,456,630
Series 2020-B17, Class A4	2.042	03/15/53	78,000	69,934,816
Series 2020-B20, Class A3	1.945	10/15/53	13,000	11,948,824
Series 2020-B21, Class A4	1.704	12/17/53	37,450	32,672,444
Series 2020-IG01, Class A2	2.677	09/15/43	28,000	25,277,473
Series 2023-V03, Class A3	6.363(cc)	07/15/56	20,000	20,849,418
Series 2024-V08, Class A3	6.189(cc)	07/15/57	102,300	107,368,321

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	6.232%(c)	07/15/41	37,000	$37,161,875
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.931(c)	07/15/41	7,500	7,481,286
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.834(c)	08/15/26	39,027	39,026,575

BFLD Trust, Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.892(c)	06/15/42	15,800	15,809,886
BLP Commercial Mortgage Trust,
Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.542(c)	03/15/42	52,510	52,411,386
Series 2025-IND, Class C, 144A, 1 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.142(c)	03/15/42	4,000	3,986,762
BMO Mortgage Trust,
Series 2023-C05, Class A2	6.518	06/15/56	25,000	25,547,853
Series 2024-05C5, Class A3	5.857	02/15/57	18,760	19,421,838

BPR Trust, Series 2023-BRK02, Class A, 144A	6.899(cc)	10/05/38	78,109	81,283,912
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class B, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	5.706(c)	11/15/38	19,022	18,998,020
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.834(c)	10/15/41	70,644	70,776,074
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	6.033(c)	08/15/39	81,636	81,910,145
Series 2025-SPOT, Class A, 144A, 1 Month SOFR + 1.443% (Cap N/A, Floor 1.443%)	5.785(c)	04/15/40	72,720	72,879,075

BX Trust, Series 2025-LUNR, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.842(c)	06/15/40	35,000	35,104,926
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	31,477	30,528,944
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	55,314	54,109,825
Series 2017-CD06, Class A4	3.190	11/13/50	81,000	78,812,943
Series 2018-CD07, Class A3	4.013	08/15/51	26,356	25,769,526

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/52	22,738	22,590,384
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	13,821,547
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	20,252,605

CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	19,032	18,518,567
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class XB, IO	0.053(cc)	09/15/48	21,918	219
Series 2017-C04, Class A3	3.209	10/12/50	63,251	61,289,701
Series 2017-P07, Class A3	3.442	04/14/50	15,580	15,316,318
Series 2019-GC41, Class A4	2.620	08/10/56	94,960	88,509,595
Series 2020-GC46, Class A4	2.477	02/15/53	90,000	81,483,219
Commercial Mortgage Trust,
Series 2014-UBS04, Class A5	3.694	08/10/47	91	90,244
Series 2016-COR01, Class A4	3.091	10/10/49	6,400	6,270,710
Series 2017-COR02, Class A2	3.239	09/10/50	74,027	72,048,648
Series 2018-COR03, Class A2	3.961	05/10/51	54,997	53,634,329
Series 2019-GC44, Class A4	2.698	08/15/57	20,000	18,565,372
Series 2024-277P, Class A, 144A	6.338	08/10/44	29,200	30,572,298
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	97,400	2,575,801

Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	94,640	86,595,600
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class XB, IO	0.250	08/15/48	86,961	157,852
Series 2019-C16, Class A2	3.067	06/15/52	29,312	27,947,458
Series 2019-C17, Class A4	2.763	09/17/52	37,150	34,437,199

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	23,960	22,326,259
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A4	3.071	06/10/50	6,850	6,656,411
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	30,650	29,672,253
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0052, Class X1, IO	0.611(cc)	11/25/25	93,937	112,301

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K0053, Class X1, IO	0.884%(cc)	12/25/25	112,571	$232,447
Series K0055, Class X1, IO	1.330(cc)	03/25/26	233,761	1,412,264
Series K0058, Class XAM, IO	0.814(cc)	08/25/26	59,334	507,175
Series K0069, Class X1, IO	0.340(cc)	09/25/27	498,689	3,199,093
Series K0087, Class X1, IO	0.354(cc)	12/25/28	403,564	4,425,648
Series K0090, Class X1, IO	0.706(cc)	02/25/29	450,066	10,166,233
Series K0091, Class X1, IO	0.559(cc)	03/25/29	540,332	9,922,286
Series K0092, Class XAM, IO	0.982(cc)	04/25/29	53,046	1,796,986
Series K0093, Class X1, IO	0.938(cc)	05/25/29	376,663	11,172,986
Series K0095, Class X1, IO	0.948(cc)	06/25/29	501,325	15,357,299
Series K0096, Class XAM, IO	1.392(cc)	07/25/29	56,489	2,701,185
Series K0097, Class X1, IO	1.084(cc)	07/25/29	515,369	18,678,534
Series K0101, Class X1, IO	0.829(cc)	10/25/29	458,330	13,499,849
Series K0108, Class X1, IO	1.690(cc)	03/25/30	324,779	20,781,073
Series K0114, Class X1, IO	1.113(cc)	06/25/30	255,187	11,484,388
Series K0735, Class X1, IO	0.961(cc)	05/25/26	248,543	1,270,105
Series K1513, Class X1, IO	0.852(cc)	08/25/34	330,275	17,096,291
Series Q001, Class XA, IO	2.081(cc)	02/25/32	22,733	1,386,895
Series Q002, Class XA, IO	0.935(cc)	07/25/33	27,760	975,695

GS Mortgage Securities Corp. Trust, Series 2021-IP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.406(c)	10/15/36	6,770	6,766,841
GS Mortgage Securities Trust,
Series 2014-GC22, Class XB, IO	0.182(cc)	06/10/47	37,110	62,152
Series 2014-GC24, Class A5	3.931	09/10/47	69	68,785
Series 2015-GC34, Class A4	3.506	10/10/48	10,714	10,632,366
Series 2017-GS06, Class A2	3.164	05/10/50	12,934	12,701,399
Series 2018-GS09, Class A3	3.727	03/10/51	10,441	10,194,921
Series 2019-GC39, Class A3	3.307	05/10/52	68,446	64,970,322
Series 2019-GC40, Class A3	2.904	07/10/52	50,000	46,901,025
Series 2019-GSA01, Class A2	2.613	11/10/52	4,941	4,790,442
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	39,389,780
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class XA, IO	0.352(cc)	09/15/47	6,633	66
Series 2014-C24, Class A5	3.639	11/15/47	572	561,015
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	68,224,988
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	30,135,987
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	29,962,754
Series 2019-COR04, Class A5	4.029	03/10/52	4,797	4,535,108
Series 2019-COR05, Class A3	3.123	06/13/52	22,100	21,014,534
Series 2019-COR05, Class XB, IO	0.945(cc)	06/13/52	65,497	2,136,604
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	20,481	20,010,927
Series 2017-C07, Class A4	3.147	10/15/50	68,265	65,920,035
Series 2019-COR06, Class A3	2.795	11/13/52	80,750	73,854,959

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP03, Class A4	2.627	08/15/49	17,436	17,084,940
KRE Commercial Mortgage Trust, Series 2025-AIP04, Class A, 144A, 1 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.642(c)	03/15/42	33,200	33,168,938
LSTAR Commercial Mortgage Trust, Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,414,708
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	7.057(c)	04/15/38	14,566	14,579,255
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31, Class A5	3.102	11/15/49	11,509	11,196,572
Series 2017-C34, Class A3	3.276	11/15/52	18,615	18,167,127
Series 2025-05C1, Class A3	5.635	03/15/58	45,000	46,646,505
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4	3.809	12/15/48	13,800	13,728,291
Series 2017-H01, Class A4	3.259	06/15/50	51,175	49,959,456
Series 2018-H03, Class A4	3.914	07/15/51	7,115	6,958,212

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Capital I Trust, (cont’d.)
Series 2018-H04, Class A3	4.043%	12/15/51	16,356	$16,082,103
Series 2019-H06, Class A3	3.158	06/15/52	37,750	36,198,566
Series 2019-H07, Class A3	3.005	07/15/52	71,647	67,404,645
Series 2019-L02, Class A3	3.806	03/15/52	37,651	36,301,305
Series 2019-L03, Class A3	2.874	11/15/52	35,695	33,625,145
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class A, 144A, 1 Month SOFR + 1.213% (Cap N/A, Floor 1.213%)	5.555(c)	02/15/42	49,015	48,767,244
Series 2025-03BP, Class C, 144A, 1 Month SOFR + 1.892% (Cap N/A, Floor 1.892%)	6.234(c)	02/15/42	18,945	18,891,744
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.783(c)	02/15/42	25,000	24,855,690

One Bryant Park Trust, Series 2019-OBP, Class A, 144A	2.516	09/15/54	7,000	6,340,454
SCG Commercial Mortgage Trust, Series 2025-DLFN, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.542(c)	03/15/35	45,990	45,903,944
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class A, 144A	3.021	09/15/39	35,000	31,902,819
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126	07/05/36	20,955	20,493,516
SREIT Trust, Series 2021-MFP, Class F, 144A, 1 Month SOFR + 2.739% (Cap N/A, Floor 2.625%)	7.081(c)	11/15/38	62,913	62,913,113
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.196	06/15/50	6,679	6,491,267
Series 2017-C05, Class A4	3.212	11/15/50	23,229	22,409,126
Series 2017-C06, Class A4	3.320	12/15/50	29,785	29,094,204
Series 2018-C10, Class A3	4.048	05/15/51	64,520	63,691,216
Series 2018-C11, Class A4	3.977	06/15/51	40,000	39,480,036
Series 2018-C15, Class A3	4.075	12/15/51	16,998	16,614,845
Series 2019-C16, Class A3	3.344	04/15/52	31,500	29,888,372
Series 2019-C16, Class XB, IO	0.851(cc)	04/15/52	96,253	2,738,869
Series 2019-C17, Class A3	2.669	10/15/52	80,672	75,333,139
Series 2019-C18, Class A3	2.782	12/15/52	22,850	21,033,000

UBS-Barclays Commercial Mortgage Trust, Series 2013-C05, Class XB, IO, 144A	0.071(cc)	03/10/46	41,314	413
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	6.583(c)	11/15/41	15,200	15,252,250
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class XB, IO	0.962(cc)	06/15/49	36,018	182,366
Series 2016-C35, Class XB, IO	0.912(cc)	07/15/48	55,952	332,103
Series 2016-C36, Class A3	2.807	11/15/59	26,739	26,223,062
Series 2017-C39, Class A4	3.157	09/15/50	37,000	35,967,378
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	981,874
Series 2018-C44, Class A4	3.948	05/15/51	19,843	19,529,402
Series 2018-C45, Class A3	3.920	06/15/51	23,154	22,783,111
Series 2018-C47, Class A3	4.175	09/15/61	37,616	37,189,845
Series 2019-C50, Class A4	3.466	05/15/52	34,566	33,243,409
Series 2019-C52, Class A4	2.643	08/15/52	86,011	80,257,621
Series 2019-C53, Class A3	2.787	10/15/52	6,100	5,681,862
Series 2019-C54, Class A3	2.892	12/15/52	42,492	39,653,220
Series 2020-C55, Class A4	2.474	02/15/53	58,725	53,734,091
Series 2024-01CHI, Class A, 144A	5.307(cc)	07/15/35	75,100	75,489,874

Total Commercial Mortgage-Backed Securities (cost $5,012,245,910)				4,835,232,800
Corporate Bonds 30.5%
Aerospace & Defense 0.9%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.400	04/15/30	17,620	16,801,849
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	169,261	167,027,511
Sr. Unsec’d. Notes	2.750	02/01/26	8,273	8,179,259
Sr. Unsec’d. Notes	3.250	02/01/28	14,855	14,383,141

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Boeing Co. (The), (cont’d.)
Sr. Unsec’d. Notes	3.550%	03/01/38	15,098	$12,195,058
Sr. Unsec’d. Notes(a)	3.600	05/01/34	14,772	13,046,258
Sr. Unsec’d. Notes	3.625	03/01/48	2,130	1,472,827
Sr. Unsec’d. Notes	3.850	11/01/48	990	704,479
Sr. Unsec’d. Notes	3.900	05/01/49	44,475	32,315,059
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	10,079,051
Sr. Unsec’d. Notes	5.705	05/01/40	22,420	22,257,555
Sr. Unsec’d. Notes	5.930	05/01/60	72,825	69,731,434
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	42,750	42,910,313
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	5,715	5,857,875
Sr. Unsec’d. Notes, 144A(a)	7.125	06/15/26	4,294	4,291,316
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	3,675	3,815,201
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	6,181	6,196,453

HEICO Corp., Gtd. Notes	5.250	08/01/28	9,750	9,940,059
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	5.050	06/01/29	15,850	16,143,710
Spirit AeroSystems, Inc., Sr. Sec’d. Notes	3.850	06/15/26	1,660	1,635,570
				458,983,978
Agriculture 0.7%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	56,803	42,113,010
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	41,745	39,436,385
Gtd. Notes	3.557	08/15/27	12,287	12,056,229
Gtd. Notes	4.390	08/15/37	69,276	61,513,084
Gtd. Notes(a)	5.625	08/15/35	1,960	1,991,935
Gtd. Notes	5.834	02/20/31	4,000	4,191,476
Gtd. Notes	6.343	08/02/30	10,195	10,924,138
Gtd. Notes	7.750	10/19/32	5,000	5,753,434
BAT International Finance PLC (United Kingdom),
Gtd. Notes(a)	1.668	03/25/26	9,736	9,546,499
Gtd. Notes	5.931	02/02/29	23,565	24,597,142

Bunge Ltd. Finance Corp., Gtd. Notes(a)	2.750	05/14/31	6,500	5,863,502
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	5.625	07/01/35	1,295	1,292,616
Gtd. Notes, 144A, MTN	5.500	02/01/30	11,154	11,453,269
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	2.100	05/01/30	30,645	27,461,104
Sr. Unsec’d. Notes	3.125	03/02/28	1,802	1,749,222
Sr. Unsec’d. Notes	4.875	02/13/29	1,198	1,213,597
Sr. Unsec’d. Notes	5.250	02/13/34	9,347	9,462,697
Sr. Unsec’d. Notes	5.625	09/07/33	52,304	54,393,219
				325,012,558
Airlines 0.3%
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	3.700	04/01/28	1,428	1,401,279
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	5,904	5,753,024
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600	03/22/29	7,185	6,989,155
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates(a)	2.000	12/10/29	21,494	20,337,295

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750%	10/20/28	10,110	$10,109,899
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	38,315	38,570,316
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450	06/01/29	6,281	6,078,459
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	10,308	9,693,530
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.500	09/01/31	8,381	7,899,434
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	7,523	6,733,666
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	34,860	34,649,196
Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,665	9,433,030

VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	6.375	02/01/30	1,925	1,819,125
				159,467,408
Apparel 0.0%
PVH Corp., Sr. Unsec’d. Notes	5.500	06/13/30	8,200	8,261,654
Auto Manufacturers 0.8%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	1,055	894,021
Sr. Unsec’d. Notes	4.750	01/15/43	13,282	10,286,844
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	24,254	23,659,023
Sr. Unsec’d. Notes	2.900	02/16/28	16,452	15,438,741
Sr. Unsec’d. Notes	2.900	02/10/29	3,279	2,982,750
Sr. Unsec’d. Notes	4.125	08/17/27	11,147	10,864,326
Sr. Unsec’d. Notes	4.134	08/04/25	2,600	2,600,000
Sr. Unsec’d. Notes	4.271	01/09/27	44,065	43,411,905
Sr. Unsec’d. Notes	4.950	05/28/27	2,000	1,983,559
Sr. Unsec’d. Notes	5.113	05/03/29	3,250	3,178,251
Sr. Unsec’d. Notes	5.125	11/05/26	864	861,919
Sr. Unsec’d. Notes	5.800	03/05/27	4,115	4,140,870
Sr. Unsec’d. Notes	5.800	03/08/29	18,085	18,117,606
Sr. Unsec’d. Notes	5.850	05/17/27	12,674	12,759,713
Sr. Unsec’d. Notes	5.875	11/07/29	12,500	12,535,742
Sr. Unsec’d. Notes	6.950	03/06/26	8,988	9,053,484
Sr. Unsec’d. Notes	7.350	03/06/30	1,815	1,919,436
General Motors Co.,
Sr. Unsec’d. Notes	5.200	04/01/45	2,660	2,311,192
Sr. Unsec’d. Notes	6.250	10/02/43	5,906	5,860,165
Sr. Unsec’d. Notes	6.600	04/01/36	7,295	7,706,613
Sr. Unsec’d. Notes	6.750	04/01/46	5,987	6,243,707
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	20,453	20,041,908
Gtd. Notes	4.000	10/06/26	7,785	7,721,970
Gtd. Notes	4.350	01/17/27	4,416	4,395,264
Sr. Unsec’d. Notes	2.350	01/08/31	84,135	73,295,998
Sr. Unsec’d. Notes	2.400	10/15/28	1,680	1,568,010
Sr. Unsec’d. Notes	2.700	08/20/27	2,435	2,343,290
Sr. Unsec’d. Notes	5.550	07/15/29	720	735,403
Sr. Unsec’d. Notes(a)	5.650	01/17/29	2,775	2,838,414
Sr. Unsec’d. Notes	5.800	06/23/28	1,370	1,408,659

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	4.550%	09/26/29	4,000	$3,961,739
Sr. Unsec’d. Notes, 144A	5.100	06/24/30	25,370	25,623,863
Sr. Unsec’d. Notes, 144A	5.350	03/19/29	7,175	7,300,859

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	4.050	10/24/25	1,980	1,974,336
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A(a)	4.950	08/15/29	1,490	1,492,397
Gtd. Notes, 144A	5.050	03/27/28	32,852	33,008,198
Gtd. Notes, 144A(a)	5.250	03/22/29	23,837	24,099,684
				408,619,859
Auto Parts & Equipment 0.2%
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.500	04/01/27	17,897	17,919,230
Aptiv Swiss Holdings Ltd., Gtd. Notes(a)	6.875(ff)	12/15/54	4,965	4,996,031
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30	2,150	2,208,652
Dana, Inc., Sr. Unsec’d. Notes	5.625	06/15/28	50	50,010
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	4.150	10/01/25	3,900	3,894,859
Tenneco, Inc., Sr. Sec’d. Notes, 144A(a)	8.000	11/17/28	69,143	68,639,675
				97,708,457
Banks 8.9%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes(a)	5.552(ff)	03/14/28	40,600	41,167,616
Sub. Notes	2.749	12/03/30	6,400	5,691,764
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	36,615	36,563,091
Jr. Sub. Notes, Series FF	5.875(ff)	03/15/28(oo)	5,595	5,619,216
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	267,035	239,449,300
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	77,865	76,537,256
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	48,286	42,391,802
Sr. Unsec’d. Notes, MTN	1.922(ff)	10/24/31	14,481	12,640,477
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	219,885	200,735,647
Sr. Unsec’d. Notes, MTN(a)	2.972(ff)	02/04/33	26,185	23,434,394
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	45,315	43,109,170
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	26,803	26,511,680
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	21,644	17,163,890
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,030	1,025,200
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	40,400	36,196,612
Sub. Notes, MTN	4.450	03/03/26	21,450	21,426,586
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.667(ff)	03/10/32	7,000	6,217,791
Sr. Unsec’d. Notes	2.894(ff)	11/24/32	3,745	3,318,665
Sr. Unsec’d. Notes	4.942(ff)	09/10/30	22,690	22,845,558
Sr. Unsec’d. Notes(a)	5.335(ff)	09/10/35	4,100	4,063,976
Sr. Unsec’d. Notes	5.367(ff)	02/25/31	6,000	6,124,254
Sr. Unsec’d. Notes(a)	5.501(ff)	08/09/28	12,710	12,916,537
Sr. Unsec’d. Notes(a)	5.785(ff)	02/25/36	6,035	6,153,407
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	4,130	4,679,754
Sub. Notes	4.836	05/09/28	7,715	7,671,421
Sub. Notes	5.088(ff)	06/20/30	28,394	28,476,306
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	32,200	30,365,315

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
BNP Paribas SA (France), (cont’d.)
Sr. Non-Preferred Notes, 144A	2.159%(ff)	09/15/29	19,050	$17,658,984
Sr. Non-Preferred Notes, 144A(a)	2.591(ff)	01/20/28	19,375	18,816,870
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	27,265	24,366,891
Sr. Non-Preferred Notes, 144A	3.132(ff)	01/20/33	15,150	13,533,586
Sr. Non-Preferred Notes, 144A	4.400	08/14/28	4,458	4,439,681
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	28,300	26,300,803
Sr. Non-Preferred Notes, 144A, MTN	3.500	11/16/27	17,175	16,760,023
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	1.652(ff)	10/06/26	30,045	29,858,234
Sr. Non-Preferred Notes, 144A	5.936(ff)	05/30/35	14,539	14,932,415
Sr. Non-Preferred Notes, 144A, MTN(a)	3.500	10/23/27	4,330	4,226,354
Sr. Preferred Notes, 144A, MTN	3.250	01/11/28	6,850	6,653,202
Sub. Notes, 144A, MTN	4.875	04/01/26	1,015	1,015,158

CaixaBank SA (Spain), Sr. Non-Preferred Notes, 144A	6.840(ff)	09/13/34	18,150	19,945,616
Capital One NA,
Sr. Unsec’d. Notes	3.450	07/27/26	6,525	6,457,966
Sr. Unsec’d. Notes	4.250	03/13/26	675	673,037
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	15,200	15,307,523
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	67,510	70,189,020
Citigroup, Inc.,
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	46,837	47,332,603
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	31,420	31,200,158
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	26,270	25,950,523
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	195,755	179,269,788
Sr. Unsec’d. Notes	2.904(ff)	11/03/42	53,586	37,891,023
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	23,165	20,736,191
Sr. Unsec’d. Notes	3.200	10/21/26	45,302	44,609,835
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	12,403,241
Sr. Unsec’d. Notes	3.700	01/12/26	21,145	21,048,310
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	63,929	59,693,160
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,682,512
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	21,090	21,004,138
Sub. Notes	4.450	09/29/27	470	468,681
Sub. Notes	4.750	05/18/46	42,640	36,742,424

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	24,593	25,297,549
Credit Agricole SA (France), Sr. Non-Preferred Notes, 144A, MTN	4.631(ff)	09/11/28	19,955	19,942,181
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	19,490	19,385,251
Sr. Non-Preferred Notes, 144A(a)	5.705(ff)	03/01/30	43,015	44,459,323
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.129(ff)	11/24/26	27,405	27,172,011
Sr. Non-Preferred Notes	2.311(ff)	11/16/27	2,985	2,895,878
Sr. Non-Preferred Notes	4.999(ff)	09/11/30	42,157	42,474,480
Sr. Non-Preferred Notes	5.297(ff)	05/09/31	7,220	7,329,021
Sr. Non-Preferred Notes	5.373(ff)	01/10/29	7,070	7,183,604
Sr. Non-Preferred Notes(a)	5.706(ff)	02/08/28	12,325	12,494,173
Sr. Non-Preferred Notes(a)	7.146(ff)	07/13/27	8,015	8,194,616
Sub. Notes	3.729(ff)	01/14/32	15,400	14,227,832

Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	4,625	4,944,935
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	5,965	5,832,615
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	15,995	15,682,001
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	48,415	41,969,093
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	54,500	48,507,079

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	3.210%(ff)	04/22/42	110,085	$82,227,716
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	16,800	16,489,458
Sr. Unsec’d. Notes(a)	3.850	01/26/27	41,450	41,114,759
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	10,000	9,927,982
Sr. Unsec’d. Notes, MTN	4.800	07/08/44	12,700	11,407,090
Sub. Notes	6.750	10/01/37	216	237,556

Hamburg Commercial Bank AG (Germany), Sub. Notes, EMTN, SOFR + 0.667%	5.016(c)	03/21/31	40,000	38,902,960
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.013(ff)	09/22/28	9,365	8,873,352
Sr. Unsec’d. Notes	5.887(ff)	08/14/27	1,625	1,643,103
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	26,415	27,010,641
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	9,560	9,995,584
Intesa Sanpaolo SpA (Italy),
Sr. Non-Preferred Notes, 144A(a)	7.778(ff)	06/20/54	14,870	16,967,494
Sr. Preferred Notes, 144A	7.800	11/28/53	1,820	2,173,293
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%(a)	7.138(c)	11/01/25(oo)	30,100	30,434,332
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	7.036(c)	10/01/25(oo)	89,955	90,461,233
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	28,750	28,306,000
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	115,410	100,115,200
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	63,170	57,714,295
Sr. Unsec’d. Notes(a)	2.545(ff)	11/08/32	105,105	92,358,928
Sr. Unsec’d. Notes(a)	2.580(ff)	04/22/32	19,240	17,171,916
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	127,835	119,039,464
Sr. Unsec’d. Notes	3.300	04/01/26	15,205	15,083,466
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	91,135	88,580,850
Sr. Unsec’d. Notes	3.960(ff)	01/29/27	7,250	7,230,995
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	7,285	5,792,027
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	52,470	51,849,335
Sr. Unsec’d. Notes	4.565(ff)	06/14/30	14,310	14,355,648
Sr. Unsec’d. Notes	4.995(ff)	07/22/30	8,490	8,636,373

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	5.110	12/08/26	2,835	2,861,766
Kasikornbank PCL (Thailand), Sub. Notes, EMTN	3.343(ff)	10/02/31	8,650	8,430,549
KeyCorp, Sr. Unsec’d. Notes, MTN(a)	2.550	10/01/29	13,917	12,845,533
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	14,595	14,439,048
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	3.170	09/11/27	9,800	9,545,035
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	65,450	56,725,172
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	129,705	119,522,663
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	50,085	49,259,831
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	10,525	10,485,206
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	69,925	59,822,104
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	88,076	75,475,855
Sr. Unsec’d. Notes, MTN(a)	2.802(ff)	01/25/52	38,692	23,941,104
Sr. Unsec’d. Notes, MTN(a)	3.125	07/27/26	17,990	17,765,852
Sr. Unsec’d. Notes, MTN	3.591(ff)(cc)	07/22/28	29,190	28,671,125
Sr. Unsec’d. Notes, MTN	5.250(ff)	04/21/34	14,145	14,371,883
Sub. Notes, GMTN	4.350	09/08/26	14,335	14,297,266
Sub. Notes, MTN	3.950	04/23/27	16,325	16,187,715

NatWest Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.445(ff)	05/08/30	874	866,864

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

PNC Bank NA, Sub. Notes	4.050%	07/26/28	1,200	$1,188,019
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	3.450	04/23/29	4,815	4,671,578
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	30,325	31,260,584

Rheinland-Pfalz Bank (Germany), Sub. Notes, 144A(a)	6.875	02/23/28	10,500	11,014,210
Societe Generale SA (France), Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	47,800	47,200,927
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	4.954(ff)	07/08/33	7,500	7,495,302
Sr. Unsec’d. Notes	5.246(ff)	07/08/36	89,230	89,734,355
Truist Financial Corp.,
Jr. Sub. Notes, Series N	6.669(ff)	09/01/25(oo)	34,643	34,658,316
Sr. Unsec’d. Notes, MTN	4.873(ff)	01/26/29	555	559,990
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	11,290	11,792,739
Sr. Unsec’d. Notes, MTN(a)	7.161(ff)	10/30/29	20,905	22,556,467
Sub. Notes, MTN	3.875	03/19/29	7,090	6,908,532

U.S. Bancorp, Sr. Unsec’d. Notes(a)	5.836(ff)	06/12/34	2,155	2,258,426
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	4.550	04/17/26	4,065	4,062,288
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	4,900	4,816,838
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27	17,775	17,484,642
Sr. Unsec’d. Notes, 144A	2.746(ff)	02/11/33	22,794	19,871,554
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	14,130	13,333,609
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	8,734	8,594,451
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	10,582	10,571,884
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	2,440	2,434,817
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	3,541	3,519,835

UniCredit SpA (Italy), Sr. Non-Preferred Notes, 144A	2.569(ff)	09/22/26	28,415	28,307,063
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	64,795	48,833,468
Sr. Unsec’d. Notes	5.150(ff)	04/23/31	19,465	19,859,962
Sr. Unsec’d. Notes, MTN(a)	2.572(ff)	02/11/31	189,245	173,588,800
Sr. Unsec’d. Notes, MTN(a)	2.879(ff)	10/30/30	55,529	51,874,122
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	41,995	38,442,145
Sr. Unsec’d. Notes, MTN(a)	4.478(ff)	04/04/31	20,974	20,833,458
				4,409,000,279
Beverages 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	52,960	51,116,171
Gtd. Notes	4.900	02/01/46	31,653	28,906,805
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.439	10/06/48	2,330	1,961,850
Gtd. Notes	8.000	11/15/39	1,880	2,366,956
Gtd. Notes	8.200	01/15/39	445	562,180
				84,913,962
Biotechnology 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes(a)	5.650	03/02/53	18,280	17,683,722
Sr. Unsec’d. Notes	5.750	03/02/63	21,500	20,671,004

Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650	12/01/41	1,200	1,217,320
				39,572,046

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Building Materials 0.1%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750%	08/01/28		1,900	$1,747,108
Cemex SAB de CV (Mexico), Gtd. Notes	3.125	03/19/26	EUR	750	854,616
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26		3,315	3,277,894
Sr. Unsec’d. Notes	4.300	07/15/47		14,585	11,797,738
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32		16,435	16,867,617
Sr. Unsec’d. Notes, 144A	6.750	03/01/33		2,320	2,379,872

Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28		2,709	2,700,469
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/31		15,125	13,516,030
Sr. Unsec’d. Notes, 144A(a)	4.375	07/15/30		50	47,341
Sr. Unsec’d. Notes, 144A	4.750	01/15/28		1,325	1,308,787
					54,497,472
Chemicals 0.4%
Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43		11,140	11,547,557
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes(a)	4.500	01/10/28		2,600	1,989,000
Gtd. Notes, 144A	4.500	01/10/28		15,682	11,996,730
Gtd. Notes, 144A	4.500	01/31/30		11,857	8,341,400
Gtd. Notes, 144A	8.500	01/12/31		47,933	37,507,573
Celanese US Holdings LLC,
Gtd. Notes	6.850	11/15/28		4,475	4,661,442
Gtd. Notes	7.050	11/15/30		4,375	4,554,131
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		8,565	7,607,985
Gtd. Notes(a)	5.375	03/15/44		2,751	2,563,112
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42		75	59,659
Sr. Unsec’d. Notes	4.800	05/15/49		10,718	8,538,285
Sr. Unsec’d. Notes	5.250	11/15/41		2,101	1,882,388
Sr. Unsec’d. Notes	5.550	11/30/48		504	449,776
Sr. Unsec’d. Notes	9.400	05/15/39		125	160,648
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.725	11/15/28		21,220	21,470,274
Sr. Unsec’d. Notes	5.419	11/15/48		1,960	1,957,598
FMC Corp.,
Sr. Unsec’d. Notes	4.500	10/01/49		12,925	9,690,409
Sr. Unsec’d. Notes(a)	5.650	05/18/33		1,600	1,574,827
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40		3,785	2,744,503
Gtd. Notes(a)	3.625	04/01/51		8,825	5,788,221

Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.625	11/15/43		3,376	3,230,958
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43		3,370	3,003,786
Sr. Unsec’d. Notes	5.250	01/15/45		8,000	7,409,718
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A(a)	3.750	06/23/31		4,572	4,123,761
Sr. Unsec’d. Notes, 144A	6.750	05/02/34		28,050	29,169,346

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Sasol Financing USA LLC (South Africa), Gtd. Notes(a)	6.500%	09/27/28		7,510	$7,230,253
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		1,240	1,240,000
					200,493,340
Commercial Services 0.7%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		1,714	1,693,196
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29		26,875	26,141,400
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A(a)	4.625	06/01/28		20,190	19,584,300
Sr. Sec’d. Notes, 144A	4.625	06/01/28		14,970	14,516,110
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29		2,656	2,439,554
Gtd. Notes, 144A	4.625	10/01/27		11,055	10,805,861

Belron UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	5.750	10/15/29		1,000	1,009,000
Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31		950	1,004,405
California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119		39,775	24,909,558
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	1,690,817

Central Nippon Expressway Co. Ltd. (Japan), Sr. Unsec’d. Notes	0.886	09/29/25		7,500	7,451,920
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		21,536	21,968,065
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	22,944	26,069,270
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,221,260
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26		10,390	10,236,356
Gtd. Notes, 144A	3.800	11/01/25		17,535	17,485,047
Gtd. Notes, 144A	6.700	06/01/34		1,840	2,052,047
Gtd. Notes, 144A	7.000	10/15/37		4,090	4,683,168

Global Payments, Inc., Sr. Unsec’d. Notes	4.950	08/15/27		9,080	9,134,742
Herc Holdings, Inc.,
Gtd. Notes, 144A(a)	7.250	06/15/33		6,000	6,217,208
Sr. Unsec’d. Notes, 144A	7.000	06/15/30		12,960	13,382,275

Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		8,040	4,702,953
Leland Stanford Junior University (The), Unsec’d. Notes	3.647	05/01/48		5,345	4,105,115
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116		18,113	12,439,497
Unsec’d. Notes	4.678	07/01/2114		3,000	2,478,643
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50		8,950	5,362,256
Unsec’d. Notes	3.150	07/15/46		9,930	7,069,204
Unsec’d. Notes	3.300	07/15/56		5,630	3,806,020
Unsec’d. Notes	3.619	10/01/37		3,710	3,241,283

Trustees of Princeton University (The), Unsec’d. Notes, Series 2020	2.516	07/01/50		6,310	3,822,082
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes(a)	3.610	02/15/2119		1,065	671,783
United Rentals North America, Inc.,
Gtd. Notes(a)	3.750	01/15/32		5,275	4,800,438

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
United Rentals North America, Inc., (cont’d.)
Gtd. Notes(a)	3.875%	02/15/31		1,200	$1,119,913
Gtd. Notes(a)	4.875	01/15/28		64,805	64,410,612
Gtd. Notes(a)	5.250	01/15/30		6,492	6,479,002

University of Chicago (The), Unsec’d. Notes, Series 20B	2.761	04/01/45		6,560	5,087,051
University of Southern California,
Sr. Unsec’d. Notes, Series A	3.226	10/01/2120		5,210	2,959,734
Unsec’d. Notes, Series 2017	3.841	10/01/47		9,375	7,335,589
					364,586,734
Computers 0.1%
Accenture Capital, Inc., Gtd. Notes	4.250	10/04/31		13,380	13,172,991
Leidos, Inc., Gtd. Notes	2.300	02/15/31		20,140	17,640,471
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		10,758	11,657,750
					42,471,212
Cosmetics/Personal Care 0.0%
Gillette Co. (The), Sr. Unsec’d. Notes, MTN, 3 Month SOFR + (0.038)%	4.254(c)	04/02/43		6,519	6,455,230
Diversified Financial Services 0.8%
Aircraft Finance Co. Ltd. (China), Sr. Sec’d. Notes, Series B	4.100	03/29/26		509	504,959
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		43,775	43,596,048
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28		37,660	40,031,513
CDP Financial, Inc. (Canada),
Gtd. Notes	5.600	11/25/39		700	705,569
Gtd. Notes, 144A	5.600	11/25/39		2,195	2,212,462

Charles Schwab Corp. (The), Jr. Sub. Notes, Series H	4.000(ff)	12/01/30(oo)		28,365	25,892,098
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^(x)	7.230(c)	05/31/26(d)		196,471	174,859,216
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.750	10/15/32		39,020	33,111,548
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30		2,725	2,741,777
Gtd. Notes, 144A	5.500	08/15/28		12,330	12,317,421
Gtd. Notes, 144A	6.000	01/15/27		15,935	15,951,528

Nuveen LLC, Sr. Unsec’d. Notes, 144A	5.850	04/15/34		4,510	4,679,354
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		10,325	9,847,529
Gtd. Notes	6.625	05/15/29		2,005	2,047,444
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		26,225	25,137,595
Gtd. Notes, 144A	7.875	12/15/29		1,295	1,366,507

Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,060	3,322,811
					398,325,379

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 2.4%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.100%	12/01/26	1,300	$1,278,712
Sr. Unsec’d. Notes	3.750	12/01/47	5,595	4,221,555
Sr. Unsec’d. Notes	3.800	06/15/49	7,345	5,458,580
Sr. Unsec’d. Notes, Series M	3.650	04/01/50	7,206	5,282,665

Avangrid, Inc., Sr. Unsec’d. Notes	3.800	06/01/29	21,920	21,369,238
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34	12,194	10,685,201
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	16,692	16,406,712
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	31,865	31,533,891
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	36,666	36,486,737

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48	6,685	5,209,250
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.950	03/01/30	26,025	24,185,447
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,277,162
CMS Energy Corp., Jr. Sub. Notes	4.750(ff)	06/01/50	23,485	22,705,263
Comision Federal de Electricidad (Mexico),
Gtd. Notes	4.688	05/15/29	5,000	4,835,000
Gtd. Notes, 144A	4.688	05/15/29	45,602	44,097,134
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	2,052,005
First Mortgage	4.350	11/15/45	2,780	2,344,375
First Mortgage	6.450	01/15/38	690	756,725
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	5,855,964
Sr. Unsec’d. Notes, Series C(a)	4.300	12/01/56	2,920	2,288,354
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C(a)	3.375	04/01/30	665	631,264
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	5,685	5,583,889

DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	37,340	36,645,440
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48	6,745	5,269,344
First Mortgage	4.250	12/15/41	6,000	5,125,769
First Mortgage(a)	4.950	01/15/33	19,765	20,039,113
First Ref. Mortgage	3.750	06/01/45	3,045	2,354,596
First Ref. Mortgage	4.000	09/30/42	1,025	842,911
First Ref. Mortgage	6.000	01/15/38	3,675	3,896,072

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	12,485	12,236,684
Duke Energy Progress LLC, First Mortgage	4.100	03/15/43	2,410	1,983,744
El Paso Electric Co., Sr. Unsec’d. Notes(a)	6.000	05/15/35	750	769,347
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	4,959	4,909,068
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.125	07/12/28	16,155	15,056,016
Gtd. Notes, 144A	3.500	04/06/28	13,415	13,062,674
Entergy Louisiana LLC,
Collateral Trust	3.120	09/01/27	12,955	12,647,222
Collateral Trust	3.250	04/01/28	5,000	4,866,211
Collateral Trust	4.200	09/01/48	29,046	23,108,549
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	22,487	22,842,969

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Eskom Holdings SOC Ltd. (South Africa), (cont’d.)
Gov’t. Gtd. Notes, MTN	6.350%	08/10/28	22,062	$22,411,241
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	40,406	42,628,330

FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	815	774,351
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	7,657,162
First Mortgage	3.950	03/01/48	8,210	6,490,121
Sr. Unsec’d. Notes, Series A(a)	3.300	05/30/27	9,415	9,252,361

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	25,625	25,130,084
Georgia Power Co., Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	976,000
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26	50	51,194
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	130	149,124
Local Gov’t. Gtd. Notes, Series GH(a)	8.250	04/15/26	304	311,260
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29	18,767	21,527,836
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	15,025	17,349,808
Local Gov’t. Gtd. Notes, Series HK(a)	9.375	04/15/30	7,750	9,304,323
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30	29,000	35,726,098
Local Gov’t. Gtd. Notes, Series MBIA	8.250	04/15/26	25	25,597

Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	15	16,145
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.100	09/26/28	3,260	3,224,849
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30	6,350	6,100,644
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	26,410	25,747,109
John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42	1,363	1,304,344
MidAmerican Energy Co., First Mortgage	4.250	07/15/49	1,865	1,512,819
Nevada Power Co., General Ref. Mortgage	5.375	09/15/40	500	489,984
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	4.800(ff)	12/01/77	12,235	11,766,424
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	12,825	12,846,055
Gtd. Notes, 144A	3.375	02/15/29	875	821,456
Gtd. Notes, 144A	3.625	02/15/31	9,900	9,061,802
Gtd. Notes, 144A	3.875	02/15/32	8,600	7,854,853
Gtd. Notes, 144A	5.250	06/15/29	7,560	7,475,856
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	8,650	9,541,124

Oglethorpe Power Corp., First Mortgage	4.500	04/01/47	8,000	6,564,384
Pacific Gas & Electric Co.,
First Mortgage	3.300	08/01/40	1,970	1,439,092
First Mortgage	3.950	12/01/47	30,960	22,050,420
First Mortgage	4.000	12/01/46	785	561,601
First Mortgage	4.500	07/01/40	32,080	27,113,797
First Mortgage	4.750	02/15/44	5,535	4,579,717
First Mortgage	4.950	07/01/50	23,061	19,069,740
First Mortgage	5.900	06/15/32	7,000	7,206,927
First Mortgage	6.400	06/15/33	10,600	11,178,946
PacifiCorp,
First Mortgage	2.700	09/15/30	10,355	9,442,162
First Mortgage	3.300	03/15/51	4,510	2,871,971

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
PECO Energy Co.,
First Mortgage	4.375%	08/15/52		4,050	$3,329,939
First Ref. Mortgage	4.800	10/15/43		6,449	5,740,395
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	10,974	10,965,915
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	7,000	7,988,240

PG&E Corp., Jr. Sub. Notes	7.375(ff)	03/15/55		4,375	4,220,855
PPL Electric Utilities Corp., First Mortgage	4.150	06/15/48		8,855	7,162,561
Public Service Co. of Colorado, First Mortgage	4.100	06/15/48		2,945	2,275,880
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	3.650	09/01/42		1,990	1,561,557
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48		11,280	8,986,242
Sr. Sec’d. Notes	4.434	11/15/41		2,550	2,149,075

Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27		17,545	17,174,915
San Diego Gas & Electric Co.,
First Mortgage	5.350	05/15/40		9,512	9,270,507
First Mortgage, Series RRR	3.750	06/01/47		1,665	1,233,788

SCE Recovery Funding LLC, Sr. Sec’d. Notes, Series A-2	5.112	12/14/49		1,100	1,037,370
Sempra,
Sr. Unsec’d. Notes	3.400	02/01/28		7,758	7,545,409
Sr. Unsec’d. Notes	3.800	02/01/38		5,485	4,549,645
Sr. Unsec’d. Notes(a)	4.000	02/01/48		8,300	6,156,323

Southern Power Co., Sr. Unsec’d. Notes	5.150	09/15/41		725	682,124
Tucson Electric Power Co., Sr. Unsec’d. Notes	5.200	09/15/34		24,470	24,525,387
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27		6,045	5,907,876
Virginia Electric & Power Co., Sr. Unsec’d. Notes	6.350	11/30/37		6,000	6,435,960
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		28,350	28,614,678
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		92,575	94,451,239
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		18,275	19,814,953
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		26,000	25,197,565
Gtd. Notes, 144A	5.000	07/31/27		33,211	33,045,399
Gtd. Notes, 144A	5.500	09/01/26		400	399,645
Gtd. Notes, 144A	5.625	02/15/27		11,464	11,450,222
Gtd. Notes, 144A	6.875	04/15/32		2,095	2,177,035
Sr. Sec’d. Notes, 144A	3.700	01/30/27		1,800	1,775,015
					1,208,633,677
Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A(a)	6.375	03/15/29		9,075	9,305,691
Gtd. Notes, 144A(a)	6.625	03/15/32		6,770	6,984,440
Gtd. Notes, 144A(a)	7.250	06/15/28		3,595	3,645,032
					19,935,163

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electronics 0.0%
TD SYNNEX Corp., Sr. Unsec’d. Notes(a)	1.750%	08/09/26		20,000	$19,395,213
Engineering & Construction 0.2%
AECOM, Gtd. Notes, 144A	6.000	08/01/33		4,745	4,783,439
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A(a)	4.250	10/27/27		2,275	2,218,125
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	4.250	10/31/26		1,000	994,380
Sr. Sec’d. Notes	5.500	07/31/47		13,000	10,889,840
Sr. Sec’d. Notes, 144A	3.875	04/30/28		17,976	17,445,708
Sr. Sec’d. Notes, 144A	4.250	10/31/26		16,218	16,126,855
Sr. Sec’d. Notes, 144A	5.500	10/31/46		3,377	2,839,061
Sr. Sec’d. Notes, 144A	5.500	07/31/47		68,904	57,719,503
					113,016,911
Entertainment 0.1%
Brightstar Lottery PLC, Sr. Sec’d. Notes, 144A	6.250	01/15/27		5,650	5,688,081
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29		22,095	20,889,310
Sr. Sec’d. Notes, 144A	7.000	02/15/30		2,650	2,733,746

Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250	07/01/32		17,830	18,865,820
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		7,930	5,300,924
Gtd. Notes	5.141	03/15/52		10,342	6,399,882
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	6.250	03/15/33		5,530	5,544,084
Gtd. Notes, 144A(a)	7.125	02/15/31		1,200	1,276,103
					66,697,950
Foods 0.6%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29		11,989	12,971,133
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	4.625	01/15/27		3,935	3,905,383
Gtd. Notes, 144A(a)	6.500	02/15/28		5,050	5,133,577
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		22,928	20,340,287
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28		13,250	12,392,065

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes	8.125	05/14/30	GBP	78,105	97,893,908
Cencosud SA (Chile), Gtd. Notes, 144A	4.375	07/17/27		3,835	3,800,677
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.750	12/01/31		600	557,057
Gtd. Notes	6.750	03/15/34		61,071	66,455,899
Kraft Heinz Foods Co.,
Gtd. Notes(a)	3.000	06/01/26		12,845	12,679,920
Gtd. Notes	4.625	10/01/39		4,231	3,703,986
Gtd. Notes(a)	5.000	06/04/42		2,237	1,994,335

Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		6,325	5,906,874
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39		8,185	7,014,870
Sr. Unsec’d. Notes, 144A(a)	5.200	03/01/35		7,605	7,641,310

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Mars, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.700%	05/01/55		6,575	$6,501,311
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		5,560	4,990,619
Gtd. Notes	4.250	04/15/31		4,375	4,181,286
Gtd. Notes	6.875	05/15/34		5,000	5,465,661
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		1,025	979,121
Gtd. Notes, 144A(a)	6.375	03/01/33		4,905	4,914,799
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		1,420	1,313,206

Smithfield Foods, Inc., Gtd. Notes, 144A	3.000	10/15/30		8,931	8,137,843
					298,875,127
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375	12/01/25		3,697	3,727,000
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		7,284	7,240,984
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,130,130
NiSource, Inc.,
Sr. Unsec’d. Notes	3.600	05/01/30		11,180	10,719,768
Sr. Unsec’d. Notes	4.800	02/15/44		3,815	3,367,360

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		15,235	14,704,561
Southern California Gas Co.,
First Mortgage, Series VV	4.300	01/15/49		7,470	5,974,262
Sr. Sec’d. Notes, Series UU	4.125	06/01/48		5,260	4,090,111

Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		2,700	2,258,919
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	7.500	05/01/33		6,804	7,347,321
Sr. Sec’d. Notes, 144A(a)	7.750	05/01/35		10,098	11,074,091
					67,907,507
Healthcare-Products 0.2%
DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	13,421	11,290,529
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		39,337	37,513,412
Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	18,161,304
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	39,918,434
					106,883,679
Healthcare-Services 1.4%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49		8,685	6,107,354
Sr. Unsec’d. Notes	4.272	08/15/48		12,775	10,454,647
Unsec’d. Notes, Series 2020	2.211	06/15/30		14,025	12,691,070
Unsec’d. Notes, Series 2020	3.008	06/15/50		23,620	15,407,887
Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42		9,540	7,860,554
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	5,790,271

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Ascension Health,
Sr. Unsec’d. Notes	3.945%	11/15/46	2,565	$2,029,204
Sr. Unsec’d. Notes, Series B	2.532	11/15/29	29,625	27,455,428
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	4,680	3,623,853

BayCare Health System, Inc., Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50	14,365	10,907,194
Cigna Group (The),
Gtd. Notes	3.400	03/01/27	2,035	2,002,782
Gtd. Notes	4.375	10/15/28	31,225	31,125,815
Gtd. Notes	4.500	02/25/26	3,916	3,910,068

Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858	01/01/2114	2,815	2,346,049
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	2,775	2,517,359
Gtd. Notes, 144A	4.625	06/01/30	5,545	5,291,769
Gtd. Notes, 144A(a)	6.875	09/01/32	7,000	7,202,499
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29	15,600	14,615,665
Sr. Unsec’d. Notes	4.101	03/01/28	2,970	2,946,984
Sr. Unsec’d. Notes	4.650	01/15/43	1,650	1,431,568

Hackensack Meridian Health, Inc., Sec’d. Notes, Series 2020	2.675	09/01/41	40,545	28,215,623
HCA, Inc.,
Gtd. Notes	5.875	02/15/26	6,403	6,406,455
Gtd. Notes	7.500	11/06/33	20,412	23,115,638
Gtd. Notes, MTN	7.750	07/15/36	20,300	23,044,132
Humana, Inc.,
Sr. Unsec’d. Notes	2.150	02/03/32	20,000	16,783,919
Sr. Unsec’d. Notes	5.375	04/15/31	31,487	32,115,051

Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48	10,475	8,218,469
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	15,275	12,479,018
Gtd. Notes, Series 2019	3.266	11/01/49	21,296	14,671,668

Mayo Clinic, Unsec’d. Notes, Series 2016	4.128	11/15/52	8,312	6,597,228
Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	32,095	19,349,386
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	17,745	12,260,236
New York & Presbyterian Hospital (The),
Unsec’d. Notes(a)	4.763	08/01/2116	2,660	2,118,487
Unsec’d. Notes, Series 2019	3.954	08/01/2119	14,835	9,883,671

NYU Langone Hospitals, Sec’d. Notes	4.784	07/01/44	6,375	5,713,288
Orlando Health Obligated Group, Sr. Unsec’d. Notes	3.327	10/01/50	9,850	6,866,759
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	3.218	11/15/50	14,445	9,077,661
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series I	3.744	10/01/47	2,900	2,114,633
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	13,180	12,241,430
Sr. Unsec’d. Notes(a)	5.000	12/15/34	14,710	14,585,989

Select Medical Corp., Gtd. Notes, 144A(a)	6.250	12/01/32	3,145	3,142,769
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	14,900	14,373,983
Sr. Sec’d. Notes	4.375	01/15/30	18,829	18,110,605
Sr. Sec’d. Notes	4.625	06/15/28	5,625	5,529,886

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Sec’d. Notes	5.125%	11/01/27	1,105	$1,100,936
Sr. Unsec’d. Notes(a)	6.875	11/15/31	14,600	15,545,026
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	2,677	2,163,534
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	1,538,099
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	8,240	7,243,190
Sr. Unsec’d. Notes	2.750	05/15/40	18,130	12,948,987
Sr. Unsec’d. Notes	3.500	08/15/39	55,681	44,494,182
Sr. Unsec’d. Notes	3.875	08/15/59	10,656	7,412,888
Sr. Unsec’d. Notes(a)	4.200	05/15/32	13,000	12,522,312
Sr. Unsec’d. Notes	4.375	03/15/42	615	526,484
Sr. Unsec’d. Notes	4.625	11/15/41	1,336	1,182,019
Sr. Unsec’d. Notes	4.750	05/15/52	34,401	28,933,168
Sr. Unsec’d. Notes(a)	5.050	04/15/53	2,800	2,460,960
Sr. Unsec’d. Notes	5.200	04/15/63	46,040	40,288,056
Sr. Unsec’d. Notes	5.300	06/15/35	8,940	9,040,129
Sr. Unsec’d. Notes	5.500	07/15/44	15,095	14,545,434
Sr. Unsec’d. Notes(a)	5.500	04/15/64	30,370	27,808,666
Sr. Unsec’d. Notes	5.700	10/15/40	185	185,882
Sr. Unsec’d. Notes	5.800	03/15/36	669	695,241

Willis-Knighton Medical Center, Sec’d. Notes, Series 2018	4.813	09/01/48	1,560	1,327,617
				714,696,814
Holding Companies-Diversified 0.2%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	89,552	94,963,071
Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A(a)	4.625	08/01/29	4,675	4,446,273
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	1,775	1,668,963
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	50	49,873
Gtd. Notes(a)	7.250	10/15/29	1,350	1,358,321
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,000	906,520
Gtd. Notes, 144A	6.250	09/15/27	1,525	1,521,187
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	6,025	5,589,995

Century Communities, Inc., Gtd. Notes	6.750	06/01/27	4,356	4,358,620
KB Home,
Gtd. Notes(a)	4.000	06/15/31	3,200	2,935,525
Gtd. Notes	4.800	11/15/29	50	48,771

Lennar Corp., Gtd. Notes	5.250	06/01/26	50	49,990
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	50	47,864
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	6,683	6,745,879
Gtd. Notes, 144A	5.875	06/15/27	8,150	8,215,841
				37,943,622
Household Products/Wares 0.0%
Spectrum Brands, Inc., Gtd. Notes, 144A(a)	3.875	03/15/31	4,657	3,711,262

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375%	05/15/30		6,035	$5,866,066
Sr. Unsec’d. Notes	6.625	05/15/32		3,560	3,405,798
Sr. Unsec’d. Notes, 144A(a)	8.500	06/01/28		4,400	4,615,653
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.375	02/01/32		1,800	1,634,967
Gtd. Notes	5.250	12/15/26		52	52,006

SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29		4,548	1,727,871
					17,302,361
Insurance 0.5%
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	29,631	33,412,500
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46		6,475	5,831,898
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43		2,250	2,077,599
Berkshire Hathaway Finance Corp.,
Gtd. Notes(a)	2.850	10/15/50		9,400	5,973,069
Gtd. Notes	4.300	05/15/43		4,365	3,807,685
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29		16,610	16,213,543
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	11,980,948

Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50		27,295	18,518,941
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	6.350	03/22/54		38,720	39,025,958
Hartford Insurance Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	403,594
Sr. Unsec’d. Notes	5.950	10/15/36		755	797,156
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,032,026
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60		26,250	17,857,374
Gtd. Notes, 144A	3.951	10/15/50		13,748	10,179,181
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,672,533
Lincoln National Corp.,
Sr. Unsec’d. Notes(a)	3.050	01/15/30		8,918	8,339,299
Sr. Unsec’d. Notes	5.852	03/15/34		1,790	1,832,864
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	4,114,482
Sr. Unsec’d. Notes	7.000	06/15/40		5,490	6,041,376
Markel Group, Inc.,
Sr. Unsec’d. Notes	5.000	03/30/43		300	266,071
Sr. Unsec’d. Notes	5.000	04/05/46		7,530	6,652,133
Sr. Unsec’d. Notes	5.000	05/20/49		14,057	12,219,373
Principal Financial Group, Inc.,
Gtd. Notes	4.300	11/15/46		7,190	5,964,628
Gtd. Notes	4.350	05/15/43		760	646,419
Gtd. Notes	4.625	09/15/42		275	243,753

Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000	07/15/34		525	582,121
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44		16,598	14,930,828
Sub. Notes, 144A	6.850	12/16/39		325	364,362
					230,981,714
Internet 0.1%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27		400	395,966

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet (cont’d.)
Cablevision Lightpath LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.625%	09/15/28	200	$199,182

Gen Digital, Inc., Gtd. Notes, 144A	6.250	04/01/33	3,762	3,835,957
Uber Technologies, Inc., Sr. Unsec’d. Notes(a)	4.800	09/15/34	44,900	44,091,276
				48,522,381
Iron/Steel 0.1%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	40	39,984
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	20,650	21,082,618
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(a)	6.875	11/01/29	12,710	12,714,587
Gtd. Notes, 144A(a)	7.375	05/01/33	9,245	9,015,801
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A(a)	8.125	05/01/27	2,000	1,999,540
Sr. Unsec’d. Notes, 144A, MTN(a)	8.000	11/01/27	1,500	1,518,750
				46,371,280
Leisure Time 0.2%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	415	419,328
Gtd. Notes, 144A	5.750	03/15/30	15,609	15,833,379
Sr. Unsec’d. Notes, 144A(a)	5.750	08/01/32	13,450	13,541,057
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	2,263	2,264,697
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	4,740	4,799,250
Sr. Unsec’d. Notes, 144A(a)	6.750	02/01/32	10,285	10,516,413
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	5,000	5,287,100
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A(a)	5.500	08/31/26	3,000	3,008,926
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	3,130	3,153,007

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	11,572	11,514,140
				70,337,297
Lodging 0.2%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	4,000	3,605,415
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29	2,250	2,147,493
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	17,030	15,470,396
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	37,700	37,225,906
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	500	498,249
Gtd. Notes(a)	4.750	10/15/28	7,900	7,800,629
Gtd. Notes(a)	5.500	04/15/27	9,882	9,916,562
Gtd. Notes(a)	6.125	09/15/29	16,695	16,938,712

Sands China Ltd. (Macau), Sr. Unsec’d. Notes(a)	5.400	08/08/28	3,263	3,298,689
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250	05/15/27	13,502	13,484,588

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500%	01/15/26	7,567	$7,559,433
Sr. Unsec’d. Notes, 144A(a)	5.625	08/26/28	500	494,550
				118,440,622
Machinery-Diversified 0.2%
AGCO Corp., Gtd. Notes	5.450	03/21/27	2,140	2,159,879
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	5,375	5,630,771
CNH Industrial Capital LLC,
Gtd. Notes(a)	5.100	04/20/29	6,300	6,406,518
Gtd. Notes	5.500	01/12/29	2,130	2,191,624

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	11,660	12,366,731
Nordson Corp., Sr. Unsec’d. Notes	4.500	12/15/29	17,995	17,902,458
Otis Worldwide Corp., Sr. Unsec’d. Notes	5.250	08/16/28	39,875	40,781,677
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26	5,000	4,929,161
Gtd. Notes	4.700	09/15/28	11,817	11,878,895
				104,247,714
Media 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30	8,925	8,477,932
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	2,775	2,752,179
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	8,332	8,187,566
Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/26	14,056	14,032,780
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	3.700	04/01/51	36,685	23,737,918
Sr. Sec’d. Notes	5.125	07/01/49	40,050	32,445,273
Sr. Sec’d. Notes	5.375	04/01/38	6,070	5,611,056
Sr. Sec’d. Notes	5.375	05/01/47	18,064	15,273,362
Sr. Sec’d. Notes	5.750	04/01/48	8,123	7,204,020
Sr. Sec’d. Notes	6.484	10/23/45	8,186	7,958,812
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	16	12,213
Gtd. Notes	4.250	10/15/30	21,595	21,366,842
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	48,652	47,628,727
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	1,804	1,579,802
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	15,505	15,269,020
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	3,510	2,310,675
Gtd. Notes, 144A	4.125	12/01/30	5,275	3,543,883
Gtd. Notes, 144A	4.500	11/15/31	2,500	1,666,648
Gtd. Notes, 144A	5.375	02/01/28	208	191,362
Gtd. Notes, 144A	5.500	04/15/27	6,800	6,583,961
Gtd. Notes, 144A	6.500	02/01/29	700	553,358
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	8,450	3,951,329
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	11,500	5,660,988
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	6,465	5,230,657
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)	17,000	12,399,864
Gtd. Notes	7.375	07/01/28(d)	1,345	1,032,088
Gtd. Notes	7.750	07/01/26(d)	43,472	38,636,953

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750%	11/15/27		32,376	$33,710,246
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550	05/01/37		3,690	3,795,125
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28		9,355	9,613,108
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	11,600	13,767,671
Sr. Sec’d. Notes	4.250	01/15/30	GBP	13,400	16,242,041
					370,427,459
Mining 0.2%
Arsenal AIC Parent LLC, Unsec’d. Notes, 144A	11.500	10/01/31		11,177	12,435,374
Barrick Mining Corp. (Canada), Sr. Unsec’d. Notes, Series A	5.800	11/15/34		7,300	7,538,415
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43		14,510	14,495,840
Capstone Copper Corp. (Canada), Gtd. Notes, 144A(a)	6.750	03/31/33		6,290	6,384,350
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27		6,841	6,832,449
Gtd. Notes, 144A	8.000	03/01/33		4,800	4,944,000
Gtd. Notes, 144A(a)	8.625	06/01/31		5,600	5,810,000
Sec’d. Notes, 144A(a)	9.375	03/01/29		22,555	23,823,719

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		10,370	10,421,850
Kinross Gold Corp. (Canada), Sr. Unsec’d. Notes	6.250	07/15/33		9,209	9,836,098
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.875	04/01/32		1,075	1,103,240
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.350	03/15/34		2,500	2,557,438
Novelis Corp., Gtd. Notes, 144A(a)	6.875	01/30/30		10,375	10,683,412
					116,866,185
Miscellaneous Manufacturing 0.0%
Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A	4.625	05/15/30		347	332,283
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29		1,300	1,293,733
					1,626,016
Multi-National 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29		4,843	4,927,559
Sr. Unsec’d. Notes	6.000	04/26/27		2,000	2,053,405

European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN, 3 Month SOFR + 0.262% (Cap 2.590%, Floor N/A)	2.590(c)	12/29/26		3,500	3,410,578
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25		10,000	10,022,438
Unsec’d. Notes	6.950	08/01/26		1,900	1,939,592
Unsec’d. Notes, MTN	6.290	07/16/27		2,756	2,837,978
Unsec’d. Notes, MTN	6.750	07/15/27		13,630	14,194,732
International Bank for Reconstruction & Development (Supranational Bank),
Notes, Series C, MTN	2.219(s)	10/31/30		5,239	4,095,656
Sr. Unsec’d. Notes	0.000(cc)	06/30/34		8,591	5,702,474

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National (cont’d.)
International Bank for Reconstruction & Development (Supranational Bank), (cont’d.)
Sr. Unsec’d. Notes, MTN	0.000%(cc)	07/31/34	4,605	$3,086,589
Sr. Unsec’d. Notes, MTN	0.000(cc)	08/28/34	853	592,162
Sr. Unsec’d. Notes, MTN	0.000(cc)	11/28/34	273	196,270
Sr. Unsec’d. Notes, MTN	2.700	12/28/37	28,208	22,652,773
				75,712,206
Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	15,000	14,604,934
Gtd. Notes	3.250	02/15/29	50	47,414
Gtd. Notes	5.100	03/01/30	1,146	1,153,257
				15,805,605
Oil & Gas 1.6%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	9,800	8,745,708
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	13,765	13,092,969
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	12,010	11,368,272
Sr. Unsec’d. Notes, 144A(a)	5.125	10/01/34	17,100	16,394,705
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	8,500	8,737,391
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	37,300	38,235,070
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	15,981	19,444,336
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	5,325	5,417,994

BP Capital Markets PLC, Gtd. Notes	6.450(ff)	12/01/33(oo)	21,295	22,013,706
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37	11,044	10,384,471
Sr. Unsec’d. Notes	5.400	06/15/47	8,720	7,754,661
Sr. Unsec’d. Notes	6.750	11/15/39	3,008	3,207,752

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	6.375	06/15/26	239	238,865
Civitas Resources, Inc.,
Gtd. Notes, 144A(a)	8.375	07/01/28	6,075	6,254,510
Gtd. Notes, 144A	8.625	11/01/30	5,975	6,100,147

Crescent Energy Finance LLC, Gtd. Notes, 144A(a)	8.375	01/15/34	12,700	12,589,496
Devon Energy Corp.,
Sr. Unsec’d. Notes(a)	4.750	05/15/42	10,544	8,841,514
Sr. Unsec’d. Notes	5.250	10/15/27	113	113,232
Sr. Unsec’d. Notes	5.600	07/15/41	4,047	3,752,180
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	51,435	50,599,144
Gtd. Notes	5.400	04/18/34	22,885	22,957,683
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625	11/02/31	11,365	9,803,676
Sr. Unsec’d. Notes	6.875	04/29/30	26,440	26,474,372
Sr. Unsec’d. Notes	7.750	02/01/32	11,783	11,729,977
Sr. Unsec’d. Notes	8.625	01/19/29	30,525	32,767,061

Energean Israel Finance Ltd. (Israel), Sr. Sec’d. Notes, 144A	5.875	03/30/31	140	130,550
EOG Resources, Inc., Sr. Unsec’d. Notes	5.350	01/15/36	33,500	33,745,542
Equinor ASA (Norway),
Gtd. Notes	3.700	04/06/50	20,155	15,155,322
Gtd. Notes	4.250	11/23/41	9,026	7,979,184

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Expand Energy Corp.,
Gtd. Notes	4.750%	02/01/32		2,000	$1,942,523
Gtd. Notes	5.375	02/01/29		1,000	1,001,263
Gtd. Notes, 144A	5.875	02/01/29		4,900	4,915,074

Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46		5,335	4,352,861
Gazprom PJSC Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,000	2,824,470
Gazprom PJSC via Gaz Finance PLC (Russia), Sr. Unsec’d. Notes, EMTN	1.500	02/17/27(d)	EUR	1,367	1,170,015
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		6,066	5,947,876
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		11,855	11,663,773
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		3,200	3,089,310
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		4,320	4,339,508
Sr. Unsec’d. Notes, 144A(a)	6.250	04/15/32		19,100	18,338,851
Sr. Unsec’d. Notes, 144A	8.375	11/01/33		2,183	2,280,188

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A(a)	4.750	04/19/27		3,000	2,991,510
MEG Energy Corp. (Canada), Gtd. Notes, 144A	5.875	02/01/29		1,350	1,349,622
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058(c)	09/30/29		6,824	6,721,959
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058	09/30/29		8,189	8,066,351
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058	09/30/29		6,824	6,721,959
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.450	09/15/36		10,532	10,722,600
Sr. Unsec’d. Notes	7.500	05/01/31		43	47,223
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	1,785,477

Parkland Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.625	08/15/32		2,520	2,566,292
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	2,062,874
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	9,150	11,860,394
Gtd. Notes	6.625	01/16/34	GBP	27,600	35,525,023
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.350	02/12/28		5,513	5,366,630
Gtd. Notes	6.500	03/13/27		24,211	24,204,463
Gtd. Notes	6.500	01/23/29		16,725	16,624,650
Gtd. Notes(a)	6.625	06/15/35		2,920	2,595,048
Gtd. Notes	6.625	06/15/38		1,916	1,572,059
Gtd. Notes	6.700	02/16/32		20,701	19,665,950
Gtd. Notes	6.840	01/23/30		24,478	24,086,352
Gtd. Notes	9.500	09/15/27		1,590	1,684,526
Gtd. Notes, EMTN	2.750	04/21/27	EUR	8,800	9,735,057
Gtd. Notes, EMTN	4.875	02/21/28	EUR	41,240	46,695,408
Gtd. Notes, MTN(a)	6.875	08/04/26		20,187	20,255,636
Gtd. Notes, MTN	8.750	06/02/29		2,101	2,210,861

Phillips 66, Gtd. Notes	2.150	12/15/30		2,150	1,890,556
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.900	08/15/30		6,410	5,676,725
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes	12.000	06/30/27	EUR	664	778,747
QatarEnergy (Qatar), Sr. Unsec’d. Notes, 144A	1.375	09/12/26		4,400	4,246,880
Santos Finance Ltd. (Australia), Gtd. Notes, 144A	6.875	09/19/33		4,600	4,991,574

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Transocean, Inc.,
Gtd. Notes, 144A	8.000%	02/01/27		1,864	$1,850,020
Gtd. Notes, 144A	8.250	05/15/29		2,365	2,223,242
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	7.500	01/15/28		17,688	18,684,997
Sr. Unsec’d. Notes, 144A(a)	8.000	11/15/32		4,662	5,284,419
					786,640,286
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		2,775	2,682,121
Packaging & Containers 0.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		644	47,516
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	3,100	3,507,048
Sr. Sec’d. Notes, 144A	4.125	08/15/26		8,800	8,690,000

Ball Corp., Gtd. Notes	6.000	06/15/29		12,025	12,239,882
Clydesdale Acquisition Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	6.750	04/15/32		10,850	11,107,815
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		120	119,642
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27		375	375,312
					36,087,215
Pharmaceuticals 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.400	11/06/42		32,717	28,630,940
Sr. Unsec’d. Notes	4.500	05/14/35		20,670	19,853,323
Sr. Unsec’d. Notes	4.550	03/15/35		38,439	37,125,772
Sr. Unsec’d. Notes	4.700	05/14/45		43,711	38,999,085
Sr. Unsec’d. Notes	4.750	03/15/45		10,308	9,253,496
Sr. Unsec’d. Notes	4.850	06/15/44		9,795	8,986,568

AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29		1,000	937,226
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		2,050	1,711,750
Gtd. Notes, 144A	5.000	02/15/29		1,000	691,010
Gtd. Notes, 144A	5.250	01/30/30		21,122	13,518,080
Gtd. Notes, 144A	5.250	02/15/31		20,329	12,299,045
Gtd. Notes, 144A	6.250	02/15/29		14,000	9,907,380
Gtd. Notes, 144A	7.000	01/15/28		2,750	2,402,813
Sr. Sec’d. Notes, 144A	4.875	06/01/28		10,950	9,690,750
CVS Health Corp.,
Sr. Unsec’d. Notes	1.875	02/28/31		24,845	21,219,683
Sr. Unsec’d. Notes	4.300	03/25/28		406	403,190
Sr. Unsec’d. Notes	5.000	01/30/29		2,062	2,090,055
Sr. Unsec’d. Notes	5.300	12/05/43		7,175	6,508,846
Sr. Unsec’d. Notes(a)	5.625	02/21/53		4,580	4,202,427

Mylan, Inc., Gtd. Notes	5.400	11/29/43		38,126	31,947,821
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26		1,587	1,563,577

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950%	06/15/26	9,792	$9,715,112
Gtd. Notes	5.250	06/15/46	88,726	71,674,497
				343,332,446
Pipelines 2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	6,275	6,217,679
Gtd. Notes, 144A	5.750	03/01/27	3,230	3,232,042

Cheniere Energy, Inc., Sr. Unsec’d. Notes	4.625	10/15/28	50	49,752
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	8,794	8,739,466
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927	08/15/30	19,146	20,138,824
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	46,110	48,472,990
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	50	50,675
Gtd. Notes	5.625	07/15/27	50	50,894
Gtd. Notes, 144A	6.750	09/15/37	10,000	10,526,807

Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44	245	205,853
Energy Transfer LP,
Gtd. Notes	5.350	05/15/45	2,240	2,011,643
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	65,450	66,957,716
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	19,835	19,930,408
Sr. Unsec’d. Notes	5.000	05/15/50	1,915	1,598,600
Sr. Unsec’d. Notes	5.150	03/15/45	1,222	1,071,528
Sr. Unsec’d. Notes	5.300	04/01/44	4,150	3,707,507
Sr. Unsec’d. Notes	5.300	04/15/47	6,095	5,364,964
Sr. Unsec’d. Notes	5.400	10/01/47	15,294	13,608,240
Sr. Unsec’d. Notes	6.050	06/01/41	2,500	2,499,677
Sr. Unsec’d. Notes	6.125	12/15/45	9,720	9,563,344
Sr. Unsec’d. Notes	6.250	04/15/49	37,960	37,451,853
Sr. Unsec’d. Notes	6.400	12/01/30	11,235	12,050,459
Sr. Unsec’d. Notes	6.550	12/01/33	14,895	16,075,105
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	42,775	27,886,868
Gtd. Notes	3.700	01/31/51	2,665	1,910,616
Gtd. Notes	4.200	01/31/50	12,270	9,685,787
Gtd. Notes	4.250	02/15/48	5,593	4,503,751
Gtd. Notes	4.900	05/15/46	18,296	16,349,871
Gtd. Notes	4.950	10/15/54	3,084	2,673,969
Gtd. Notes	5.100	02/15/45	8,450	7,811,853
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	7.573(c)	08/16/77	9,502	9,495,729
Kinder Morgan Energy Partners LP,
Gtd. Notes	4.700	11/01/42	8,000	6,890,058
Gtd. Notes	5.000	03/01/43	1,958	1,749,152
Gtd. Notes	6.500	09/01/39	1,260	1,335,113

Kinder Morgan, Inc., Gtd. Notes	2.000	02/15/31	35,000	30,514,774
Midwest Connector Capital Co. LLC, Gtd. Notes, 144A	4.625	04/01/29	4,413	4,371,184
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	10,440	10,263,062
Sr. Unsec’d. Notes	2.650	08/15/30	10,000	9,059,171
Sr. Unsec’d. Notes	4.000	03/15/28	6,490	6,402,073
Sr. Unsec’d. Notes	4.500	04/15/38	15,767	13,906,343
Sr. Unsec’d. Notes	4.950	03/14/52	1,560	1,287,833

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
MPLX LP, (cont’d.)
Sr. Unsec’d. Notes	5.000%	03/01/33	685	$674,550
Sr. Unsec’d. Notes	5.200	12/01/47	2,060	1,786,723
Sr. Unsec’d. Notes	5.400	04/01/35	3,120	3,084,948
Sr. Unsec’d. Notes	5.500	06/01/34	10,044	10,063,026

Northwest Pipeline LLC, Sr. Unsec’d. Notes	4.000	04/01/27	4,110	4,072,735
ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	10,910	11,945,059
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,605	33,917,389
Gtd. Notes	4.200	12/01/42	1,600	1,231,490
Gtd. Notes	4.200	03/15/45	2,830	2,122,885
Gtd. Notes	4.450	09/01/49	8,512	6,508,971
Gtd. Notes	4.550	07/15/28	2,790	2,792,891
Gtd. Notes	4.950	07/13/47	33,076	27,637,863
Gtd. Notes	5.050	11/01/34	15,916	15,469,119
Gtd. Notes	5.150	10/15/43	9,557	8,426,405
Gtd. Notes	5.200	07/15/48	1,290	1,116,590
Gtd. Notes	5.650	11/01/28	9,955	10,270,288
Gtd. Notes	5.700	11/01/54	4,710	4,332,178
Gtd. Notes	6.000	06/15/35	4,200	4,328,734
Gtd. Notes	6.625	09/01/53	400	413,766
Gtd. Notes, 144A	6.500	09/01/30	32,345	34,512,881
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	9,275	8,847,955
Sr. Unsec’d. Notes	4.650	10/15/25	5,190	5,186,001
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	3,015	2,908,444
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	3,970	4,117,026
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	4,500	4,539,521
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(a)	5.500	01/15/28	12,867	12,763,198
Gtd. Notes, 144A	6.000	03/01/27	1,173	1,169,455
Gtd. Notes, 144A	6.000	12/31/30	1,975	1,935,384
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	6,795	6,355,394
Gtd. Notes	5.200	07/01/27	5,510	5,574,523
Gtd. Notes	6.150	03/01/29	13,000	13,611,314

Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.000	01/15/28	50	49,940
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48	20,328	16,990,582
Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28	7,970	7,970,046
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	9,205	8,683,472
Sr. Sec’d. Notes, 144A	4.125	08/15/31	2,380	2,197,807
Sr. Sec’d. Notes, 144A	6.250	01/15/30	24,200	24,860,563

Venture Global LNG, Inc., Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	64,855	64,845,919
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.500	01/15/34	6,005	6,176,610
Sr. Sec’d. Notes, 144A(a)	6.750	01/15/36	6,005	6,176,659
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	50	48,039
Sr. Unsec’d. Notes	4.750	08/15/28	3,250	3,238,964
Sr. Unsec’d. Notes	6.350	01/15/29	11,115	11,607,006
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	43,926	43,309,643

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	4.000%	09/15/25		8,625	$8,615,840
Sr. Unsec’d. Notes	4.850	03/01/48		3,274	2,811,765
Sr. Unsec’d. Notes	4.900	01/15/45		5,902	5,175,792
Sr. Unsec’d. Notes	5.100	09/15/45		1,130	1,019,141
Sr. Unsec’d. Notes	5.150	03/15/34		54,459	54,236,737
Sr. Unsec’d. Notes	5.300	08/15/52		7,580	6,882,411
Sr. Unsec’d. Notes	6.300	04/15/40		1,930	2,031,835
					984,318,710
Real Estate 0.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(cc)	01/15/28		8,802	8,891,397
Howard Hughes Corp. (The),
Gtd. Notes, 144A(a)	4.125	02/01/29		3,517	3,355,508
Gtd. Notes, 144A	4.375	02/01/31		2,500	2,304,338
Gtd. Notes, 144A	5.375	08/01/28		500	497,045

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875	03/20/27		14,600	14,390,862
Sinochem Offshore Capital Co. Ltd. (China), Gtd. Notes, EMTN	0.750	11/25/25	EUR	2,000	2,266,537
					31,705,687
Real Estate Investment Trusts (REITs) 0.5%
Alexandria Real Estate Equities, Inc., Gtd. Notes	1.875	02/01/33		9,640	7,748,801
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27		4,300	4,256,747
Sr. Unsec’d. Notes	4.125	05/15/29		22,019	21,638,406
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		9,428	7,873,427
Sr. Unsec’d. Notes	4.750	02/15/28		12,085	11,200,761
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.300	01/15/29		12,461	12,582,840
Gtd. Notes	5.375	04/15/26		6,722	6,722,659

Healthpeak OP LLC, Gtd. Notes	3.500	07/15/29		1,490	1,431,881
Highwoods Realty LP, Sr. Unsec’d. Notes(a)	3.875	03/01/27		5,885	5,781,511
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series I	3.500	09/15/30		36,393	33,744,233
Invitation Homes Operating Partnership LP, Gtd. Notes	4.875	02/01/35		1,000	964,744
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31		900	614,880
Sr. Sec’d. Notes, 144A	8.500	02/15/32		1,225	1,274,305

Realty Income Corp., Sr. Unsec’d. Notes	2.850	12/15/32		19,830	17,411,438
Sun Communities Operating LP, Gtd. Notes	2.700	07/15/31		12,359	10,938,132
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	10.500	02/15/28		46,147	48,754,032
Ventas Realty LP, Gtd. Notes	3.850	04/01/27		31,660	31,326,971
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30		25	23,870
Gtd. Notes, 144A	4.250	12/01/26		13,075	12,968,988
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27		1,605	1,565,891

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Welltower OP LLC, (cont’d.)
Gtd. Notes	2.750%	01/15/31		2,250	$2,049,750
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.400	02/01/31		5,790	5,102,375
Sr. Unsec’d. Notes	5.375	06/30/34		9,697	9,757,025
					255,733,667
Retail 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(a)	4.000	10/15/30		2,200	2,037,750
Sr. Sec’d. Notes, 144A	5.625	09/15/29		4,460	4,490,462
Sr. Sec’d. Notes, 144A	6.125	06/15/29		3,070	3,123,879

Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	5.267	02/12/34		7,193	7,192,370
Boots Group Finco LP (United Kingdom), Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	4,425	5,945,647
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		7,472	7,928,091
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		53,422	55,884,663
Sr. Sec’d. Notes, 144A, PIK 14.000%	9.000	06/01/31		19,073	22,680,888
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	15,000	18,901,696
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	64,400	81,238,737
Sr. Sec’d. Notes, 144A	12.000	11/30/28		20,900	23,068,375

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29		2,189	2,080,225
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31		9,325	8,285,693
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29		5,500	4,751,499
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.750	03/01/32		2,895	2,972,764
					250,582,739
Semiconductors 0.5%
Broadcom, Inc.,
Sr. Unsec’d. Notes(a)	4.350	02/15/30		33,095	32,858,337
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		26,909	22,605,569
Sr. Unsec’d. Notes, 144A	3.187	11/15/36		184,190	152,024,238
Intel Corp.,
Sr. Unsec’d. Notes(a)	5.600	02/21/54		3,835	3,403,807
Sr. Unsec’d. Notes	5.700	02/10/53		5,505	4,957,834
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes(a)	3.150	05/01/27		7,190	7,022,832
Gtd. Notes(a)	3.400	05/01/30		9,130	8,634,487
					231,507,104
Software 0.3%
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31		12,495	12,473,039
Gtd. Notes, 144A(a)	9.250	06/01/30		15,000	15,076,231

Fiserv, Inc., Sr. Unsec’d. Notes	5.375	08/21/28		78,385	80,246,455
Oracle Corp.,
Sr. Unsec’d. Notes(a)	2.950	04/01/30		5,925	5,513,036
Sr. Unsec’d. Notes	3.600	04/01/50		1,420	975,928

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Software (cont’d.)
Oracle Corp., (cont’d.)
Sr. Unsec’d. Notes	3.800%	11/15/37		18,135	$15,377,570
Sr. Unsec’d. Notes	3.950	03/25/51		21,875	15,877,612
					145,539,871
Telecommunications 1.9%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28		730	584,219
Sr. Sec’d. Notes, 144A	5.750	08/15/29		17,439	13,340,835
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32		40,020	34,359,826
Sr. Unsec’d. Notes	2.300	06/01/27		3,300	3,177,624
Sr. Unsec’d. Notes	2.550	12/01/33		20,703	17,266,799
Sr. Unsec’d. Notes	3.550	09/15/55		19,994	13,408,386
Sr. Unsec’d. Notes	3.650	09/15/59		51,611	34,413,700
Sr. Unsec’d. Notes	3.800	12/01/57		7,661	5,335,402
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30		323	32
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		111	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 2.250%	11.250	05/25/27		69,250	69,302,045
Digicel International Finance Ltd./Difl US LLC (Jamaica), Sr. Sec’d. Notes, 144A	8.625	08/01/32		52,805	53,190,477
Digicel Midco Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%(a)	10.500	11/25/28		36,960	37,421,921
EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29(d)		62,584	65,946,946
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29		8,614	8,692,438
Sec’d. Notes, 144A	6.750	05/01/29		1,948	1,967,101
Sr. Sec’d. Notes, 144A	5.000	05/01/28		13,999	13,991,781
Sr. Sec’d. Notes, 144A	5.875	10/15/27		3,945	3,945,979

Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28		9,175	9,280,696
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	3.875	10/15/30		8,548	7,397,198
Sec’d. Notes, 144A	4.000	04/15/31		4,100	3,540,592
Sec’d. Notes, 144A	4.500	04/01/30		31,060	27,947,399
Sec’d. Notes, 144A	4.875	06/15/29		4,190	3,939,144
Sec’d. Notes, 144A	10.000	10/15/32		8,633	8,700,346
Sr. Sec’d. Notes, 144A	6.875	06/30/33		4,800	4,869,807
Sr. Sec’d. Notes, 144A	11.000	11/15/29		57,581	65,409,131

Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	53,875	64,165,846
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	2.300	11/15/30		6,271	5,565,181
Sr. Unsec’d. Notes(a)	4.600	05/23/29		16,480	16,526,996

NTT Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	4.620	07/16/28		3,835	3,836,965
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		29,300	35,399,523
Sprint LLC, Gtd. Notes	7.625	03/01/26		6,532	6,576,740
TalkTalk Telecom Group Ltd. (United Kingdom), Sec’d. Notes, 144A, Cash coupon 11.750% or PIK N/A	11.750	03/01/28	GBP	12,436	1,642,415
T-Mobile USA, Inc.,
Gtd. Notes(a)	2.550	02/15/31		28,800	25,726,788
Gtd. Notes(a)	2.625	02/15/29		14,375	13,492,003
Gtd. Notes	3.000	02/15/41		47,439	34,654,298

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc., (cont’d.)
Gtd. Notes	3.300%	02/15/51		9,414	$6,239,145
Gtd. Notes	3.875	04/15/30		13,050	12,658,033
Gtd. Notes	4.375	04/15/40		13,276	11,714,102
Gtd. Notes	4.500	04/15/50		1,975	1,622,669
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.750	01/20/31		8,900	7,655,327
Sr. Unsec’d. Notes	2.355	03/15/32		21,369	18,371,456
Sr. Unsec’d. Notes	2.650	11/20/40		24,032	16,859,740
Sr. Unsec’d. Notes	4.780	02/15/35		36,212	35,101,632
Sr. Unsec’d. Notes, 144A	5.401	07/02/37		85,257	85,093,297

Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	5,100	6,294,489
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		4,690	4,913,763
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29		7,075	7,512,377
					929,052,609
Transportation 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	2,469,934
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	3,039,697

Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		7,820	7,231,467
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes(a)	5.875	07/05/34		3,885	3,947,853
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	5.375	03/15/29		29,585	30,348,870
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		35,041	34,582,158
					81,619,979
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26		5,000	5,035,490
Sr. Unsec’d. Notes, 144A	6.050	08/01/28		33,890	35,205,502
					40,240,992

Total Corporate Bonds (cost $15,869,990,402)					15,150,440,830
Floating Rate and Other Loans 1.2%
Auto Parts & Equipment 0.1%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.172(c)	11/17/28		28,792	28,341,908
Term B Loan, 3 Month SOFR + 5.100%	9.409(c)	11/17/28		27,255	26,889,974
					55,231,882
Commercial Services 0.1%
OCS Group Investments Ltd. (United Kingdom), Facility B1 Loan, SONIA + 5.750%	9.980(c)	11/27/31	GBP	17,275	22,742,934
Education 0.0%
Dukes Education Group Ltd. (United Kingdom),
Accordion Facility, SONIA + 5.500%^	9.819(c)	11/27/28	GBP	2,500	3,301,324

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Education (cont’d.)
Dukes Education Group Ltd. (United Kingdom), (cont’d.)
Acquisition/Capex Facility 1, SONIA + 5.500%^	9.833%(c)	11/27/28	GBP	2,254	$2,976,479
Acquisition/Capex Facility 5, 6 Month EURIBOR + 5.500%^	9.776(c)	11/27/28	EUR	274	361,655
Acquisition/Capex Facility 5, 6 Month EURIBOR + 5.500%^	7.609(c)	11/27/28	EUR	4,946	5,644,386
Acquisition/Capex Facility 6, SONIA + 5.500%^	1.808(c)	11/27/28	GBP	2,369	3,127,969
Acquisiton/Capex Facility 4, 6 Month EURIBOR + 5.500%^	7.676(c)	11/27/28	EUR	1,274	1,453,628
Facility B, SONIA + 5.500%^	9.731(c)	11/27/28	GBP	932	1,230,278
					18,095,719
Holding Companies-Diversified 0.1%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.810(c)	12/19/30		35,105	35,085,690
Cuppa Bidco BV (Netherlands), Facility B1 (EUR), 6 Month EURIBOR + 4.750%	6.787(c)	06/29/29	EUR	1,000	954,717
					36,040,407
Insurance 0.0%
Asurion LLC,
New B-11 Term Loan, 1 Month SOFR + 4.350%	8.706(c)	08/21/28		3,351	3,318,957
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.606(c)	09/19/30		5,073	4,985,195
					8,304,152
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28		5,450	4,741,283
Investment Companies 0.1%
Hurricane CleanCo Ltd. (United Kingdom), Facility A^	6.250	10/31/29	GBP	36,846	50,119,991
Leisure Time 0.1%
ClubCorp Holdings, Inc., Term Loan, 2 Month SOFR + 5.000%^	9.328(c)	07/10/32		16,057	15,925,823
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	7.537(c)	01/30/32	EUR	45,000	50,902,650
					66,828,473
Media 0.0%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.842(c)	01/18/28		16,940	16,892,266
Metal Fabricate/Hardware 0.2%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.796(c)	04/23/30		7,042	7,112,774
Initial Term Loan, 3 Month SOFR + 6.500%	10.796(c)	04/23/30		81,523	82,338,293
					89,451,067
Retail 0.3%
CDR Firefly Bidco PLC (United Kingdom), Facility B10, SONIA + 4.750%	8.967(c)	04/29/29	GBP	35,950	47,401,071
EG Finco Ltd. (United Kingdom), Additional Facility B2	—(p)	02/07/28		51,829	59,406,371

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Retail (cont’d.)
The Boots Group (United Kingdom), Term Loan (GBP)	— %(p)	07/18/32	GBP	21,650	$28,714,618
WSH Services Holding Ltd. (United Kingdom), Term B Loan, SONIA + 4.500%	8.717(c)	05/16/31	GBP	10,550	13,935,756
					149,457,816
Telecommunications 0.2%
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 7.500%	11.808(c)	05/25/27		32,493	32,330,592
Level 3 Financing, Inc., Term B-3 Loan, 1 Month SOFR + 4.250%	8.606(c)	03/27/32		14,675	14,733,700
Lumen Technologies, Inc., Term B-1 Loan, 1 Month SOFR + 2.464%	6.821(c)	04/15/29		2,002	1,989,517
Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 6 Month EURIBOR + 3.000%	5.079(c)	07/17/29	EUR	20,675	23,585,887
Term Loan	—(p)	07/17/29		3,525	4,021,294
					76,660,990

Total Floating Rate and Other Loans (cost $567,679,452)					594,566,980
Municipal Bonds 0.4%
California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49		12,630	13,181,949
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50		525	589,785

City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39		4,175	4,455,817
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs, Series Z	7.618	08/01/40		4,300	4,895,907
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39		835	957,784
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40		275	326,913
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39		1,600	1,902,951
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		2,050	1,836,981
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115		4,900	3,974,762
Taxable, Revenue Bonds, Series J	4.131	05/15/45		2,250	1,972,461
					34,095,310
Colorado 0.0%
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50		3,320	3,352,504
District of Columbia 0.0%
District of Columbia Water & Sewer Authority, Taxable, Revenue Bonds, Series A	4.814	10/01/2114		15,765	13,235,813
Illinois 0.1%
Illinois State Toll Highway Authority, Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34		5,000	5,310,344
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33		16,618	16,680,711
					21,991,055

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan 0.0%
Michigan Finance Authority,
Revenue Bonds, Series G	3.084%	12/01/34	10,720	$9,574,856
Taxable, Revenue Bonds	3.384	12/01/40	13,895	11,402,926
				20,977,782
New Jersey 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	15,953	18,200,856
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	12,865	15,228,351

Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	1,350	1,360,380
				34,789,587
New York 0.1%
Empire State Development Corp., Taxable, Revenue Bonds, BABs	5.770	03/15/39	14,730	15,143,268
Metropolitan Transportation Authority, Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	743,902
New York City Municipal Water Finance Authority, Taxable, Revenue Bonds, BABs	5.882	06/15/44	920	927,421
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	2,600	2,156,984
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	7,719,013
Consolidated, Taxable, Revenue Bonds, Series 210	4.031	09/01/48	4,000	3,261,076
				29,951,664
Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	6,442,385
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	284,967
				6,727,352
Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	422,036
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	5,263,589

University of Pittsburgh-of the Commonwealth System of Higher Education, Taxable, Revenue Bonds	3.555	09/15/2119	20,900	13,013,988
				18,699,613
Texas 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985	02/01/39	1,000	1,045,459
Taxable, Revenue Bonds	4.427	02/01/42	6,480	6,047,505

Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series C	2.919	11/01/50	2,035	1,406,906
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	16,510	12,869,140
				21,369,010
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	8,135	5,941,219

Total Municipal Bonds (cost $260,106,458)				211,130,909

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 4.5%
Banc of America Funding Trust,
Series 2005-D, Class A1	5.435%(cc)	05/25/35	14	$12,564
Series 2006-I, Class 4A1	4.620(cc)	10/20/46	19	16,009

Banc of America Mortgage Trust, Series 2004-E, Class 2A6	5.706(cc)	06/25/34	86	82,396
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.346(c)	07/01/26	26,856	26,874,387
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	6.250(cc)	02/25/33	—(r)	131
Series 2005-04, Class 3A1	5.127(cc)	08/25/35	50	46,065
Series 2007-03, Class 1A1	4.211(cc)	05/25/47	97	86,535
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	5.458(cc)	05/25/35	34	32,765
Series 2005-04, Class 23A2	5.458(cc)	05/25/35	11	10,947

BRAVO Residential Funding Trust, Series 2025-NQM07, Class A1, 144A	5.459(cc)	07/25/65	58,700	58,686,962
Chase Home Lending Mortgage Trust, Series 2024-RPL02, Class A1A, 144A	3.250(cc)	08/25/64	14,957	13,169,867
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	6.750(cc)	02/19/34	3,155	3,165,653
Series 2005-29, Class A1	5.750	12/25/35	332	154,283
Series 2005-HYB09, Class 3A2A, 12 Month SOFR + 2.465% (Cap 11.000%, Floor 1.750%)	6.662(c)	02/20/36	5	4,539

CIM Trust, Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	31,436	31,074,796
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.859(cc)	09/25/47	2,469	2,277,593
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	93,051	88,240,055
Series 2024-RP02, Class A2, 144A	4.226(cc)	02/25/63	8,815	7,534,210
Series 2024-RP02, Class B1, 144A	0.000(cc)	02/25/63	2,667	1,998,369
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	963	669,705
Series 2024-RP02, Class B3, PO, 144A	11.412(s)	02/25/63	2,444	288,910
Series 2024-RP02, Class B4, PO, 144A	14.852(s)	02/25/63	4,429	348,172
Series 2024-RP02, Class M1, 144A	3.199(cc)	02/25/63	5,926	4,882,206
Series 2024-RP02, Class M2, 144A	0.000(cc)	02/25/63	4,518	3,550,495
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	144	128,575
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	133,341	13,334
Series 2025-RP01, Class A1, 144A	4.045(cc)	01/25/64	148,620	139,908,344
Series 2025-RP01, Class A2, 144A	4.031(cc)	01/25/64	6,684	5,058,386
Series 2025-RP01, Class B1, 144A	4.031(cc)	01/25/64	2,674	1,593,646
Series 2025-RP01, Class B2, 144A	4.031(cc)	01/25/64	1,693	933,087
Series 2025-RP01, Class B3, 144A	4.031(cc)	01/25/64	2,139	920,652
Series 2025-RP01, Class B4, 144A	4.031(cc)	01/25/64	2,033	802,183
Series 2025-RP01, Class M1, 144A	4.031(cc)	01/25/64	5,704	4,079,074
Series 2025-RP01, Class M2, 144A	4.031(cc)	01/25/64	3,564	2,345,536
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64	312	275,777
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64	173,116	17,312

COLT Mortgage Loan Trust, Series 2025-08, Class A1, 144A	5.480(cc)	08/25/70	33,300	33,266,856
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.450(c)	10/25/41	3,600	3,679,558
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	5.900(c)	10/25/41	4,829	4,844,451
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	6.350(c)	11/25/41	12,580	12,678,251
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.500(c)	12/25/41	2,652	2,719,880
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	6.250(c)	12/25/41	2,400	2,426,015
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.600(c)	03/25/42	14,390	15,521,759
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.450(c)	03/25/42	6,300	6,493,409
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.450(c)	06/25/43	20,500	21,422,500
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.050(c)	07/25/44	6,500	6,525,870

Credit Suisse Mortgage Trust, Series 2018-RPL09, Class PT, 144A	3.816(cc)	09/25/57	15,878	12,926,314
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.800(c)	04/25/34	22,510	22,669,774

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Eagle Re Ltd., (cont’d.)
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.350%(c)	09/26/33	6,603	$6,618,160
Fannie Mae REMIC,
Series 2000-32, Class FM, 30 Day Average SOFR + 0.564% (Cap 9.000%, Floor 0.450%)	4.912(c)	10/18/30	—(r)	242
Series 2001-29, Class Z	6.500	07/25/31	7	6,884
Series 2012-132, Class KI, IO	3.000	12/25/32	3,317	241,480
Series 2013-57, Class MI, IO	3.000	06/25/28	423	9,797
Series 2014-05, Class AI, IO	4.500	04/25/43	1,489	217,438
Series 2015-51, Class CI, IO	4.000	07/25/45	2,601	419,460
Series 2016-30, Class CI, IO	3.000	05/25/36	1,674	123,479
Series 2016-74, Class GM	2.500	09/25/43	5,986	5,752,280
Series 2017-83, Class IO, IO	4.000	10/25/47	2,005	357,006
Series 2018-16, Class MB	3.500	07/25/46	1,648	1,628,229
Series 2018-24, Class BH	3.500	04/25/48	3,503	3,174,815
Series 2018-58, Class BI, IO	4.000	08/25/48	1,432	264,178
Series 2019-08, Class Z	3.500	03/25/49	2,853	2,413,693
Series 2019-13, Class LZ	4.000	04/25/49	10,287	9,698,334
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	07/25/55	116,168	116,245,011
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.350(c)	12/25/50	400	426,500
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.000(c)	01/25/34	5,732	5,753,383
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.750(c)	10/25/41	20,695	21,240,626
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.850(c)	10/25/41	2,783	2,795,021
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.150(c)	11/25/41	6,495	6,541,699
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.700(c)	09/25/41	1,793	1,831,029
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.450(c)	09/25/41	51,600	52,051,500
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	8.100(c)	12/25/41	572	588,440
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.700(c)	12/25/41	37,280	37,824,213
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.850(c)	01/25/42	1,770	1,802,473
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.250(c)	04/25/42	7,600	7,829,520
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.700(c)	05/25/42	800	831,999
FHLMC Structured Pass-Through Certificates,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	5.369(c)	07/25/44	42	40,771
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)	5.169(c)	02/25/45	5	4,619
Freddie Mac REMIC,
Series 1935, Class JZ	7.000	02/15/27	4	3,993
Series 2241, Class PH	7.500	07/15/30	7	7,340
Series 3795, Class VZ	4.000	01/15/41	1,745	1,692,015
Series 3889, Class DZ	4.000	01/15/41	1,842	1,786,342
Series 4135, Class AI, IO	3.500	11/15/42	5,596	704,454
Series 4372, Class GI, IO	4.500	08/15/44	3,030	449,708
Series 4468, Class IO, IO	4.500	05/15/45	3,547	487,457
Series 4500, Class ZX	4.000	07/15/45	1,773	1,704,048
Series 4735, Class IM, IO	4.000	12/15/47	5,386	985,489
Series 4736, Class IP, IO	4.000	08/15/47	1,425	249,590
Series 4751, Class PI, IO	4.000	11/15/47	1,008	176,918
Series 4795, Class WQ	4.000	07/15/46	316	313,222
Series 4801, Class ZD	4.000	06/15/48	5,325	4,998,037
Series 4802, Class EZ	4.000	06/15/48	3,499	3,283,275
Series 4831, Class BA	3.500	10/15/44	121	120,693
Series 4870, Class K	4.000	04/15/49	14,464	13,565,098
Series 4903, Class ED	2.750	09/15/48	3,407	3,076,796
Series 4903, Class IP, IO	4.500	07/25/49	6,594	1,530,807
Series 4939, Class KT	3.000	07/15/48	12,930	11,474,980
Series 4946, Class KB	3.000	12/15/48	5,997	5,351,582
Series 5559, Class JF, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	07/25/55	139,804	139,896,389
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	06/25/55	100,934	101,001,429

Freddie Mac Strips, Series 304, Class C54, IO	4.000	12/15/32	1,282	118,799
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000(cc)	07/20/43	975	877,806

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Government National Mortgage Assoc., (cont’d.)
Series 2015-064, Class IA, IO	4.000%	05/20/45		6,921	$1,220,558
Series 2015-165, Class IB, IO	3.500	11/20/42		2,392	219,781
Series 2016-01, Class ZP	3.000	01/20/46		7,243	5,750,278
Series 2016-161, Class PI, IO	3.500	06/20/46		14,872	2,296,750
Series 2016-69, Class B	3.000	05/20/46		9,937	8,791,962
Series 2017-134, Class ZK	3.000	08/20/47		6,649	5,163,617
Series 2018-05, Class IB, IO	4.000	01/20/48		8,164	1,552,238
Series 2018-21, Class IH, IO	4.500	02/20/48		2,732	649,694
Series 2018-59, Class PZ	3.000	09/20/46		6,961	6,432,460
Series 2019-159, Class IJ, IO	3.500	12/20/49		8,642	1,406,454
GS Mortgage-Backed Securities Trust,
Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.086(c)	10/25/55		19,600	19,597,432
Series 2025-RPL01, Class A1, PO, 144A	0.000(s)	01/25/64		297	285,981
Series 2025-RPL01, Class A1, PO, 144A	3.593(cc)	01/25/64		166,002	147,748,436

Home Re Ltd., Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.150(c)	01/25/34		7,120	7,152,205
Impac CMB Trust, Series 2005-01, Class 1A1, 1 Month SOFR + 0.634% (Cap 11.250%, Floor 0.520%)	4.987(c)	04/25/35		432	415,538
IndyMac Adjustable Rate Mortgage Trust, Series 2001-H02, Class A1	6.622(cc)	01/25/32		1	879
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX04, Class 2A1, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)	4.827(c)	07/25/37		1,622	1,478,485
JPMorgan Alternative Loan Trust, Series 2006-A01, Class 4A1	4.644(cc)	03/25/36		60	43,826
JPMorgan Mortgage Trust, Series 2025-NQM03, Class A1, 144A	5.495(cc)	11/25/65		37,000	36,931,420
Kinbane DAC (Ireland), Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.004(c)	01/24/63	EUR	36,302	41,443,082
LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		28,250	28,299,743
Lugo Funding DAC (Spain), Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.049(c)	05/26/66	EUR	52,024	59,270,175
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.217(c)	01/25/48		6,994	6,854,857
Series 2025-NQM04, Class A1, 144A	5.350(cc)	07/25/65		22,600	22,563,519
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506(cc)	02/25/70		104,172	104,171,498
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		11,681	11,668,030
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70		20,044	20,040,085
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		158,282	1,288,239
Series 2025-INV01, Class B1, 144A	6.603(cc)	02/25/70		6,037	5,905,054
Series 2025-INV01, Class B2, 144A	6.603(cc)	02/25/70		4,751	4,509,182
Series 2025-INV01, Class B3, 144A	6.603(cc)	02/25/70		2,979	2,695,782
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		8,617	8,647,319
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		158,282	5,302,437

Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.250(c)	04/25/34		31,395	31,691,747
OBX Trust, Series 2025-NQM03, Class A1, 144A	5.648(cc)	12/01/64		29,912	29,977,243
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.850(c)	05/25/33		106,126	107,376,304
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.700(c)	03/29/27		82,543	83,371,208
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.450(c)	09/27/28		71,731	72,410,842

Prime Mortgage Trust, Series 2004-CL01, Class 1A2, 1 Month SOFR + 0.514% (Cap 8.000%, Floor 0.400%)	4.867(c)	02/25/34		2	2,355
PRPM LLC,
Series 2024-RPL02, Class A1, 144A	3.500(cc)	05/25/54		16,560	15,974,536
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55		54,050	52,522,633
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55		10,215	9,565,988
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55		6,023	5,539,203
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55		5,879	5,318,869

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
PRPM LLC, (cont’d.)
Series 2025-RPL01, Class M1B, 144A	4.000%(cc)	03/25/55		2,072	$1,838,204
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.050(c)	11/25/31		20,050	20,345,864
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.050(c)	07/25/33		3,941	3,959,093

Regal Trust IV, Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)	4.432(c)	09/29/31		3	3,259
RFMSI Trust, Series 2003-S09, Class A1	6.500	03/25/32		3	3,486
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	6.339(cc)	02/25/34		26	24,647
Series 2004-18, Class 3A1	5.092(cc)	12/25/34		3,117	2,906,240

Structured Asset Mortgage Investments Trust, Series 2002-AR03, Class A1, 1 Month SOFR + 0.774% (Cap 11.000%, Floor 0.660%)	5.125(c)	09/19/32		2	1,706
Towd Point Mortgage Trust, Series 2024-CES06, Class A1, 144A	5.725(cc)	11/25/64		48,919	49,084,866
Vendee Mortgage Trust, Series 2011-02, Class DZ	3.750	10/15/41		1,943	1,814,330
Verus Securitization Trust,
Series 2024-02, Class A1, 144A	6.095(cc)	02/25/69		6,417	6,452,797
Series 2025-INV01, Class A1, 144A	5.548(cc)	02/25/70		30,423	30,427,112
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)	5.307(c)	06/25/44		467	462,509
Series 2004-AR10, Class A3, 1 Month SOFR + 1.214% (Cap 10.500%, Floor 1.100%)	5.567(c)	07/25/44		690	664,915
Series 2005-AR05, Class A6	5.363(cc)	05/25/35		286	282,537

Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2003-AR01, Class 2A	4.705(cc)	02/25/33		—(r)	120

Total Residential Mortgage-Backed Securities (cost $2,222,479,934)					2,226,866,312
Sovereign Bonds 3.2%
Albania Government International Bond (Albania), Sec’d. Notes, Series PAR	2.708(s)	08/31/25		91,274	90,862,822
Amazon Conservation DAC (Ecuador), Sr. Sec’d. Notes, 144A	6.034	01/16/42		112,000	112,521,875
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	402,629	423,030
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		50,367	49,942,406
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	8.375	02/15/27		900	916,344
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		10,291	10,275,568
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		51,930	51,852,126
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		10,493	10,681,874

Ecuador Social Bond Sarl (Ecuador), Gov’t. Gtd. Notes^	0.350	01/30/35		146,880	2,555,712
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	8,308,182
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	11,624,920

Gabon Blue Bond Master Trust 2 (Gabon), Insured Notes	6.097	08/01/38		23,006	22,962,519
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,900	239,859,530
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	70,800	88,041,215
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	34,367	36,091,856
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	49,957	55,496,576
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	72,132	79,976,148

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%	02/02/30		3,500	$4,217,500
Platinum for Belize Blue Investment Co. LLC (Belize), Sec’d. Notes	3.600(cc)	10/20/40		2,000	1,746,920
Province of Alberta (Canada), Sr. Unsec’d. Notes(a)	1.300	07/22/30		21,630	18,773,391
Province of British Columbia (Canada), Bonds	7.250	09/01/36		17,530	20,923,505
Province of Quebec (Canada),
Unsec’d. Notes, MTN	7.295	07/22/26		474	485,803
Unsec’d. Notes, Series A, MTN	7.365	03/06/26		91	92,368
Unsec’d. Notes, Series A, MTN	7.380	04/09/26		100	102,148

Repubic of Italy Government International Bond Coupon Strips (Italy), Sr. Unsec’d. Notes	2.758(s)	02/20/31	EUR	43,130	40,979,241
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		184,670	172,693,486
Sr. Unsec’d. Notes, Series 30Y	3.875	05/06/51		700	477,662
Sr. Unsec’d. Notes, Series 30Y, MTN	5.375	06/15/33		44,657	47,075,440
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, Series 12Y	3.750	07/24/26	EUR	600	688,373
Sr. Unsec’d. Notes, Series 12Y	5.875	09/16/25		10,510	10,513,573
Romanian Government International Bond (Romania),
Bonds, 144A	6.625	05/16/36		99,140	99,140,000
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		53,010	53,248,545
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	7,473,811
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	37,883	39,857,816
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	3,888	3,691,039
Sr. Unsec’d. Notes	2.125	12/01/30		12,350	10,551,500
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	71,822	81,963,266
Sr. Unsec’d. Notes	6.250	05/26/28		23,345	24,111,008
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	9,990	10,510,772
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	16,252	15,428,697
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	33,806	38,579,407
Sr. Unsec’d. Notes, 144A	6.000	06/12/34		20,207	20,566,887
Sr. Unsec’d. Notes, 144A(a)	6.250	05/26/28		875	903,711

Total Sovereign Bonds (cost $1,562,770,986)					1,597,188,572
U.S. Government Agency Obligations 22.1%
Fannie Mae Interest Strips	1.758(s)	08/06/38		386	191,763
Fannie Mae Principal Strips	3.155(s)	01/15/30		925	768,941
Fannie Mae Principal Strips	3.528(s)	07/15/37		5,105	2,848,652
Federal Home Loan Bank	3.200	11/29/32		22,500	20,450,312
Federal Home Loan Bank	4.250	11/02/38		4,340	3,926,788
Federal Home Loan Mortgage Corp.	1.500	12/01/50		3,352	2,489,718
Federal Home Loan Mortgage Corp.	1.500	02/01/51		7,122	5,287,689
Federal Home Loan Mortgage Corp.	1.500	04/01/51		17,110	12,710,255
Federal Home Loan Mortgage Corp.	1.500	05/01/51		45,542	33,813,496
Federal Home Loan Mortgage Corp.	1.500	06/01/51		7,485	5,560,330
Federal Home Loan Mortgage Corp.	2.000	10/01/50		2,169	1,710,730
Federal Home Loan Mortgage Corp.	2.000	11/01/50		8,742	6,891,481
Federal Home Loan Mortgage Corp.	2.000	12/01/50		37,569	29,593,505
Federal Home Loan Mortgage Corp.	2.000	01/01/51		20,005	15,770,709
Federal Home Loan Mortgage Corp.	2.000	02/01/51		3,510	2,762,545
Federal Home Loan Mortgage Corp.	2.000	03/01/51		29,940	23,546,677
Federal Home Loan Mortgage Corp.	2.000	04/01/51		53,409	42,001,825
Federal Home Loan Mortgage Corp.	2.000	05/01/51		345,822	272,176,265
Federal Home Loan Mortgage Corp.	2.000	08/01/51		18,956	14,901,304
Federal Home Loan Mortgage Corp.	2.000	09/01/51		5,150	4,044,625
Federal Home Loan Mortgage Corp.	2.500	11/01/49		4,763	3,967,692
Federal Home Loan Mortgage Corp.	2.500	07/01/50		2,131	1,768,828

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	2.500%	08/01/50	11,374	$9,423,788
Federal Home Loan Mortgage Corp.	2.500	09/01/50	5,834	4,832,401
Federal Home Loan Mortgage Corp.	2.500	09/01/50	6,133	5,033,768
Federal Home Loan Mortgage Corp.	2.500	10/01/50	11,600	9,619,696
Federal Home Loan Mortgage Corp.	2.500	10/01/50	22,000	18,232,285
Federal Home Loan Mortgage Corp.	2.500	12/01/50	53,042	43,972,886
Federal Home Loan Mortgage Corp.	2.500	01/01/51	41,720	34,507,275
Federal Home Loan Mortgage Corp.	2.500	02/01/51	2,122	1,753,186
Federal Home Loan Mortgage Corp.	2.500	02/01/51	40,288	33,325,650
Federal Home Loan Mortgage Corp.	2.500	03/01/51	125,886	103,691,050
Federal Home Loan Mortgage Corp.	2.500	04/01/51	7,667	6,329,535
Federal Home Loan Mortgage Corp.	2.500	05/01/51	5,673	4,707,457
Federal Home Loan Mortgage Corp.	2.500	05/01/51	107,452	88,180,940
Federal Home Loan Mortgage Corp.	2.500	07/01/51	1,047	867,936
Federal Home Loan Mortgage Corp.	2.500	07/01/51	39,666	32,724,704
Federal Home Loan Mortgage Corp.	2.500	07/01/51	100,306	82,674,293
Federal Home Loan Mortgage Corp.	2.500	07/01/51	105,817	87,125,636
Federal Home Loan Mortgage Corp.	2.500	08/01/51	63,422	52,277,284
Federal Home Loan Mortgage Corp.	2.500	08/01/51	73,390	61,295,627
Federal Home Loan Mortgage Corp.	2.500	09/01/51	41,410	34,133,320
Federal Home Loan Mortgage Corp.	2.500	10/01/51	3,478	2,885,187
Federal Home Loan Mortgage Corp.	2.500	12/01/51	13,747	11,296,729
Federal Home Loan Mortgage Corp.	2.500	01/01/52	43,076	35,923,866
Federal Home Loan Mortgage Corp.	2.500	02/01/52	453	375,890
Federal Home Loan Mortgage Corp.	2.500	02/01/52	15,406	12,777,234
Federal Home Loan Mortgage Corp.	2.500	04/01/52	2,558	2,100,426
Federal Home Loan Mortgage Corp.	2.500	04/01/52	48,779	40,684,649
Federal Home Loan Mortgage Corp.	2.500	06/01/52	3,332	2,738,855
Federal Home Loan Mortgage Corp.	3.000	07/01/43	1,309	1,169,467
Federal Home Loan Mortgage Corp.	3.000	09/01/43	1,093	978,207
Federal Home Loan Mortgage Corp.	3.000	04/01/45	12,907	11,535,982
Federal Home Loan Mortgage Corp.	3.000	04/01/51	15,663	13,548,590
Federal Home Loan Mortgage Corp.	3.000	05/01/51	5,229	4,509,065
Federal Home Loan Mortgage Corp.	3.000	06/01/51	11,405	9,824,975
Federal Home Loan Mortgage Corp.	3.000	07/01/51	15,963	13,931,450
Federal Home Loan Mortgage Corp.	3.000	07/01/51	38,066	32,767,019
Federal Home Loan Mortgage Corp.	3.000	08/01/51	1,220	1,045,742
Federal Home Loan Mortgage Corp.	3.000	09/01/51	11,775	10,129,599
Federal Home Loan Mortgage Corp.	3.000	11/01/51	1,635	1,406,665
Federal Home Loan Mortgage Corp.	3.000	11/01/51	7,377	6,326,474
Federal Home Loan Mortgage Corp.	3.000	12/01/51	2,171	1,875,324
Federal Home Loan Mortgage Corp.	3.000	02/01/52	1,777	1,523,843
Federal Home Loan Mortgage Corp.	3.000	02/01/52	3,239	2,778,127
Federal Home Loan Mortgage Corp.	3.000	02/01/52	104,226	89,377,922
Federal Home Loan Mortgage Corp.	3.000	03/01/52	17,214	14,759,715
Federal Home Loan Mortgage Corp.	3.000	04/01/52	2,184	1,873,782
Federal Home Loan Mortgage Corp.	3.000	04/01/52	43,650	37,763,918
Federal Home Loan Mortgage Corp.	3.000	06/01/52	52,007	45,119,329
Federal Home Loan Mortgage Corp.	3.000	06/01/52	58,190	50,666,681
Federal Home Loan Mortgage Corp.	3.000	08/01/52	766	658,182
Federal Home Loan Mortgage Corp.	3.000	08/01/52	261,358	226,311,195
Federal Home Loan Mortgage Corp.	3.500	02/01/47	628	574,249
Federal Home Loan Mortgage Corp.	3.500	05/01/49	712	642,396
Federal Home Loan Mortgage Corp.	3.500	08/01/49	214	193,205
Federal Home Loan Mortgage Corp.	3.500	09/01/51	3,607	3,235,049
Federal Home Loan Mortgage Corp.	3.500	01/01/52	9,559	8,572,522
Federal Home Loan Mortgage Corp.	3.500	02/01/52	6,779	6,085,814
Federal Home Loan Mortgage Corp.	3.500	03/01/52	58,336	52,461,464
Federal Home Loan Mortgage Corp.	3.500	04/01/52	10,501	9,394,330
Federal Home Loan Mortgage Corp.	3.500	05/01/52	175,027	156,646,894
Federal Home Loan Mortgage Corp.	4.000	08/01/41	255	244,259
Federal Home Loan Mortgage Corp.	4.000	08/01/41	300	287,494
Federal Home Loan Mortgage Corp.	4.000	09/01/41	603	577,664

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	4.000%	02/01/42	691	$662,100
Federal Home Loan Mortgage Corp.	4.000	10/01/51	2,132	1,973,146
Federal Home Loan Mortgage Corp.	4.000	05/01/52	129,852	120,008,730
Federal Home Loan Mortgage Corp.	4.000	06/01/52	40,675	37,593,365
Federal Home Loan Mortgage Corp.	4.500	09/01/39	232	229,302
Federal Home Loan Mortgage Corp.	4.500	03/01/47	5,058	4,962,632
Federal Home Loan Mortgage Corp.	4.500	11/01/48	3,073	2,968,452
Federal Home Loan Mortgage Corp.	4.500	06/01/52	50,592	48,076,050
Federal Home Loan Mortgage Corp.	4.500	09/01/52	12,854	12,247,095
Federal Home Loan Mortgage Corp.	4.500	10/01/52	32,256	30,654,252
Federal Home Loan Mortgage Corp.	5.000	01/01/39	27	26,952
Federal Home Loan Mortgage Corp.	5.000	02/01/42	7,554	7,606,269
Federal Home Loan Mortgage Corp.	5.000	07/01/50	5,733	5,667,310
Federal Home Loan Mortgage Corp.	5.000	08/01/50	18,773	18,569,647
Federal Home Loan Mortgage Corp.	5.000	07/01/52	9,199	9,007,859
Federal Home Loan Mortgage Corp.	5.000	08/01/52	22,026	21,510,198
Federal Home Loan Mortgage Corp.	5.000	09/01/52	4,009	3,921,379
Federal Home Loan Mortgage Corp.	5.500	06/01/31	—(r)	285
Federal Home Loan Mortgage Corp.	5.500	10/01/33	130	132,997
Federal Home Loan Mortgage Corp.	5.500	07/01/34	1	1,485
Federal Home Loan Mortgage Corp.	5.500	10/01/52	51,142	50,978,965
Federal Home Loan Mortgage Corp.	5.500	11/01/52	310,372	309,645,578
Federal Home Loan Mortgage Corp.	5.500	07/01/54	5,470	5,445,509
Federal Home Loan Mortgage Corp.	5.500	04/01/55	73,380	73,057,024
Federal Home Loan Mortgage Corp.	5.500	05/01/55	39,174	38,977,386
Federal Home Loan Mortgage Corp.	6.000	10/01/32	1	1,416
Federal Home Loan Mortgage Corp.	6.000	12/01/32	3	2,902
Federal Home Loan Mortgage Corp.	6.000	02/01/33	3	2,688
Federal Home Loan Mortgage Corp.	6.000	11/01/33	13	13,259
Federal Home Loan Mortgage Corp.	6.000	01/01/34	14	14,307
Federal Home Loan Mortgage Corp.	6.000	12/01/36	1	744
Federal Home Loan Mortgage Corp.	6.000	11/01/52	6,297	6,402,915
Federal Home Loan Mortgage Corp.	6.000	01/01/53	5,320	5,410,756
Federal Home Loan Mortgage Corp.	6.000	01/01/53	26,565	26,988,138
Federal Home Loan Mortgage Corp.	6.000	03/01/53	26,948	27,349,354
Federal Home Loan Mortgage Corp.	6.000	04/01/53	25,743	26,177,613
Federal Home Loan Mortgage Corp.	6.000	05/01/53	8,563	8,696,818
Federal Home Loan Mortgage Corp.	6.000	12/01/54	191,839	194,519,047
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32	25,297	28,427,940
Federal Home Loan Mortgage Corp.	6.500	07/01/32	—(r)	329
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1	723
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1	1,175
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1	1,189
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	1,769
Federal Home Loan Mortgage Corp.	6.500	09/01/32	9	9,094
Federal Home Loan Mortgage Corp.	6.500	11/01/33	16	16,752
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	47,678	54,004,017
Federal Home Loan Mortgage Corp.	7.000	09/01/32	18	19,147
Federal Home Loan Mortgage Corp.	7.000	01/01/53	614	646,159
Federal Home Loan Mortgage Corp.	7.000	05/01/53	762	801,372
Federal Home Loan Mortgage Corp.	7.000	06/01/53	643	676,203
Federal Home Loan Mortgage Corp., MTN	2.054(s)	11/15/38	1,565	809,024
Federal National Mortgage Assoc.,
Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.488%, Floor 4.385%)	4.385(c)	01/01/28	—(r)	362
Enterprise 11th District COFI Institutional Replacement Index + 1.255% (Cap 11.446%, Floor 3.005%)	4.401(c)	05/01/36	3	2,502
Enterprise 11th District COFI Institutional Replacement Index + 1.257% (Cap 12.872%, Floor 3.114%)	4.433(c)	05/01/36	1	635

Federal National Mortgage Assoc.	1.268(s)	11/15/30	5,368	4,287,996
Federal National Mortgage Assoc.	1.500	10/01/50	3,932	2,921,282
Federal National Mortgage Assoc.	1.500	12/01/50	60,060	44,634,460
Federal National Mortgage Assoc.	1.500	01/01/51	22,065	16,396,464

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	1.500%	03/01/51	29,377	$21,826,209
Federal National Mortgage Assoc.	1.500	03/01/51	63,631	47,256,431
Federal National Mortgage Assoc.	1.500	04/01/51	66,045	49,037,437
Federal National Mortgage Assoc.	1.500	05/01/51	1,026	761,621
Federal National Mortgage Assoc.	1.500	06/01/51	103,044	76,507,799
Federal National Mortgage Assoc.	1.500	07/01/51	5,754	4,274,508
Federal National Mortgage Assoc.	1.500	09/01/51	5,333	3,963,037
Federal National Mortgage Assoc.	2.000	TBA	396,000	309,875,960
Federal National Mortgage Assoc.	2.000	06/01/50	86,380	68,257,964
Federal National Mortgage Assoc.	2.000	11/01/50	53,421	42,146,848
Federal National Mortgage Assoc.	2.000	12/01/50	9,158	7,219,480
Federal National Mortgage Assoc.	2.000	01/01/51	13,086	10,311,981
Federal National Mortgage Assoc.	2.000	02/01/51	17,993	14,165,226
Federal National Mortgage Assoc.	2.000	03/01/51	1,771	1,392,673
Federal National Mortgage Assoc.	2.000	03/01/51	10,632	8,361,862
Federal National Mortgage Assoc.	2.000	04/01/51	121,987	95,932,690
Federal National Mortgage Assoc.	2.000	05/01/51	82,392	64,785,696
Federal National Mortgage Assoc.	2.000	06/01/51	10,375	8,129,357
Federal National Mortgage Assoc.	2.000	07/01/51	14,013	11,016,652
Federal National Mortgage Assoc.	2.000	08/01/51	32,850	25,822,579
Federal National Mortgage Assoc.	2.000	09/01/51	10,414	8,185,897
Federal National Mortgage Assoc.	2.000	10/01/51	59,025	46,392,582
Federal National Mortgage Assoc.	2.000	11/01/51	61,963	48,676,882
Federal National Mortgage Assoc.	2.000	12/01/51	5,129	4,022,125
Federal National Mortgage Assoc.(k)	2.186(s)	03/17/31	794	619,948
Federal National Mortgage Assoc.	2.500	TBA	327,000	268,014,602
Federal National Mortgage Assoc.	2.500	05/01/50	11,191	9,296,151
Federal National Mortgage Assoc.	2.500	06/01/50	100,335	83,333,741
Federal National Mortgage Assoc.	2.500	07/01/50	4,971	4,120,292
Federal National Mortgage Assoc.	2.500	08/01/50	58,455	48,497,613
Federal National Mortgage Assoc.	2.500	09/01/50	3,783	3,133,061
Federal National Mortgage Assoc.	2.500	10/01/50	4,436	3,655,136
Federal National Mortgage Assoc.	2.500	11/01/50	33,384	27,687,797
Federal National Mortgage Assoc.	2.500	01/01/51	5,097	4,201,496
Federal National Mortgage Assoc.	2.500	01/01/51	84,454	69,767,103
Federal National Mortgage Assoc.	2.500	02/01/51	119,511	98,617,480
Federal National Mortgage Assoc.	2.500	03/01/51	24,920	20,542,210
Federal National Mortgage Assoc.	2.500	04/01/51	109,047	90,065,044
Federal National Mortgage Assoc.	2.500	05/01/51	5,482	4,519,897
Federal National Mortgage Assoc.	2.500	05/01/51	58,433	48,101,175
Federal National Mortgage Assoc.	2.500	06/01/51	6,432	5,342,625
Federal National Mortgage Assoc.	2.500	06/01/51	12,282	10,135,268
Federal National Mortgage Assoc.	2.500	07/01/51	65,109	53,637,890
Federal National Mortgage Assoc.	2.500	10/01/51	9,797	8,077,296
Federal National Mortgage Assoc.	2.500	10/01/51	21,234	17,462,032
Federal National Mortgage Assoc.	2.500	11/01/51	5,185	4,296,938
Federal National Mortgage Assoc.	2.500	12/01/51	2,282	1,883,085
Federal National Mortgage Assoc.	2.500	01/01/52	18,242	15,013,350
Federal National Mortgage Assoc.	2.500	02/01/52	6,748	5,637,902
Federal National Mortgage Assoc.	2.500	03/01/52	3,546	2,920,789
Federal National Mortgage Assoc.	2.500	03/01/52	59,514	49,625,300
Federal National Mortgage Assoc.	2.500	04/01/52	30,813	25,315,284
Federal National Mortgage Assoc.	2.500	09/01/52	841	690,270
Federal National Mortgage Assoc.	3.000	10/01/44	2,736	2,444,671
Federal National Mortgage Assoc.	3.000	10/01/44	37,380	33,436,750
Federal National Mortgage Assoc.	3.000	03/01/45	2,793	2,499,563
Federal National Mortgage Assoc.	3.000	06/01/45	1,925	1,720,943
Federal National Mortgage Assoc.	3.000	04/01/48	7,126	6,370,924
Federal National Mortgage Assoc.	3.000	09/01/50	29,097	25,161,321
Federal National Mortgage Assoc.	3.000	04/01/51	666	574,821
Federal National Mortgage Assoc.	3.000	05/01/51	27,145	23,432,540
Federal National Mortgage Assoc.	3.000	06/01/51	3,353	2,888,206
Federal National Mortgage Assoc.	3.000	07/01/51	109,513	94,403,655

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	3.000%	08/01/51	8,539	$7,348,449
Federal National Mortgage Assoc.	3.000	10/01/51	1,287	1,106,362
Federal National Mortgage Assoc.	3.000	10/01/51	5,077	4,347,722
Federal National Mortgage Assoc.	3.000	11/01/51	692	595,755
Federal National Mortgage Assoc.	3.000	11/01/51	718	620,006
Federal National Mortgage Assoc.	3.000	11/01/51	2,480	2,133,901
Federal National Mortgage Assoc.	3.000	12/01/51	290	249,051
Federal National Mortgage Assoc.	3.000	12/01/51	4,303	3,709,278
Federal National Mortgage Assoc.	3.000	01/01/52	400	343,073
Federal National Mortgage Assoc.	3.000	01/01/52	7,256	6,227,957
Federal National Mortgage Assoc.	3.000	01/01/52	136,391	116,789,978
Federal National Mortgage Assoc.	3.000	02/01/52	619	530,493
Federal National Mortgage Assoc.	3.000	02/01/52	127,998	110,555,413
Federal National Mortgage Assoc.	3.000	02/01/52	169,058	144,972,763
Federal National Mortgage Assoc.(k)	3.000	03/01/52	361,853	310,299,871
Federal National Mortgage Assoc.	3.000	04/01/52	30,103	25,810,903
Federal National Mortgage Assoc.	3.000	05/01/52	918	786,432
Federal National Mortgage Assoc.	3.000	07/01/52	1,390	1,195,398
Federal National Mortgage Assoc.	3.000	07/01/52	5,633	4,845,727
Federal National Mortgage Assoc.	3.500	11/01/42	33,421	31,126,781
Federal National Mortgage Assoc.	3.500	12/01/42	3,508	3,256,838
Federal National Mortgage Assoc.	3.500	12/01/46	3,280	3,042,221
Federal National Mortgage Assoc.	3.500	07/01/47	11,489	10,661,393
Federal National Mortgage Assoc.	3.500	05/01/49	1,966	1,778,012
Federal National Mortgage Assoc.	3.500	07/01/49	454	410,831
Federal National Mortgage Assoc.	3.500	07/01/49	900	813,610
Federal National Mortgage Assoc.	3.500	08/01/49	886	798,951
Federal National Mortgage Assoc.	3.500	09/01/49	7,273	6,574,970
Federal National Mortgage Assoc.	3.500	09/01/49	8,728	7,889,873
Federal National Mortgage Assoc.	3.500	10/01/49	4,447	4,019,797
Federal National Mortgage Assoc.	3.500	11/01/49	1,919	1,725,875
Federal National Mortgage Assoc.	3.500	01/01/50	11,010	9,946,857
Federal National Mortgage Assoc.	3.500	01/01/50	15,791	14,633,244
Federal National Mortgage Assoc.	3.500	02/01/50	38	34,497
Federal National Mortgage Assoc.	3.500	03/01/50	1,905	1,720,837
Federal National Mortgage Assoc.	3.500	03/01/50	6,678	6,035,186
Federal National Mortgage Assoc.	3.500	04/01/50	4,333	3,908,856
Federal National Mortgage Assoc.	3.500	06/01/50	2,175	1,961,763
Federal National Mortgage Assoc.	3.500	09/01/50	353	319,251
Federal National Mortgage Assoc.	3.500	07/01/51	20,531	18,482,302
Federal National Mortgage Assoc.	3.500	12/01/51	2,172	1,954,219
Federal National Mortgage Assoc.	3.500	01/01/52	15,320	13,773,275
Federal National Mortgage Assoc.	3.500	03/01/52	17,806	15,969,160
Federal National Mortgage Assoc.	3.500	03/01/52	26,950	24,234,481
Federal National Mortgage Assoc.	3.500	04/01/52	112,836	100,986,349
Federal National Mortgage Assoc.	3.500	05/01/52	172,228	154,141,411
Federal National Mortgage Assoc.	3.500	06/01/52	58,307	52,407,421
Federal National Mortgage Assoc.	4.000	12/01/40	105	100,272
Federal National Mortgage Assoc.	4.000	12/01/40	224	210,936
Federal National Mortgage Assoc.	4.000	02/01/41	335	321,504
Federal National Mortgage Assoc.	4.000	02/01/41	1,894	1,817,258
Federal National Mortgage Assoc.	4.000	01/01/42	1,741	1,666,619
Federal National Mortgage Assoc.	4.000	02/01/42	21,111	20,209,004
Federal National Mortgage Assoc.	4.000	06/01/42	8,525	8,154,648
Federal National Mortgage Assoc.	4.000	03/01/48	22,201	21,223,320
Federal National Mortgage Assoc.	4.000	04/01/52	28,625	26,612,624
Federal National Mortgage Assoc.	4.000	04/01/52	30,465	28,108,350
Federal National Mortgage Assoc.	4.000	05/01/52	200,725	185,509,258
Federal National Mortgage Assoc.	4.000	06/01/52	117,352	108,462,628
Federal National Mortgage Assoc.	4.000	04/01/53	29,110	26,973,369
Federal National Mortgage Assoc.	4.000	05/01/53	11,762	10,863,711
Federal National Mortgage Assoc.	4.500	02/01/33	2	1,693
Federal National Mortgage Assoc.	4.500	08/01/33	2	1,888

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	4.500%	08/01/40	3,188	$3,147,950
Federal National Mortgage Assoc.	4.500	07/01/41	2,073	2,046,703
Federal National Mortgage Assoc.	4.500	11/01/42	10,825	10,680,842
Federal National Mortgage Assoc.	4.500	10/01/44	10,740	10,524,005
Federal National Mortgage Assoc.	4.500	01/01/45	11,077	10,785,956
Federal National Mortgage Assoc.	4.500	09/01/46	4,477	4,370,516
Federal National Mortgage Assoc.	4.500	04/01/48	14,541	14,204,899
Federal National Mortgage Assoc.	4.500	07/01/48	3,427	3,311,270
Federal National Mortgage Assoc.	4.500	05/01/49	13,426	12,965,919
Federal National Mortgage Assoc.	4.500	09/01/49	29,254	28,244,341
Federal National Mortgage Assoc.	4.500	01/01/50	14,141	13,957,960
Federal National Mortgage Assoc.	4.500	01/01/50	18,269	17,898,986
Federal National Mortgage Assoc.	4.500	01/01/50	23,137	22,875,883
Federal National Mortgage Assoc.	4.500	03/01/50	11,911	11,759,587
Federal National Mortgage Assoc.	4.500	12/01/50	52,872	51,806,156
Federal National Mortgage Assoc.	4.500	06/01/52	59,137	56,198,271
Federal National Mortgage Assoc.	4.500	07/01/52	29,434	27,970,027
Federal National Mortgage Assoc.	4.500	08/01/52	5,065	4,812,981
Federal National Mortgage Assoc.	4.500	09/01/52	28,742	27,314,583
Federal National Mortgage Assoc.	4.500	10/01/52	39,374	37,515,917
Federal National Mortgage Assoc.	5.000	TBA	326,000	317,262,444
Federal National Mortgage Assoc.	5.000	03/01/34	209	210,258
Federal National Mortgage Assoc.	5.000	07/01/39	1,555	1,564,689
Federal National Mortgage Assoc.	5.000	07/01/40	402	404,608
Federal National Mortgage Assoc.	5.000	09/01/44	33,172	33,320,976
Federal National Mortgage Assoc.	5.000	08/01/50	6,767	6,698,854
Federal National Mortgage Assoc.	5.000	10/01/50	15,608	15,446,039
Federal National Mortgage Assoc.	5.000	07/01/52	20,345	19,901,055
Federal National Mortgage Assoc.	5.000	08/01/52	113,748	111,263,055
Federal National Mortgage Assoc.	5.000	09/01/52	4,544	4,444,579
Federal National Mortgage Assoc.	5.000	10/01/52	7,624	7,456,937
Federal National Mortgage Assoc.	5.500	TBA	106,500	105,848,799
Federal National Mortgage Assoc.	5.500	TBA	382,500	380,474,949
Federal National Mortgage Assoc.	5.500	07/01/33	9	9,389
Federal National Mortgage Assoc.	5.500	08/01/33	—(r)	114
Federal National Mortgage Assoc.	5.500	10/01/33	16	15,929
Federal National Mortgage Assoc.	5.500	11/01/33	3	2,939
Federal National Mortgage Assoc.	5.500	04/01/34	2	1,563
Federal National Mortgage Assoc.	5.500	04/01/34	8	7,711
Federal National Mortgage Assoc.	5.500	04/01/34	47	47,338
Federal National Mortgage Assoc.	5.500	05/01/34	1	1,226
Federal National Mortgage Assoc.	5.500	05/01/34	13	12,564
Federal National Mortgage Assoc.	5.500	03/01/35	354	359,589
Federal National Mortgage Assoc.	5.500	11/01/52	27,672	27,677,321
Federal National Mortgage Assoc.	5.500	04/01/53	14,020	13,971,445
Federal National Mortgage Assoc.	5.500	12/01/54	53,612	53,342,664
Federal National Mortgage Assoc.	5.500	07/01/55	62,863	62,547,342
Federal National Mortgage Assoc.	6.000	TBA	136,500	138,258,711
Federal National Mortgage Assoc.	6.000	09/01/32	—(r)	43
Federal National Mortgage Assoc.	6.000	11/01/32	1	1,297
Federal National Mortgage Assoc.	6.000	03/01/33	1	721
Federal National Mortgage Assoc.	6.000	10/01/33	2	1,874
Federal National Mortgage Assoc.	6.000	11/01/33	42	42,092
Federal National Mortgage Assoc.	6.000	02/01/34	47	48,068
Federal National Mortgage Assoc.	6.000	11/01/34	12	12,928
Federal National Mortgage Assoc.	6.000	11/01/34	16	15,987
Federal National Mortgage Assoc.	6.000	04/01/36	1	923
Federal National Mortgage Assoc.	6.000	04/01/36	1	1,454
Federal National Mortgage Assoc.	6.000	04/01/36	4	3,957
Federal National Mortgage Assoc.	6.000	06/01/37	4	4,446
Federal National Mortgage Assoc.	6.000	11/01/52	47,900	48,719,151
Federal National Mortgage Assoc.	6.000	12/01/52	35,232	35,887,798
Federal National Mortgage Assoc.	6.000	01/01/53	1,381	1,403,870

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	6.000%	01/01/53	7,339	$7,490,187
Federal National Mortgage Assoc.	6.000	04/01/53	19,233	19,562,478
Federal National Mortgage Assoc.	6.000	08/01/53	7,721	7,839,797
Federal National Mortgage Assoc.	6.000	09/01/53	33,777	34,670,852
Federal National Mortgage Assoc.	6.000	12/01/54	50,166	50,884,479
Federal National Mortgage Assoc.	6.500	07/01/32	3	3,098
Federal National Mortgage Assoc.	6.500	08/01/32	4	4,363
Federal National Mortgage Assoc.	6.500	09/01/32	1	637
Federal National Mortgage Assoc.	6.500	09/01/32	15	15,191
Federal National Mortgage Assoc.	6.500	09/01/32	18	18,169
Federal National Mortgage Assoc.	6.500	09/01/32	18	18,616
Federal National Mortgage Assoc.	6.500	10/01/32	10	10,748
Federal National Mortgage Assoc.	6.500	04/01/33	14	14,794
Federal National Mortgage Assoc.	6.625	11/15/30	55,120	61,772,025
Federal National Mortgage Assoc.	7.000	05/01/32	5	5,215
Federal National Mortgage Assoc.	7.000	06/01/32	3	3,148
Federal National Mortgage Assoc.	7.000	01/01/53	771	810,850
Federal National Mortgage Assoc.	7.000	02/01/53	635	667,653
Federal National Mortgage Assoc.	7.000	03/01/53	2,695	2,833,850
Federal National Mortgage Assoc.	7.000	06/01/53	579	608,978
Federal National Mortgage Assoc.(k)	7.125	01/15/30	7,255	8,172,859
Freddie Mac Coupon Strips	4.124(s)	07/15/32	8,525	6,178,343
Freddie Mac Coupon Strips	4.809(s)	07/15/31	504	387,533
Freddie Mac Coupon Strips	5.245(s)	03/15/31	1,655	1,302,231
Freddie Mac Strips	1.474(s)	03/15/31	10,264	8,102,394
Freddie Mac Strips	4.045(s)	07/15/32	6,751	4,975,496
Government National Mortgage Assoc.	2.000	10/20/50	95,168	76,857,701
Government National Mortgage Assoc.	2.000	12/20/50	140,357	113,335,398
Government National Mortgage Assoc.	2.000	01/20/51	17,571	14,189,269
Government National Mortgage Assoc.	2.500	01/20/51	34,971	29,449,170
Government National Mortgage Assoc.	2.500	03/20/51	77,160	64,945,126
Government National Mortgage Assoc.	2.500	09/20/51	106,187	89,346,510
Government National Mortgage Assoc.	3.000	01/15/45	54	47,381
Government National Mortgage Assoc.	3.000	03/15/45	11	10,100
Government National Mortgage Assoc.	3.000	03/15/45	103	90,989
Government National Mortgage Assoc.	3.000	09/20/51	8,466	7,403,772
Government National Mortgage Assoc.	3.500	10/15/40	57	52,752
Government National Mortgage Assoc.	3.500	03/20/47	3,644	3,337,425
Government National Mortgage Assoc.	3.500	07/20/47	11,868	10,841,076
Government National Mortgage Assoc.	3.500	10/20/47	8,511	7,772,533
Government National Mortgage Assoc.	3.500	12/20/47	3,184	2,919,809
Government National Mortgage Assoc.	3.500	11/20/51	2,521	2,276,922
Government National Mortgage Assoc.	3.500	12/20/51	191,536	172,969,677
Government National Mortgage Assoc.	3.500	01/20/52	91,410	82,497,878
Government National Mortgage Assoc.	3.500	03/20/52	62,110	56,015,463
Government National Mortgage Assoc.	3.500	04/20/52	101,777	91,775,413
Government National Mortgage Assoc.	4.000	11/20/48	278	259,676
Government National Mortgage Assoc.	4.000	03/20/52	7,401	6,868,826
Government National Mortgage Assoc.	4.000	06/20/52	21,488	19,944,001
Government National Mortgage Assoc.	4.000	07/20/52	4,766	4,426,923
Government National Mortgage Assoc.	4.000	08/20/52	120,836	112,246,828
Government National Mortgage Assoc.	4.500	02/20/41	746	733,949
Government National Mortgage Assoc.	4.500	07/20/52	79,498	75,845,099
Government National Mortgage Assoc.	4.500	08/20/52	218,612	209,241,066
Government National Mortgage Assoc.	4.500	09/20/52	7,114	6,791,074
Government National Mortgage Assoc.	5.000	08/20/39	226	227,558
Government National Mortgage Assoc.	5.000	09/20/52	72,306	70,953,663
Government National Mortgage Assoc.	5.000	02/20/54	15,339	15,014,635
Government National Mortgage Assoc.	5.500	TBA	104,000	103,577,118
Government National Mortgage Assoc.	5.500	10/20/52	22,950	23,101,840
Government National Mortgage Assoc.	5.500	11/20/52	62,333	62,746,257
Government National Mortgage Assoc.	6.000	01/15/33	9	9,099
Government National Mortgage Assoc.	6.000	03/15/33	2	2,166

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Government National Mortgage Assoc.	6.000%	05/15/33	3	$3,465
Government National Mortgage Assoc.	6.000	06/15/33	1	1,485
Government National Mortgage Assoc.	6.000	12/15/33	10	10,536
Government National Mortgage Assoc.	6.000	12/20/52	24,003	24,506,834
Government National Mortgage Assoc.	6.000	01/20/53	9,182	9,314,379
Government National Mortgage Assoc.	6.000	02/20/53	33,549	34,237,525
Government National Mortgage Assoc.	6.000	06/20/53	5,565	5,672,611
Government National Mortgage Assoc.	6.500	TBA	54,500	55,851,606
Government National Mortgage Assoc.	6.500	09/15/32	14	14,819
Government National Mortgage Assoc.	6.500	09/15/32	24	24,536
Government National Mortgage Assoc.	6.500	11/15/33	14	14,707
Government National Mortgage Assoc.	6.500	11/15/33	42	43,861
Government National Mortgage Assoc.	6.500	07/15/38	—(r)	408
Government National Mortgage Assoc.	6.500	03/20/54	10,881	11,178,063
Government National Mortgage Assoc.	7.000	09/20/53	1,925	1,993,813
Government National Mortgage Assoc.	7.000	10/20/53	2,238	2,321,388
Government National Mortgage Assoc.	8.000	08/20/31	—(r)	111
Government National Mortgage Assoc.	8.500	06/15/30	—(r)	82
Government National Mortgage Assoc.	8.500	08/20/30	1	578
Indonesia Government AID Bond, U.S. Gov’t. Gtd. Notes	6.650	07/15/29	6,829	7,216,229
Resolution Funding Corp., Unsec’d. Notes, Series A	8.625	01/15/30	429	507,275
Resolution Funding Corp. Interest Strips, Bonds	2.508(s)	01/15/30	1,250	1,041,395
Resolution Funding Corp. Interest Strips, Bonds	3.599(s)	04/15/30	18,610	15,258,246
Resolution Funding Corp. Principal Strips, Bonds	4.516(s)	01/15/30	6,670	5,542,872
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	790	867,042
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series A	2.875	02/01/27	4,560	4,480,644
Tennessee Valley Authority Generic Strips, Bonds	1.886(s)	09/15/39	555	254,347
Tennessee Valley Authority Generic Strips, Bonds	2.338(s)	09/15/27	1,878	1,713,234
Tennessee Valley Authority Generic Strips, Bonds	4.951(s)	07/15/35	13,972	8,360,828
Tennessee Valley Authority Principal Strips, Bonds	3.018(s)	05/01/30	6,423	5,255,770
Tennessee Valley Authority Principal Strips, Bonds	3.874(s)	06/15/35	1,300	793,426
U.S. International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes, Series 2	3.190	10/05/34	2,280	2,133,019
U.S. Gov’t. Gtd. Notes, Series 4	3.000	10/05/34	5,320	4,927,919

U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.250	10/15/30	1,213	1,178,081
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.370	10/05/34	5,410	5,107,761

Total U.S. Government Agency Obligations (cost $11,077,644,637)				10,956,813,803
U.S. Treasury Obligations 3.4%
U.S. Treasury Bonds	1.375	08/15/50	660,000	320,718,750
U.S. Treasury Bonds(h)(k)	1.625	11/15/50	1,145,000	594,326,562
U.S. Treasury Bonds	2.500	02/15/45	41,805	29,074,071
U.S. Treasury Bonds	2.500	02/15/46	100,000	68,500,000
U.S. Treasury Bonds(k)	3.000	11/15/44	138,000	105,009,375
U.S. Treasury Bonds	3.000	02/15/49	1,000	727,344
U.S. Treasury Bonds(h)	4.750	11/15/43	83,000	81,936,563
U.S. Treasury Bonds	4.750	05/15/55	20,850	20,390,648
U.S. Treasury Notes	3.875	06/30/30	5,437	5,417,886
U.S. Treasury Notes	4.000	06/30/32	5,170	5,127,994
U.S. Treasury Notes	4.250	05/15/35	17	16,851
U.S. Treasury Strips Coupon(k)	2.364(s)	05/15/45	32,250	11,727,772
U.S. Treasury Strips Coupon(k)	2.389(s)	05/15/43	13,155	5,321,436
U.S. Treasury Strips Coupon	2.695(s)	05/15/41	36,415	16,618,748
U.S. Treasury Strips Coupon(k)	2.736(s)	02/15/45	38,745	14,287,560
U.S. Treasury Strips Coupon(k)	3.146(s)	11/15/43	74,569	29,271,177
U.S. Treasury Strips Coupon	3.165(s)	08/15/41	33,805	15,185,348
U.S. Treasury Strips Coupon(k)	3.212(s)	08/15/44	132,650	50,094,386
U.S. Treasury Strips Coupon(k)	3.619(s)	05/15/44	128,320	49,078,927
U.S. Treasury Strips Coupon(k)	3.826(s)	11/15/44	49,085	18,303,811
U.S. Treasury Strips Coupon(k)	3.922(s)	08/15/45	42,525	15,264,127
U.S. Treasury Strips Coupon(k)	3.926(s)	08/15/42	63,055	26,641,320

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon(k)	4.335%(s)	08/15/51	50,000	$13,338,826
U.S. Treasury Strips Coupon(k)	4.349(s)	02/15/43	2,100	861,739
U.S. Treasury Strips Coupon(k)	4.369(s)	05/15/42	18,020	7,731,530
U.S. Treasury Strips Coupon(k)	4.433(s)	08/15/43	65,550	26,112,885
U.S. Treasury Strips Coupon(k)	4.449(s)	11/15/42	17,285	7,199,682
U.S. Treasury Strips Coupon(k)	4.500(s)	05/15/46	23,485	8,127,720
U.S. Treasury Strips Coupon(k)	4.522(s)	11/15/45	76,475	27,142,873
U.S. Treasury Strips Coupon(h)(k)	4.531(s)	11/15/41	160,330	70,898,129
U.S. Treasury Strips Coupon(k)	4.608(s)	11/15/48	6,925	2,115,257
U.S. Treasury Strips Coupon(k)	4.667(s)	02/15/41	39,240	18,150,636
U.S. Treasury Strips Coupon(k)	4.685(s)	08/15/40	10,470	4,977,127
U.S. Treasury Strips Coupon(k)	4.813(s)	02/15/42	36,390	15,845,401
U.S. Treasury Strips Coupon(k)	4.920(s)	08/15/48	25,990	8,039,466
U.S. Treasury Strips Coupon(k)	4.924(s)	02/15/49	19,925	6,020,153

Total U.S. Treasury Obligations (cost $2,015,750,920)				1,699,602,080

	Shares
Affiliated Exchange-Traded Funds 0.2%
PGIM AAA CLO ETF	1,748,083	89,973,832

PGIM Active High Yield Bond ETF	275,000	9,751,500

Total Affiliated Exchange-Traded Funds (cost $99,304,407)(wa)		99,725,332
Common Stocks 0.2%
Chemicals 0.0%
TPC Group, Inc.*	353,022	8,406,337
Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain) (Class A1 Stock)*^	58,748	1,340,864
Codere Group Topco SA (Spain) (Class A2 Stock)*^	82,700	1,887,545
		3,228,409
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	791,890	10,624,788
Oil, Gas & Consumable Fuels 0.1%
Expand Energy Corp.	450,899	47,245,197
Pharmaceuticals 0.0%
Endo, Inc.*	2	47
Endo, Inc. (Class A1 Stock), 144A^	148	—
		47
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*	1,695,385	13,563,080
Intelsat Emergence SA (Luxembourg)*^	66,981	7
Intelsat Emergence SA (Luxembourg)*	66,981	780,764
		14,343,851

Total Common Stocks (cost $12,400,992)		83,848,629

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks 0.0%
Banks 0.0%
Citigroup Capital XIII, 10.911%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	22,000	$648,340
Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	315,000	7,100,100
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	110,440	1,311,751

Total Preferred Stocks (cost $8,815,070)		9,060,191

	Units
Warrants* 0.0%
Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain), expiring 09/30/34^	200	1,826
Interactive Media & Services 0.0%
Diamond Sports Group LLC, expiring 06/30/26(x)	1,481,098	284,963

Total Warrants (cost $7,763)		286,789

Total Long-Term Investments (cost $50,151,100,685)		48,986,213,347

	Shares
Short-Term Investments 4.9%
Affiliated Mutual Funds 4.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wa)	1,910,399,364	1,910,399,364
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $520,907,951; includes $519,342,409 of cash collateral for securities on loan)(b)(wa)	521,295,840	520,930,933

Total Affiliated Mutual Funds (cost $2,431,307,315)		2,431,330,297
Options Purchased*~ 0.0%
(cost $31,027)		149,080

Total Short-Term Investments (cost $2,431,338,342)		2,431,479,377

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.6% (cost $52,582,439,027)		51,417,692,724
Options Written*~ (0.0)%
(premiums received $1,589,775)		(127,881)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.6% (cost $52,580,849,252)		51,417,564,843
Liabilities in excess of other assets(z) (3.6)%		(1,801,270,582)

Net Assets 100.0%		$49,616,294,261

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
ACE—Adjusted Current Earnings
AID—Agency for International Development
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
CF—CF Secured, LLC
CGM—Citigroup Global Markets, Inc.
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
CMT—Constant Maturity Treasury
COFI—Cost of Funds Index
CPI—Consumer Price Index
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSC—Morgan Stanley & Co. LLC
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OBX—Oslo Stock Exchange
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PO—Principal Only
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SG—Societe Generale
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
UMBS—Uniform Mortgage-Backed Securities
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $466,619,572 and 0.9% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $508,738,332; cash collateral of $519,342,409 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust, Series 2018-20TS, Class G, 144A, 3.100%(cc), 05/15/35	05/09/18	$35,678,061	$33,946,925	0.1%
20 Times Square Trust, Series 2018-20TS, Class H, 144A, 3.100%(cc), 05/15/35	05/09/18	35,625,556	33,812,100	0.1
Diamond Sports Group LLC*	01/02/25	2,073,338	10,624,788	0.0
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	284,963	0.0
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%, 7.230%(c), 05/31/26^(d)	05/18/21	196,471,029	174,859,216	0.3
Total		$269,847,984	$253,527,992	0.5%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at July 31, 2025:
Issuer	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $3,360,979)^	3,412	$3,360,979	$—	$—
Unfunded loan commitments outstanding at July 31, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $1,031,652)^	1,047	$1,038,641	$6,989	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/31/32 (cost $1,719,419)^	1,745	1,731,068	11,649	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, —%(p), Maturity Date 04/01/30 (cost $10,590,000)	10,590	10,695,900	105,900	—
Dukes Education Group Ltd., Acquisition/Capex Facility 6, SONIA + 5.500%, 1.000%(c), Maturity Date 11/27/28 (cost $17,759,414)^	14,057	18,563,874	804,460	—
		$32,029,483	$928,998	$—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	TBA	09/15/25	$(137,000)		$(117,245,718)
Government National Mortgage Assoc.	4.000%	TBA	08/20/25	(7,500)		(6,905,818)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $124,276,719)						$(124,151,536)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		1,784		4,460	$11,150
(cost $25,208)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.390%	49,940		$137,929
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.390%	49,940		1
Total OTC Swaptions (cost $5,819)									$137,930
Total Options Purchased (cost $31,027)									$149,080
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.25		818		2,045	$(5,113)
(premiums received $3,910)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Azerbaijan Contingent CAP	Call	DB	12/22/32	6.86%		—		280,188	$(36,935)
Israel GAP^	Put	MSI	04/24/26	$85.00		—		20,000	(33,578)
Total OTC Traded (premiums received $1,585,865)									$(70,513)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.390%	3.21%(A)	99,880		$(52,255)
(premiums received $0)
Total Options Written (premiums received $1,589,775)									$(127,881)
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at July 31, 2025		Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1, 06/20/30	Put	08/20/25	$99.00	CDX.NA.HY.44.V1(Q)	5.00%(Q)	3,750,000		$255,556		$(4,838,207)
CDX.NA.IG.44.V1, 06/20/30	Put	09/17/25	0.60%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	658,000		439,938		(711,562)

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Options Purchased (continued):
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at July 31, 2025		Unrealized Appreciation (Depreciation)
CDX.NA.IG.44.V1, 06/20/30	Put	09/17/25	0.63%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	500,000		$270,533		$(754,467)
CDX.NA.IG.44.V1, 06/20/30	Put	10/15/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	1,350,000		2,247,778		155,278
Total Centrally Cleared Swaptions (cost $9,362,763)							$3,213,805		$(6,148,958)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at July 31, 2025		Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1, 06/20/30	Call	08/20/25	$99.00	CDX.NA.HY.44.V1(Q)	5.00%(Q)	3,750,000		$(298,586,429)		$(31,911,379)
CDX.NA.IG.44.V1, 06/20/30	Call	09/17/25	0.53%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	658,000		(896,626)		(205,726)
CDX.NA.IG.44.V1, 06/20/30	Call	09/17/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	500,000		(1,053,129)		(440,629)
CDX.NA.IG.44.V1, 06/20/30	Call	10/15/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	1,350,000		(718,381)		159,119
CDX.NA.IG.44.V1, 06/20/30	Put	09/17/25	0.80%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	658,000		(123,458)		337,142
CDX.NA.IG.44.V1, 06/20/30	Put	09/17/25	0.88%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	500,000		(68,801)		381,199
CDX.NA.IG.44.V1, 06/20/30	Put	10/15/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	1,350,000		(879,398)		(103,148)
Total Centrally Cleared Swaptions (premiums received $270,542,800)							$(302,326,222)		$(31,783,422)

Futures contracts outstanding at July 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,041	3 Month CME SOFR	Sep. 2025	$248,896,594	$(106,005)
13,125	2 Year U.S. Treasury Notes	Sep. 2025	2,716,669,935	(2,639,328)
40,923	5 Year U.S. Treasury Notes	Sep. 2025	4,426,717,845	10,381,718
26,319	10 Year U.S. Treasury Notes	Sep. 2025	2,923,053,938	22,433,936
23,282	10 Year U.S. Ultra Treasury Notes	Sep. 2025	2,632,685,023	21,556,549
25,569	20 Year U.S. Treasury Bonds	Sep. 2025	2,919,660,188	58,531,652
100	30 Year UMBS TBA – 5.0% Coupon	Sep. 2025	9,730,469	(4,024)
100	30 Year UMBS TBA – 6.0% Coupon	Sep. 2025	10,130,469	2,226
5,279	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	619,292,688	(5,547,145)
				104,609,579
Short Positions:
1,228	30 Day Federal Funds	Aug. 2025	489,576,246	(14,684)
2,518	5 Year Euro-Bobl	Sep. 2025	336,980,223	2,120,617
2,458	10 Year Euro-Bund	Sep. 2025	363,817,527	3,068,018
556	Euro Schatz Index	Sep. 2025	67,923,996	224,787
				5,398,738
				$110,008,317
Forward foreign currency exchange contracts outstanding at July 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/04/25	BNY	BRL	756,584	$136,646,405	$134,977,367	$—	$(1,669,038)
Expiring 08/04/25	CITI	BRL	388,621	69,532,000	69,331,486	—	(200,514)
Expiring 09/03/25	CITI	BRL	1,145,205	202,771,920	202,704,087	—	(67,833)
Chilean Peso,
Expiring 09/17/25	BARC	CLP	13,790,111	14,919,000	14,179,188	—	(739,812)
Expiring 09/17/25	DB	CLP	16,578,934	17,846,000	17,046,695	—	(799,305)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 09/17/25	JPM	CNH	397,577	$55,646,000	$55,352,486	$—	$(293,514)
Colombian Peso,
Expiring 09/17/25	CITI	COP	176,651,000	42,628,137	41,991,907	—	(636,230)
Euro,
Expiring 08/06/25	CITI	EUR	85,063	98,672,000	97,111,973	—	(1,560,027)
Hungarian Forint,
Expiring 10/22/25	BARC	HUF	6,882,791	19,956,626	19,553,612	—	(403,014)
Indian Rupee,
Expiring 09/17/25	DB	INR	4,397,491	50,831,000	50,118,337	—	(712,663)
Expiring 09/17/25	MSI	INR	4,709,752	53,665,480	53,677,182	11,702	—
Expiring 09/17/25	UAG	INR	11,171,323	130,071,520	127,319,885	—	(2,751,635)
Indonesian Rupiah,
Expiring 09/17/25	CITI	IDR	96,053,298	5,804,000	5,812,734	8,734	—
Expiring 09/17/25	HSBC	IDR	2,563,690,000	156,987,845	155,143,533	—	(1,844,312)
Expiring 09/17/25	HSBC	IDR	913,143,343	55,985,000	55,259,522	—	(725,478)
Japanese Yen,
Expiring 10/22/25	MSI	JPY	10,883,248	73,850,572	72,841,657	—	(1,008,915)
Mexican Peso,
Expiring 09/17/25	HSBC	MXN	1,275,172	65,627,028	67,239,376	1,612,348	—
New Taiwanese Dollar,
Expiring 09/17/25	CITI	TWD	1,377,018	46,204,000	46,229,336	25,336	—
Expiring 09/17/25	MSI	TWD	1,045,788	36,209,000	35,109,277	—	(1,099,723)
Peruvian Nuevo Sol,
Expiring 09/17/25	BNP	PEN	84,061	23,589,540	23,365,099	—	(224,441)
Expiring 09/17/25	CITI	PEN	83,818	23,589,540	23,297,761	—	(291,779)
Expiring 09/17/25	CITI	PEN	69,891	19,519,352	19,426,630	—	(92,722)
Expiring 09/17/25	CITI	PEN	44,155	12,364,800	12,273,036	—	(91,764)
Expiring 09/17/25	CITI	PEN	37,009	10,261,020	10,286,974	25,954	—
Expiring 09/17/25	CITI	PEN	34,806	9,722,288	9,674,456	—	(47,832)
Expiring 09/17/25	DB	PEN	79,119	22,201,920	21,991,484	—	(210,436)
Expiring 09/17/25	MSI	PEN	106,382	29,165,033	29,569,551	404,518	—
Expiring 09/17/25	SCB	PEN	96,024	26,652,000	26,690,522	38,522	—
Philippine Peso,
Expiring 09/17/25	BOA	PHP	1,778,896	31,050,180	30,511,729	—	(538,451)
Expiring 09/17/25	BOA	PHP	1,416,923	24,643,000	24,303,153	—	(339,847)
Expiring 09/17/25	CITI	PHP	1,417,120	24,790,000	24,306,534	—	(483,466)
Expiring 09/17/25	HSBC	PHP	4,425,228	79,078,418	75,901,783	—	(3,176,635)
Expiring 09/17/25	HSBC	PHP	2,473,782	42,878,820	42,430,459	—	(448,361)
Expiring 09/17/25	SSB	PHP	1,414,022	24,790,000	24,253,384	—	(536,616)
Polish Zloty,
Expiring 10/22/25	BARC	PLN	48,214	13,204,608	12,849,092	—	(355,516)
South African Rand,
Expiring 09/17/25	BARC	ZAR	597,363	33,506,646	32,682,053	—	(824,593)
South Korean Won,
Expiring 09/17/25	BNP	KRW	48,279,000	35,000,000	34,699,301	—	(300,699)
Expiring 09/17/25	MSI	KRW	90,267,027	65,418,000	64,877,126	—	(540,874)
Expiring 09/17/25	SCB	KRW	134,065,867	98,617,000	96,356,426	—	(2,260,574)
Thai Baht,
Expiring 09/17/25	HSBC	THB	1,283,590	39,881,000	39,430,368	—	(450,632)
Expiring 09/17/25	HSBC	THB	1,280,399	39,881,000	39,332,361	—	(548,639)
Expiring 09/17/25	UAG	THB	544,789	16,676,000	16,735,284	59,284	—
Turkish Lira,
Expiring 08/13/25	HSBC	TRY	2,486,841	60,174,009	60,555,469	381,460	—
Expiring 08/13/25	HSBC	TRY	2,486,841	60,085,322	60,555,469	470,147	—
				$2,200,593,029	$2,177,355,144	3,038,005	(26,275,890)

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/04/25	CITI	BRL	1,145,205	$204,318,487	$204,308,853	$9,634	$—
British Pound,
Expiring 10/22/25	TD	GBP	358,325	480,393,832	473,595,000	6,798,832	—
Chinese Renminbi,
Expiring 09/17/25	BOA	CNH	650,140	90,456,000	90,515,506	—	(59,506)
Expiring 09/17/25	HSBC	CNH	2,231,787	313,022,349	310,719,736	2,302,613	—
Expiring 09/17/25	HSBC	CNH	379,336	53,141,000	52,812,979	328,021	—
Colombian Peso,
Expiring 09/17/25	CITI	COP	184,800,468	43,915,000	43,929,126	—	(14,126)
Czech Koruna,
Expiring 10/22/25	BARC	CZK	1,668,860	79,038,202	77,658,454	1,379,748	—
Euro,
Expiring 10/22/25	BARC	EUR	1,324,039	1,548,036,822	1,519,335,673	28,701,149	—
Expiring 10/22/25	DB	EUR	980,475	1,154,433,453	1,125,095,716	29,337,737	—
Expiring 10/22/25	SSB	EUR	1,324,039	1,554,935,063	1,519,335,673	35,599,390	—
Expiring 10/22/25	UAG	EUR	1,289,956	1,518,043,023	1,480,225,428	37,817,595	—
Indian Rupee,
Expiring 09/17/25	JPM	INR	6,696,983	76,888,000	76,325,711	562,289	—
Indonesian Rupiah,
Expiring 09/17/25	BARC	IDR	515,216,057	31,498,200	31,178,668	319,532	—
Expiring 09/17/25	BOA	IDR	343,330,380	20,998,800	20,776,883	221,917	—
Expiring 09/17/25	DB	IDR	605,769,387	36,987,000	36,658,568	328,432	—
Expiring 09/17/25	HSBC	IDR	572,128,055	34,998,000	34,622,738	375,262	—
Mexican Peso,
Expiring 09/17/25	BOA	MXN	440,125	22,653,050	23,207,614	—	(554,564)
Expiring 09/17/25	DB	MXN	439,640	22,653,050	23,182,049	—	(528,999)
Expiring 09/17/25	DB	MXN	373,070	19,416,900	19,671,875	—	(254,975)
New Taiwanese Dollar,
Expiring 09/17/25	BARC	TWD	1,081,622	37,016,500	36,312,292	704,208	—
Expiring 09/17/25	CITI	TWD	5,112,625	174,074,481	171,641,393	2,433,088	—
Expiring 09/17/25	DB	TWD	1,079,116	37,016,500	36,228,160	788,340	—
Singapore Dollar,
Expiring 09/17/25	BOA	SGD	154,195	120,818,641	119,205,479	1,613,162	—
Expiring 09/17/25	BOA	SGD	101,730	79,714,500	78,646,029	1,068,471	—
Expiring 09/17/25	GSI	SGD	135,009	105,675,080	104,373,586	1,301,494	—
Expiring 09/17/25	JPM	SGD	101,709	79,714,500	78,629,821	1,084,679	—
Expiring 09/17/25	MSI	SGD	66,953	52,048,920	51,760,372	288,548	—
South African Rand,
Expiring 09/17/25	GSI	ZAR	369,117	20,382,000	20,194,577	187,423	—
South Korean Won,
Expiring 09/17/25	MSI	KRW	248,228,000	184,584,954	178,407,551	6,177,403	—
Thai Baht,
Expiring 09/17/25	HSBC	THB	5,450,745	168,670,167	167,440,460	1,229,707	—
Turkish Lira,
Expiring 08/13/25	HSBC	TRY	2,982,822	72,394,192	72,632,766	—	(238,574)
Expiring 08/13/25	HSBC	TRY	1,990,861	48,244,000	48,478,172	—	(234,172)
				$8,486,180,666	$8,327,106,908	160,958,674	(1,884,916)
						$163,996,679	$(28,160,806)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D05)	06/20/30	1.000%(Q)	4,000	$580,901	$103	$580,798	BARC
Dominican Republic (D05)	06/20/30	1.000%(Q)	4,000	113,368	103	113,265	BARC
Emirate of Abu Dhabi (D05)	06/20/30	1.000%(Q)	4,000	(130,993)	103	(131,096)	BARC
Federal Republic of Nigeria (D05)	06/20/30	1.000%(Q)	4,000	594,847	103	594,744	BARC
Federation of Malaysia (D05)	06/20/30	1.000%(Q)	6,000	(163,636)	155	(163,791)	BARC
Federative Republic of Brazil (D05)	06/20/30	1.000%(Q)	18,000	366,108	465	365,643	BARC
Kingdom of Bahrain (D05)	06/20/30	1.000%(Q)	4,000	125,341	103	125,238	BARC
Kingdom of Morocco (D05)	06/20/30	1.000%(Q)	4,000	(44,862)	103	(44,965)	BARC
Kingdom of Saudi Arabia (D05)	06/20/30	1.000%(Q)	10,000	(187,440)	259	(187,699)	BARC
People’s Republic of China (D05)	06/20/30	1.000%(Q)	18,000	(493,249)	465	(493,714)	BARC
Republic of Argentina (D05)	06/20/30	1.000%(Q)	4,000	1,023,745	103	1,023,642	BARC
Republic of Chile (D05)	06/20/30	1.000%(Q)	12,000	(251,968)	310	(252,278)	BARC
Republic of Colombia (D05)	06/20/30	1.000%(Q)	14,000	602,932	362	602,570	BARC
Republic of Indonesia (D05)	06/20/30	1.000%(Q)	16,000	(215,099)	414	(215,513)	BARC
Republic of Ivory Coast (D05)	06/20/30	1.000%(Q)	4,000	421,625	103	421,522	BARC
Republic of Panama (D05)	06/20/30	1.000%(Q)	4,000	125,856	103	125,753	BARC
Republic of Peru (D05)	06/20/30	1.000%(Q)	6,000	(69,096)	155	(69,251)	BARC
Republic of Philippines (D05)	06/20/30	1.000%(Q)	6,000	(115,540)	155	(115,695)	BARC
Republic of South Africa (D05)	06/20/30	1.000%(Q)	18,000	654,192	465	653,727	BARC
Republic of Turkey (D05)	06/20/30	1.000%(Q)	18,000	1,330,068	465	1,329,603	BARC
Sultanate of Oman (D05)	06/20/30	1.000%(Q)	4,000	(44,664)	103	(44,767)	BARC
United Mexican States (D05)	06/20/30	1.000%(Q)	18,000	49,630	465	49,165	BARC
Emirate of Abu Dhabi (D06)	06/20/26	1.000%(Q)	800	(7,234)	165	(7,399)	BOA
Federation of Malaysia (D06)	06/20/26	1.000%(Q)	1,600	(14,094)	331	(14,425)	BOA
Federative Republic of Brazil (D06)	06/20/26	1.000%(Q)	4,800	(26,111)	992	(27,103)	BOA
Kingdom of Saudi Arabia (D06)	06/20/26	1.000%(Q)	800	(6,153)	165	(6,318)	BOA
People’s Republic of China (D06)	06/20/26	1.000%(Q)	4,800	(38,800)	992	(39,792)	BOA
Republic of Argentina (D06)	06/20/26	1.000%(Q)	800	42,255	165	42,090	BOA
Republic of Chile (D06)	06/20/26	1.000%(Q)	800	(6,536)	165	(6,701)	BOA
Republic of Colombia (D06)	06/20/26	1.000%(Q)	2,000	(6,660)	413	(7,073)	BOA
Republic of Indonesia (D06)	06/20/26	1.000%(Q)	3,600	(27,777)	744	(28,521)	BOA
Republic of Panama (D06)	06/20/26	1.000%(Q)	800	(2,275)	165	(2,440)	BOA
Republic of Peru (D06)	06/20/26	1.000%(Q)	800	(5,861)	165	(6,026)	BOA
Republic of Philippines (D06)	06/20/26	1.000%(Q)	800	(6,555)	165	(6,720)	BOA
Republic of South Africa (D06)	06/20/26	1.000%(Q)	4,000	(22,022)	827	(22,849)	BOA
Republic of Turkey (D06)	06/20/26	1.000%(Q)	4,800	5,011	992	4,019	BOA
State of Qatar (D06)	06/20/26	1.000%(Q)	800	(7,309)	165	(7,474)	BOA
United Mexican States (D06)	06/20/26	1.000%(Q)	4,800	(29,260)	992	(30,252)	BOA
Emirate of Abu Dhabi (D07)	06/20/26	1.000%(Q)	100	(905)	26	(931)	BOA
Federation of Malaysia (D07)	06/20/26	1.000%(Q)	200	(1,762)	53	(1,815)	BOA
Federative Republic of Brazil (D07)	06/20/26	1.000%(Q)	600	(3,263)	159	(3,422)	BOA
Kingdom of Saudi Arabia (D07)	06/20/26	1.000%(Q)	100	(769)	26	(795)	BOA
People’s Republic of China (D07)	06/20/26	1.000%(Q)	600	(4,850)	159	(5,009)	BOA
Republic of Argentina (D07)	06/20/26	1.000%(Q)	100	5,282	26	5,256	BOA
Republic of Chile (D07)	06/20/26	1.000%(Q)	100	(817)	26	(843)	BOA
Republic of Colombia (D07)	06/20/26	1.000%(Q)	250	(833)	66	(899)	BOA
Republic of Indonesia (D07)	06/20/26	1.000%(Q)	450	(3,472)	119	(3,591)	BOA
Republic of Panama (D07)	06/20/26	1.000%(Q)	100	(285)	26	(311)	BOA
Republic of Peru (D07)	06/20/26	1.000%(Q)	100	(733)	26	(759)	BOA
Republic of Philippines (D07)	06/20/26	1.000%(Q)	100	(820)	26	(846)	BOA
Republic of South Africa (D07)	06/20/26	1.000%(Q)	500	(2,753)	132	(2,885)	BOA
Republic of Turkey (D07)	06/20/26	1.000%(Q)	600	627	159	468	BOA
State of Qatar (D07)	06/20/26	1.000%(Q)	100	(914)	26	(940)	BOA
United Mexican States (D07)	06/20/26	1.000%(Q)	600	(3,657)	159	(3,816)	BOA
Arab Republic of Egypt (D17)	06/20/30	1.000%(Q)	4,000	580,901	103	580,798	GSI
Dominican Republic (D17)	06/20/30	1.000%(Q)	4,000	113,368	103	113,265	GSI
Emirate of Abu Dhabi (D17)	06/20/30	1.000%(Q)	4,000	(130,993)	103	(131,096)	GSI
Federal Republic of Nigeria (D17)	06/20/30	1.000%(Q)	4,000	594,847	103	594,744	GSI
Federation of Malaysia (D17)	06/20/30	1.000%(Q)	6,000	(163,636)	155	(163,791)	GSI

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federative Republic of Brazil (D17)	06/20/30	1.000%(Q)	18,000	$366,108	$465	$365,643	GSI
Kingdom of Bahrain (D17)	06/20/30	1.000%(Q)	4,000	125,341	103	125,238	GSI
Kingdom of Morocco (D17)	06/20/30	1.000%(Q)	4,000	(44,862)	103	(44,965)	GSI
Kingdom of Saudi Arabia (D17)	06/20/30	1.000%(Q)	10,000	(187,440)	259	(187,699)	GSI
People’s Republic of China (D17)	06/20/30	1.000%(Q)	18,000	(493,249)	465	(493,714)	GSI
Republic of Argentina (D17)	06/20/30	1.000%(Q)	4,000	1,023,745	103	1,023,642	GSI
Republic of Chile (D17)	06/20/30	1.000%(Q)	12,000	(251,968)	310	(252,278)	GSI
Republic of Colombia (D17)	06/20/30	1.000%(Q)	14,000	602,932	362	602,570	GSI
Republic of Indonesia (D17)	06/20/30	1.000%(Q)	16,000	(215,099)	414	(215,513)	GSI
Republic of Ivory Coast (D17)	06/20/30	1.000%(Q)	4,000	421,625	103	421,522	GSI
Republic of Panama (D17)	06/20/30	1.000%(Q)	4,000	125,856	103	125,753	GSI
Republic of Peru (D17)	06/20/30	1.000%(Q)	6,000	(69,096)	155	(69,251)	GSI
Republic of Philippines (D17)	06/20/30	1.000%(Q)	6,000	(115,540)	155	(115,695)	GSI
Republic of South Africa (D17)	06/20/30	1.000%(Q)	18,000	654,192	465	653,727	GSI
Republic of Turkey (D17)	06/20/30	1.000%(Q)	18,000	1,330,068	465	1,329,603	GSI
Sultanate of Oman (D17)	06/20/30	1.000%(Q)	4,000	(44,664)	103	(44,767)	GSI
United Mexican States (D17)	06/20/30	1.000%(Q)	18,000	49,630	465	49,165	GSI
Arab Republic of Egypt (D18)	06/20/30	1.000%(Q)	2,000	290,451	311	290,140	GSI
Dominican Republic (D18)	06/20/30	1.000%(Q)	2,000	56,684	311	56,373	GSI
Emirate of Abu Dhabi (D18)	06/20/30	1.000%(Q)	2,000	(65,497)	311	(65,808)	GSI
Federal Republic of Nigeria (D18)	06/20/30	1.000%(Q)	2,000	297,424	311	297,113	GSI
Federation of Malaysia (D18)	06/20/30	1.000%(Q)	3,000	(81,818)	467	(82,285)	GSI
Federative Republic of Brazil (D18)	06/20/30	1.000%(Q)	9,000	183,054	1,400	181,654	GSI
Kingdom of Bahrain (D18)	06/20/30	1.000%(Q)	2,000	62,671	311	62,360	GSI
Kingdom of Morocco (D18)	06/20/30	1.000%(Q)	2,000	(22,431)	311	(22,742)	GSI
Kingdom of Saudi Arabia (D18)	06/20/30	1.000%(Q)	5,000	(93,720)	778	(94,498)	GSI
People’s Republic of China (D18)	06/20/30	1.000%(Q)	9,000	(246,624)	1,400	(248,024)	GSI
Republic of Argentina (D18)	06/20/30	1.000%(Q)	2,000	511,873	311	511,562	GSI
Republic of Chile (D18)	06/20/30	1.000%(Q)	6,000	(125,984)	933	(126,917)	GSI
Republic of Colombia (D18)	06/20/30	1.000%(Q)	7,000	301,466	1,089	300,377	GSI
Republic of Indonesia (D18)	06/20/30	1.000%(Q)	8,000	(107,550)	1,244	(108,794)	GSI
Republic of Ivory Coast (D18)	06/20/30	1.000%(Q)	2,000	210,813	311	210,502	GSI
Republic of Panama (D18)	06/20/30	1.000%(Q)	2,000	62,928	311	62,617	GSI
Republic of Peru (D18)	06/20/30	1.000%(Q)	3,000	(34,548)	467	(35,015)	GSI
Republic of Philippines (D18)	06/20/30	1.000%(Q)	3,000	(57,770)	467	(58,237)	GSI
Republic of South Africa (D18)	06/20/30	1.000%(Q)	9,000	327,097	1,400	325,697	GSI
Republic of Turkey (D18)	06/20/30	1.000%(Q)	9,000	665,034	1,400	663,634	GSI
Sultanate of Oman (D18)	06/20/30	1.000%(Q)	2,000	(22,332)	311	(22,643)	GSI
United Mexican States (D18)	06/20/30	1.000%(Q)	9,000	24,816	1,400	23,416	GSI
Arab Republic of Egypt (D19)	06/20/30	1.000%(Q)	5,000	726,128	778	725,350	GSI
Dominican Republic (D19)	06/20/30	1.000%(Q)	5,000	141,711	778	140,933	GSI
Emirate of Abu Dhabi (D19)	06/20/30	1.000%(Q)	5,000	(163,741)	778	(164,519)	GSI
Federal Republic of Nigeria (D19)	06/20/30	1.000%(Q)	5,000	743,560	778	742,782	GSI
Federation of Malaysia (D19)	06/20/30	1.000%(Q)	7,500	(204,545)	1,166	(205,711)	GSI
Federative Republic of Brazil (D19)	06/20/30	1.000%(Q)	22,500	457,635	3,499	454,136	GSI
Kingdom of Bahrain (D19)	06/20/30	1.000%(Q)	5,000	156,677	778	155,899	GSI
Kingdom of Morocco (D19)	06/20/30	1.000%(Q)	5,000	(56,076)	778	(56,854)	GSI
Kingdom of Saudi Arabia (D19)	06/20/30	1.000%(Q)	12,500	(234,300)	1,944	(236,244)	GSI
People’s Republic of China (D19)	06/20/30	1.000%(Q)	22,500	(616,560)	3,499	(620,059)	GSI
Republic of Argentina (D19)	06/20/30	1.000%(Q)	5,000	1,279,683	778	1,278,905	GSI
Republic of Chile (D19)	06/20/30	1.000%(Q)	15,000	(314,960)	2,333	(317,293)	GSI
Republic of Colombia (D19)	06/20/30	1.000%(Q)	17,500	753,665	2,721	750,944	GSI
Republic of Indonesia (D19)	06/20/30	1.000%(Q)	20,000	(268,874)	3,110	(271,984)	GSI
Republic of Ivory Coast (D19)	06/20/30	1.000%(Q)	5,000	527,032	778	526,254	GSI
Republic of Panama (D19)	06/20/30	1.000%(Q)	5,000	157,320	778	156,542	GSI
Republic of Peru (D19)	06/20/30	1.000%(Q)	7,500	(86,370)	1,166	(87,536)	GSI
Republic of Philippines (D19)	06/20/30	1.000%(Q)	7,500	(144,425)	1,166	(145,591)	GSI
Republic of South Africa (D19)	06/20/30	1.000%(Q)	22,500	817,741	3,499	814,242	GSI
Republic of Turkey (D19)	06/20/30	1.000%(Q)	22,500	1,662,585	3,499	1,659,086	GSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Sultanate of Oman (D19)	06/20/30	1.000%(Q)	5,000	$(55,828)	$778	$(56,606)	GSI
United Mexican States (D19)	06/20/30	1.000%(Q)	22,500	62,038	3,499	58,539	GSI
Arab Republic of Egypt (D20)	06/20/30	1.000%(Q)	2,000	290,451	363	290,088	BOA
Dominican Republic (D20)	06/20/30	1.000%(Q)	2,000	56,684	363	56,321	BOA
Emirate of Abu Dhabi (D20)	06/20/30	1.000%(Q)	2,000	(65,497)	363	(65,860)	BOA
Federal Republic of Nigeria (D20)	06/20/30	1.000%(Q)	2,000	297,424	363	297,061	BOA
Federation of Malaysia (D20)	06/20/30	1.000%(Q)	3,000	(81,818)	545	(82,363)	BOA
Federative Republic of Brazil (D20)	06/20/30	1.000%(Q)	9,000	183,054	1,634	181,420	BOA
Kingdom of Bahrain (D20)	06/20/30	1.000%(Q)	2,000	62,671	363	62,308	BOA
Kingdom of Morocco (D20)	06/20/30	1.000%(Q)	2,000	(22,431)	363	(22,794)	BOA
Kingdom of Saudi Arabia (D20)	06/20/30	1.000%(Q)	5,000	(93,720)	908	(94,628)	BOA
People’s Republic of China (D20)	06/20/30	1.000%(Q)	9,000	(246,624)	1,634	(248,258)	BOA
Republic of Argentina (D20)	06/20/30	1.000%(Q)	2,000	511,873	363	511,510	BOA
Republic of Chile (D20)	06/20/30	1.000%(Q)	6,000	(125,984)	1,089	(127,073)	BOA
Republic of Colombia (D20)	06/20/30	1.000%(Q)	7,000	301,466	1,271	300,195	BOA
Republic of Indonesia (D20)	06/20/30	1.000%(Q)	8,000	(107,550)	1,452	(109,002)	BOA
Republic of Ivory Coast (D20)	06/20/30	1.000%(Q)	2,000	210,813	363	210,450	BOA
Republic of Panama (D20)	06/20/30	1.000%(Q)	2,000	62,928	363	62,565	BOA
Republic of Peru (D20)	06/20/30	1.000%(Q)	3,000	(34,548)	545	(35,093)	BOA
Republic of Philippines (D20)	06/20/30	1.000%(Q)	3,000	(57,770)	545	(58,315)	BOA
Republic of South Africa (D20)	06/20/30	1.000%(Q)	9,000	327,096	1,634	325,462	BOA
Republic of Turkey (D20)	06/20/30	1.000%(Q)	9,000	665,034	1,634	663,400	BOA
Sultanate of Oman (D20)	06/20/30	1.000%(Q)	2,000	(22,332)	363	(22,695)	BOA
United Mexican States (D20)	06/20/30	1.000%(Q)	9,000	24,815	1,634	23,181	BOA
Arab Republic of Egypt (D21)	06/20/30	1.000%(Q)	2,000	290,451	2,220	288,231	BOA
Dominican Republic (D21)	06/20/30	1.000%(Q)	2,000	56,684	2,220	54,464	BOA
Federal Republic of Nigeria (D21)	06/20/30	1.000%(Q)	2,000	297,424	2,220	295,204	BOA
Federative Republic of Brazil (D21)	06/20/30	1.000%(Q)	9,000	183,054	9,989	173,065	BOA
Kingdom of Bahrain (D21)	06/20/30	1.000%(Q)	2,000	62,671	2,220	60,451	BOA
Kingdom of Morocco (D21)	06/20/30	1.000%(Q)	2,000	(22,430)	2,220	(24,650)	BOA
Republic of Argentina (D21)	06/20/30	1.000%(Q)	2,000	511,873	2,220	509,653	BOA
Republic of Colombia (D21)	06/20/30	1.000%(Q)	7,000	301,466	7,769	293,697	BOA
Republic of Ivory Coast (D21)	06/20/30	1.000%(Q)	2,000	210,813	2,220	208,593	BOA
Republic of South Africa (D21)	06/20/30	1.000%(Q)	9,000	327,096	9,989	317,107	BOA
Republic of Turkey (D21)	06/20/30	1.000%(Q)	9,000	665,034	9,989	655,045	BOA
Sultanate of Oman (D21)	06/20/30	1.000%(Q)	2,000	(22,331)	2,220	(24,551)	BOA
Arab Republic of Egypt (D22)	06/20/30	1.000%(Q)	4,000	580,902	2,089	578,813	MSI
Dominican Republic (D22)	06/20/30	1.000%(Q)	4,000	113,368	2,089	111,279	MSI
Emirate of Abu Dhabi (D22)	06/20/30	1.000%(Q)	4,000	(130,993)	2,089	(133,082)	MSI
Federal Republic of Nigeria (D22)	06/20/30	1.000%(Q)	4,000	594,848	2,089	592,759	MSI
Federation of Malaysia (D22)	06/20/30	1.000%(Q)	6,000	(163,636)	3,133	(166,769)	MSI
Federative Republic of Brazil (D22)	06/20/30	1.000%(Q)	18,000	366,107	9,399	356,708	MSI
Kingdom of Bahrain (D22)	06/20/30	1.000%(Q)	4,000	125,341	2,089	123,252	MSI
Kingdom of Morocco (D22)	06/20/30	1.000%(Q)	4,000	(44,861)	2,089	(46,950)	MSI
Kingdom of Saudi Arabia (D22)	06/20/30	1.000%(Q)	10,000	(187,440)	5,222	(192,662)	MSI
People’s Republic of China (D22)	06/20/30	1.000%(Q)	18,000	(493,249)	9,399	(502,648)	MSI
Republic of Argentina (D22)	06/20/30	1.000%(Q)	4,000	1,023,746	2,089	1,021,657	MSI
Republic of Chile (D22)	06/20/30	1.000%(Q)	12,000	(251,968)	6,266	(258,234)	MSI
Republic of Colombia (D22)	06/20/30	1.000%(Q)	14,000	602,932	7,311	595,621	MSI
Republic of Indonesia (D22)	06/20/30	1.000%(Q)	16,000	(215,099)	8,355	(223,454)	MSI
Republic of Ivory Coast (D22)	06/20/30	1.000%(Q)	4,000	421,625	2,089	419,536	MSI
Republic of Panama (D22)	06/20/30	1.000%(Q)	4,000	125,856	2,089	123,767	MSI
Republic of Peru (D22)	06/20/30	1.000%(Q)	6,000	(69,096)	3,133	(72,229)	MSI
Republic of Philippines (D22)	06/20/30	1.000%(Q)	6,000	(115,540)	3,133	(118,673)	MSI
Republic of South Africa (D22)	06/20/30	1.000%(Q)	18,000	654,192	9,399	644,793	MSI
Republic of Turkey (D22)	06/20/30	1.000%(Q)	18,000	1,330,068	9,399	1,320,669	MSI
Sultanate of Oman (D22)	06/20/30	1.000%(Q)	4,000	(44,663)	2,089	(46,752)	MSI
United Mexican States (D22)	06/20/30	1.000%(Q)	18,000	49,630	9,399	40,231	MSI
Arab Republic of Egypt (D23)	06/20/30	1.000%(Q)	2,000	290,450	1,044	289,406	BOA

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Dominican Republic (D23)	06/20/30	1.000%(Q)	2,000	$56,684	$1,044	$55,640	BOA
Emirate of Abu Dhabi (D23)	06/20/30	1.000%(Q)	2,000	(65,497)	1,044	(66,541)	BOA
Federal Republic of Nigeria (D23)	06/20/30	1.000%(Q)	2,000	297,424	1,044	296,380	BOA
Federation of Malaysia (D23)	06/20/30	1.000%(Q)	3,000	(81,818)	1,567	(83,385)	BOA
Federative Republic of Brazil (D23)	06/20/30	1.000%(Q)	9,000	183,054	4,700	178,354	BOA
Kingdom of Bahrain (D23)	06/20/30	1.000%(Q)	2,000	62,670	1,044	61,626	BOA
Kingdom of Morocco (D23)	06/20/30	1.000%(Q)	2,000	(22,431)	1,044	(23,475)	BOA
Kingdom of Saudi Arabia (D23)	06/20/30	1.000%(Q)	5,000	(93,720)	2,611	(96,331)	BOA
People’s Republic of China (D23)	06/20/30	1.000%(Q)	9,000	(246,624)	4,700	(251,324)	BOA
Republic of Argentina (D23)	06/20/30	1.000%(Q)	2,000	511,873	1,044	510,829	BOA
Republic of Chile (D23)	06/20/30	1.000%(Q)	6,000	(125,984)	3,133	(129,117)	BOA
Republic of Colombia (D23)	06/20/30	1.000%(Q)	7,000	301,466	3,655	297,811	BOA
Republic of Indonesia (D23)	06/20/30	1.000%(Q)	8,000	(107,550)	4,177	(111,727)	BOA
Republic of Ivory Coast (D23)	06/20/30	1.000%(Q)	2,000	210,812	1,044	209,768	BOA
Republic of Panama (D23)	06/20/30	1.000%(Q)	2,000	62,928	1,044	61,884	BOA
Republic of Peru (D23)	06/20/30	1.000%(Q)	3,000	(34,548)	1,567	(36,115)	BOA
Republic of Philippines (D23)	06/20/30	1.000%(Q)	3,000	(57,770)	1,567	(59,337)	BOA
Republic of South Africa (D23)	06/20/30	1.000%(Q)	9,000	327,097	4,700	322,397	BOA
Republic of Turkey (D23)	06/20/30	1.000%(Q)	9,000	665,034	4,700	660,334	BOA
Sultanate of Oman (D23)	06/20/30	1.000%(Q)	2,000	(22,332)	1,044	(23,376)	BOA
United Mexican States (D23)	06/20/30	1.000%(Q)	9,000	24,815	4,700	20,115	BOA
Arab Republic of Egypt (D24)	06/20/30	1.000%(Q)	2,000	290,450	1,044	289,406	CITI
Dominican Republic (D24)	06/20/30	1.000%(Q)	2,000	56,684	1,044	55,640	CITI
Emirate of Abu Dhabi (D24)	06/20/30	1.000%(Q)	2,000	(65,497)	1,044	(66,541)	CITI
Federal Republic of Nigeria (D24)	06/20/30	1.000%(Q)	2,000	297,424	1,044	296,380	CITI
Federation of Malaysia (D24)	06/20/30	1.000%(Q)	3,000	(81,818)	1,567	(83,385)	CITI
Federative Republic of Brazil (D24)	06/20/30	1.000%(Q)	9,000	183,054	4,700	178,354	CITI
Kingdom of Bahrain (D24)	06/20/30	1.000%(Q)	2,000	62,670	1,044	61,626	CITI
Kingdom of Morocco (D24)	06/20/30	1.000%(Q)	2,000	(22,431)	1,044	(23,475)	CITI
Kingdom of Saudi Arabia (D24)	06/20/30	1.000%(Q)	5,000	(93,720)	2,611	(96,331)	CITI
People’s Republic of China (D24)	06/20/30	1.000%(Q)	9,000	(246,624)	4,700	(251,324)	CITI
Republic of Argentina (D24)	06/20/30	1.000%(Q)	2,000	511,873	1,044	510,829	CITI
Republic of Chile (D24)	06/20/30	1.000%(Q)	6,000	(125,984)	3,133	(129,117)	CITI
Republic of Colombia (D24)	06/20/30	1.000%(Q)	7,000	301,466	3,655	297,811	CITI
Republic of Indonesia (D24)	06/20/30	1.000%(Q)	8,000	(107,550)	4,177	(111,727)	CITI
Republic of Ivory Coast (D24)	06/20/30	1.000%(Q)	2,000	210,812	1,044	209,768	CITI
Republic of Panama (D24)	06/20/30	1.000%(Q)	2,000	62,928	1,044	61,884	CITI
Republic of Peru (D24)	06/20/30	1.000%(Q)	3,000	(34,548)	1,567	(36,115)	CITI
Republic of Philippines (D24)	06/20/30	1.000%(Q)	3,000	(57,770)	1,567	(59,337)	CITI
Republic of South Africa (D24)	06/20/30	1.000%(Q)	9,000	327,097	4,700	322,397	CITI
Republic of Turkey (D24)	06/20/30	1.000%(Q)	9,000	665,034	4,700	660,334	CITI
Sultanate of Oman (D24)	06/20/30	1.000%(Q)	2,000	(22,332)	1,044	(23,376)	CITI
United Mexican States (D24)	06/20/30	1.000%(Q)	9,000	24,815	4,700	20,115	CITI
Arab Republic of Egypt (D25)	06/20/30	1.000%(Q)	4,000	580,901	2,194	578,707	CITI
Dominican Republic (D25)	06/20/30	1.000%(Q)	4,000	113,368	2,194	111,174	CITI
Emirate of Abu Dhabi (D25)	06/20/30	1.000%(Q)	4,000	(130,993)	2,194	(133,187)	CITI
Federal Republic of Nigeria (D25)	06/20/30	1.000%(Q)	4,000	594,848	2,194	592,654	CITI
Federation of Malaysia (D25)	06/20/30	1.000%(Q)	6,000	(163,636)	3,292	(166,928)	CITI
Federative Republic of Brazil (D25)	06/20/30	1.000%(Q)	18,000	366,108	9,875	356,233	CITI
Kingdom of Bahrain (D25)	06/20/30	1.000%(Q)	4,000	125,341	2,194	123,147	CITI
Kingdom of Morocco (D25)	06/20/30	1.000%(Q)	4,000	(44,861)	2,194	(47,055)	CITI
Kingdom of Saudi Arabia (D25)	06/20/30	1.000%(Q)	10,000	(187,440)	5,486	(192,926)	CITI
People’s Republic of China (D25)	06/20/30	1.000%(Q)	18,000	(493,248)	9,875	(503,123)	CITI
Republic of Argentina (D25)	06/20/30	1.000%(Q)	4,000	1,023,745	2,194	1,021,551	CITI
Republic of Chile (D25)	06/20/30	1.000%(Q)	12,000	(251,968)	6,583	(258,551)	CITI
Republic of Colombia (D25)	06/20/30	1.000%(Q)	14,000	602,932	7,680	595,252	CITI
Republic of Indonesia (D25)	06/20/30	1.000%(Q)	16,000	(215,099)	8,777	(223,876)	CITI
Republic of Ivory Coast (D25)	06/20/30	1.000%(Q)	4,000	421,625	2,194	419,431	CITI
Republic of Panama (D25)	06/20/30	1.000%(Q)	4,000	125,856	2,194	123,662	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Peru (D25)	06/20/30	1.000%(Q)	6,000	$(69,095)	$3,292	$(72,387)	CITI
Republic of Philippines (D25)	06/20/30	1.000%(Q)	6,000	(115,540)	3,292	(118,832)	CITI
Republic of South Africa (D25)	06/20/30	1.000%(Q)	18,000	654,193	9,875	644,318	CITI
Republic of Turkey (D25)	06/20/30	1.000%(Q)	18,000	1,330,069	9,875	1,320,194	CITI
Sultanate of Oman (D25)	06/20/30	1.000%(Q)	4,000	(44,664)	2,194	(46,858)	CITI
United Mexican States (D25)	06/20/30	1.000%(Q)	18,000	49,631	9,875	39,756	CITI
Arab Republic of Egypt (D27)	06/20/30	1.000%(Q)	2,000	290,451	1,150	289,301	CITI
Dominican Republic (D27)	06/20/30	1.000%(Q)	2,000	56,684	1,150	55,534	CITI
Emirate of Abu Dhabi (D27)	06/20/30	1.000%(Q)	2,000	(65,497)	1,150	(66,647)	CITI
Federal Republic of Nigeria (D27)	06/20/30	1.000%(Q)	2,000	297,424	1,150	296,274	CITI
Federation of Malaysia (D27)	06/20/30	1.000%(Q)	3,000	(81,818)	1,725	(83,543)	CITI
Federative Republic of Brazil (D27)	06/20/30	1.000%(Q)	9,000	183,054	5,175	177,879	CITI
Kingdom of Bahrain (D27)	06/20/30	1.000%(Q)	2,000	62,671	1,150	61,521	CITI
Kingdom of Morocco (D27)	06/20/30	1.000%(Q)	2,000	(22,431)	1,150	(23,581)	CITI
Kingdom of Saudi Arabia (D27)	06/20/30	1.000%(Q)	5,000	(93,720)	2,875	(96,595)	CITI
People’s Republic of China (D27)	06/20/30	1.000%(Q)	9,000	(246,624)	5,175	(251,799)	CITI
Republic of Argentina (D27)	06/20/30	1.000%(Q)	2,000	511,873	1,150	510,723	CITI
Republic of Chile (D27)	06/20/30	1.000%(Q)	6,000	(125,984)	3,450	(129,434)	CITI
Republic of Colombia (D27)	06/20/30	1.000%(Q)	7,000	301,466	4,025	297,441	CITI
Republic of Indonesia (D27)	06/20/30	1.000%(Q)	8,000	(107,550)	4,600	(112,150)	CITI
Republic of Ivory Coast (D27)	06/20/30	1.000%(Q)	2,000	210,813	1,150	209,663	CITI
Republic of Panama (D27)	06/20/30	1.000%(Q)	2,000	62,928	1,150	61,778	CITI
Republic of Peru (D27)	06/20/30	1.000%(Q)	3,000	(34,548)	1,725	(36,273)	CITI
Republic of Philippines (D27)	06/20/30	1.000%(Q)	3,000	(57,770)	1,725	(59,495)	CITI
Republic of South Africa (D27)	06/20/30	1.000%(Q)	9,000	327,096	5,175	321,921	CITI
Republic of Turkey (D27)	06/20/30	1.000%(Q)	9,000	665,034	5,175	659,859	CITI
Sultanate of Oman (D27)	06/20/30	1.000%(Q)	2,000	(22,332)	1,150	(23,482)	CITI
United Mexican States (D27)	06/20/30	1.000%(Q)	9,000	24,815	5,175	19,640	CITI
Arab Republic of Egypt (D28)	06/20/30	1.000%(Q)	2,000	290,451	1,468	288,983	BOA
Dominican Republic (D28)	06/20/30	1.000%(Q)	2,000	56,684	1,468	55,216	BOA
Emirate of Abu Dhabi (D28)	06/20/30	1.000%(Q)	2,000	(65,497)	1,468	(66,965)	BOA
Federal Republic of Nigeria (D28)	06/20/30	1.000%(Q)	2,000	297,424	1,468	295,956	BOA
Federation of Malaysia (D28)	06/20/30	1.000%(Q)	3,000	(81,819)	2,202	(84,021)	BOA
Federative Republic of Brazil (D28)	06/20/30	1.000%(Q)	9,000	183,054	6,607	176,447	BOA
Kingdom of Bahrain (D28)	06/20/30	1.000%(Q)	2,000	62,670	1,468	61,202	BOA
Kingdom of Morocco (D28)	06/20/30	1.000%(Q)	2,000	(22,431)	1,468	(23,899)	BOA
Kingdom of Saudi Arabia (D28)	06/20/30	1.000%(Q)	5,000	(93,720)	3,671	(97,391)	BOA
People’s Republic of China (D28)	06/20/30	1.000%(Q)	9,000	(246,625)	6,607	(253,232)	BOA
Republic of Argentina (D28)	06/20/30	1.000%(Q)	2,000	511,873	1,468	510,405	BOA
Republic of Chile (D28)	06/20/30	1.000%(Q)	6,000	(125,984)	4,405	(130,389)	BOA
Republic of Colombia (D28)	06/20/30	1.000%(Q)	7,000	301,466	5,139	296,327	BOA
Republic of Indonesia (D28)	06/20/30	1.000%(Q)	8,000	(107,550)	5,873	(113,423)	BOA
Republic of Ivory Coast (D28)	06/20/30	1.000%(Q)	2,000	210,812	1,468	209,344	BOA
Republic of Panama (D28)	06/20/30	1.000%(Q)	2,000	62,928	1,468	61,460	BOA
Republic of Peru (D28)	06/20/30	1.000%(Q)	3,000	(34,548)	2,202	(36,750)	BOA
Republic of Philippines (D28)	06/20/30	1.000%(Q)	3,000	(57,771)	2,202	(59,973)	BOA
Republic of South Africa (D28)	06/20/30	1.000%(Q)	9,000	327,096	6,607	320,489	BOA
Republic of Turkey (D28)	06/20/30	1.000%(Q)	9,000	665,034	6,607	658,427	BOA
Sultanate of Oman (D28)	06/20/30	1.000%(Q)	2,000	(22,332)	1,468	(23,800)	BOA
United Mexican States (D28)	06/20/30	1.000%(Q)	9,000	24,815	6,607	18,208	BOA
				$37,927,074	$596,732	$37,330,342

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Emirate of Abu Dhabi (D01)	12/20/25	1.000%(Q)	1,940	0.095%	$9,081	$(35)	$9,116	MSI
Federation of Malaysia (D01)	12/20/25	1.000%(Q)	2,910	0.121%	13,329	(53)	13,382	MSI
Federative Republic of Brazil (D01)	12/20/25	1.000%(Q)	11,640	0.411%	40,188	(211)	40,399	MSI
Kingdom of Saudi Arabia (D01)	12/20/25	1.000%(Q)	1,940	0.199%	8,299	(35)	8,334	MSI
People’s Republic of China (D01)	12/20/25	1.000%(Q)	11,640	0.193%	50,073	(211)	50,284	MSI
Republic of Argentina (D01)	12/20/25	1.000%(Q)	4,850	7.407%	(112,776)	(88)	(112,688)	MSI
Republic of Chile (D01)	12/20/25	1.000%(Q)	1,940	0.164%	8,560	(35)	8,595	MSI
Republic of Colombia (D01)	12/20/25	1.000%(Q)	4,850	0.604%	13,103	(88)	13,191	MSI
Republic of Indonesia (D01)	12/20/25	1.000%(Q)	7,760	0.229%	32,275	(141)	32,416	MSI
Republic of Panama (D01)	12/20/25	1.000%(Q)	1,940	0.670%	4,743	(35)	4,778	MSI
Republic of Peru (D01)	12/20/25	1.000%(Q)	1,940	0.240%	7,986	(35)	8,021	MSI
Republic of Philippines (D01)	12/20/25	1.000%(Q)	1,940	0.179%	8,448	(35)	8,483	MSI
Republic of South Africa (D01)	12/20/25	1.000%(Q)	8,730	0.339%	32,594	(158)	32,752	MSI
Republic of Turkey (D01)	12/20/25	1.000%(Q)	11,640	0.801%	22,571	(211)	22,782	MSI
State of Qatar (D01)	12/20/25	1.000%(Q)	1,940	0.085%	9,159	(44)	9,203	MSI
United Mexican States (D01)	12/20/25	1.000%(Q)	11,640	0.340%	43,394	(211)	43,605	MSI
Emirate of Abu Dhabi (D02)	12/20/25	1.000%(Q)	2,000	0.095%	9,362	(115)	9,477	CITI
Federation of Malaysia (D02)	12/20/25	1.000%(Q)	3,000	0.121%	13,741	(172)	13,913	CITI
Federative Republic of Brazil (D02)	12/20/25	1.000%(Q)	12,000	0.411%	41,430	(688)	42,118	CITI
Kingdom of Saudi Arabia (D02)	12/20/25	1.000%(Q)	2,000	0.199%	8,555	(115)	8,670	CITI
People’s Republic of China (D02)	12/20/25	1.000%(Q)	12,000	0.193%	51,621	(688)	52,309	CITI
Republic of Argentina (D02)	12/20/25	1.000%(Q)	5,000	7.407%	(116,264)	(286)	(115,978)	CITI
Republic of Chile (D02)	12/20/25	1.000%(Q)	2,000	0.164%	8,824	(115)	8,939	CITI
Republic of Colombia (D02)	12/20/25	1.000%(Q)	5,000	0.604%	13,509	(286)	13,795	CITI
Republic of Indonesia (D02)	12/20/25	1.000%(Q)	8,000	0.229%	33,274	(458)	33,732	CITI
Republic of Panama (D02)	12/20/25	1.000%(Q)	2,000	0.670%	4,889	(115)	5,004	CITI
Republic of Peru (D02)	12/20/25	1.000%(Q)	2,000	0.240%	8,233	(115)	8,348	CITI
Republic of Philippines (D02)	12/20/25	1.000%(Q)	2,000	0.179%	8,709	(115)	8,824	CITI
Republic of South Africa (D02)	12/20/25	1.000%(Q)	9,000	0.339%	33,601	(516)	34,117	CITI
Republic of Turkey (D02)	12/20/25	1.000%(Q)	12,000	0.801%	23,269	(688)	23,957	CITI
State of Qatar (D02)	12/20/25	1.000%(Q)	2,000	0.085%	9,442	(115)	9,557	CITI
United Mexican States (D02)	12/20/25	1.000%(Q)	12,000	0.340%	44,735	(688)	45,423	CITI
Emirate of Abu Dhabi (D03)	12/20/25	1.000%(Q)	4,000	0.095%	18,724	(229)	18,953	MSI
Federation of Malaysia (D03)	12/20/25	1.000%(Q)	6,000	0.121%	27,483	(344)	27,827	MSI
Federative Republic of Brazil (D03)	12/20/25	1.000%(Q)	24,000	0.411%	82,860	(1,375)	84,235	MSI
Kingdom of Saudi Arabia (D03)	12/20/25	1.000%(Q)	4,000	0.199%	17,111	(229)	17,340	MSI
People’s Republic of China (D03)	12/20/25	1.000%(Q)	24,000	0.193%	103,244	(1,375)	104,619	MSI
Republic of Argentina (D03)	12/20/25	1.000%(Q)	10,000	7.407%	(232,529)	(573)	(231,956)	MSI
Republic of Chile (D03)	12/20/25	1.000%(Q)	4,000	0.164%	17,649	(229)	17,878	MSI
Republic of Colombia (D03)	12/20/25	1.000%(Q)	10,000	0.604%	27,017	(573)	27,590	MSI
Republic of Indonesia (D03)	12/20/25	1.000%(Q)	16,000	0.229%	66,547	(917)	67,464	MSI
Republic of Panama (D03)	12/20/25	1.000%(Q)	4,000	0.670%	9,779	(229)	10,008	MSI
Republic of Peru (D03)	12/20/25	1.000%(Q)	4,000	0.240%	16,466	(229)	16,695	MSI
Republic of Philippines (D03)	12/20/25	1.000%(Q)	4,000	0.179%	17,418	(229)	17,647	MSI
Republic of South Africa (D03)	12/20/25	1.000%(Q)	18,000	0.339%	67,203	(1,031)	68,234	MSI
Republic of Turkey (D03)	12/20/25	1.000%(Q)	24,000	0.801%	46,538	(1,375)	47,913	MSI
State of Qatar (D03)	12/20/25	1.000%(Q)	4,000	0.085%	18,885	(248)	19,133	MSI
United Mexican States (D03)	12/20/25	1.000%(Q)	24,000	0.340%	89,472	(1,375)	90,847	MSI
Emirate of Abu Dhabi (D04)	12/20/25	1.000%(Q)	4,000	0.095%	18,724	(229)	18,953	MSI
Federation of Malaysia (D04)	12/20/25	1.000%(Q)	6,000	0.121%	27,483	(344)	27,827	MSI
Federative Republic of Brazil (D04)	12/20/25	1.000%(Q)	24,000	0.411%	82,860	(1,375)	84,235	MSI
Kingdom of Saudi Arabia (D04)	12/20/25	1.000%(Q)	4,000	0.199%	17,111	(229)	17,340	MSI
People’s Republic of China (D04)	12/20/25	1.000%(Q)	24,000	0.193%	103,244	(1,375)	104,619	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D04)	12/20/25	1.000%(Q)	10,000	7.407%	$(232,529)	$(573)	$(231,956)	MSI
Republic of Chile (D04)	12/20/25	1.000%(Q)	4,000	0.164%	17,649	(229)	17,878	MSI
Republic of Colombia (D04)	12/20/25	1.000%(Q)	10,000	0.604%	27,017	(573)	27,590	MSI
Republic of Indonesia (D04)	12/20/25	1.000%(Q)	16,000	0.229%	66,547	(917)	67,464	MSI
Republic of Panama (D04)	12/20/25	1.000%(Q)	4,000	0.670%	9,779	(229)	10,008	MSI
Republic of Peru (D04)	12/20/25	1.000%(Q)	4,000	0.240%	16,466	(229)	16,695	MSI
Republic of Philippines (D04)	12/20/25	1.000%(Q)	4,000	0.179%	17,418	(229)	17,647	MSI
Republic of South Africa (D04)	12/20/25	1.000%(Q)	18,000	0.339%	67,203	(1,031)	68,234	MSI
Republic of Turkey (D04)	12/20/25	1.000%(Q)	24,000	0.801%	46,538	(1,375)	47,913	MSI
State of Qatar (D04)	12/20/25	1.000%(Q)	4,000	0.085%	18,885	(248)	19,133	MSI
United Mexican States (D04)	12/20/25	1.000%(Q)	24,000	0.340%	89,472	(1,375)	90,847	MSI
Emirate of Abu Dhabi (D08)	12/20/26	1.000%(Q)	500	0.119%	6,580	(284)	6,864	BOA
Federation of Malaysia (D08)	12/20/26	1.000%(Q)	1,000	0.169%	12,472	(569)	13,041	BOA
Federative Republic of Brazil (D08)	12/20/26	1.000%(Q)	3,000	0.617%	19,056	(1,706)	20,762	BOA
Kingdom of Saudi Arabia (D08)	12/20/26	1.000%(Q)	500	0.312%	5,256	(284)	5,540	BOA
People’s Republic of China (D08)	12/20/26	1.000%(Q)	3,000	0.237%	34,589	(1,706)	36,295	BOA
Republic of Argentina (D08)	12/20/26	1.000%(Q)	500	7.767%	(42,430)	(284)	(42,146)	BOA
Republic of Chile (D08)	12/20/26	1.000%(Q)	500	0.240%	5,750	(284)	6,034	BOA
Republic of Colombia (D08)	12/20/26	1.000%(Q)	1,250	0.931%	2,616	(711)	3,327	BOA
Republic of Indonesia (D08)	12/20/26	1.000%(Q)	2,250	0.328%	23,145	(1,279)	24,424	BOA
Republic of Panama (D08)	12/20/26	1.000%(Q)	500	0.938%	1,001	(284)	1,285	BOA
Republic of Peru (D08)	12/20/26	1.000%(Q)	500	0.338%	5,076	(284)	5,360	BOA
Republic of Philippines (D08)	12/20/26	1.000%(Q)	500	0.255%	5,643	(284)	5,927	BOA
Republic of South Africa (D08)	12/20/26	1.000%(Q)	2,750	0.744%	12,761	(1,564)	14,325	BOA
Republic of Turkey (D08)	12/20/26	1.000%(Q)	3,000	1.567%	(19,389)	(1,706)	(17,683)	BOA
State of Qatar (D08)	12/20/26	1.000%(Q)	500	0.107%	6,662	(284)	6,946	BOA
United Mexican States (D08)	12/20/26	1.000%(Q)	2,750	0.529%	20,770	(1,564)	22,334	BOA
Emirate of Abu Dhabi (D09)	12/20/26	1.000%(Q)	4,000	0.119%	52,638	(2,576)	55,214	CITI
Federation of Malaysia (D09)	12/20/26	1.000%(Q)	8,000	0.169%	99,781	(5,152)	104,933	CITI
Federative Republic of Brazil (D09)	12/20/26	1.000%(Q)	24,000	0.617%	152,453	(15,456)	167,909	CITI
Kingdom of Saudi Arabia (D09)	12/20/26	1.000%(Q)	4,000	0.312%	42,044	(2,576)	44,620	CITI
People’s Republic of China (D09)	12/20/26	1.000%(Q)	24,000	0.237%	276,711	(15,456)	292,167	CITI
Republic of Argentina (D09)	12/20/26	1.000%(Q)	4,000	7.767%	(339,444)	(2,576)	(336,868)	CITI
Republic of Chile (D09)	12/20/26	1.000%(Q)	4,000	0.240%	45,999	(2,576)	48,575	CITI
Republic of Colombia (D09)	12/20/26	1.000%(Q)	10,000	0.931%	20,927	(6,440)	27,367	CITI
Republic of Indonesia (D09)	12/20/26	1.000%(Q)	18,000	0.328%	185,156	(11,592)	196,748	CITI
Republic of Panama (D09)	12/20/26	1.000%(Q)	4,000	0.938%	8,004	(2,576)	10,580	CITI
Republic of Peru (D09)	12/20/26	1.000%(Q)	4,000	0.338%	40,607	(2,576)	43,183	CITI
Republic of Philippines (D09)	12/20/26	1.000%(Q)	4,000	0.255%	45,138	(2,576)	47,714	CITI
Republic of South Africa (D09)	12/20/26	1.000%(Q)	22,000	0.744%	102,092	(14,168)	116,260	CITI
Republic of Turkey (D09)	12/20/26	1.000%(Q)	24,000	1.567%	(155,113)	(15,456)	(139,657)	CITI
State of Qatar (D09)	12/20/26	1.000%(Q)	4,000	0.107%	53,292	(2,576)	55,868	CITI
United Mexican States (D09)	12/20/26	1.000%(Q)	22,000	0.529%	166,159	(14,168)	180,327	CITI
Emirate of Abu Dhabi (D10)	12/20/26	1.000%(Q)	2,000	0.119%	26,319	(1,288)	27,607	MSI
Federation of Malaysia (D10)	12/20/26	1.000%(Q)	4,000	0.169%	49,891	(2,576)	52,467	MSI
Federative Republic of Brazil (D10)	12/20/26	1.000%(Q)	12,000	0.617%	76,226	(7,728)	83,954	MSI
Kingdom of Saudi Arabia (D10)	12/20/26	1.000%(Q)	2,000	0.312%	21,022	(1,288)	22,310	MSI
People’s Republic of China (D10)	12/20/26	1.000%(Q)	12,000	0.237%	138,356	(7,728)	146,084	MSI
Republic of Argentina (D10)	12/20/26	1.000%(Q)	2,000	7.767%	(169,722)	(1,288)	(168,434)	MSI
Republic of Chile (D10)	12/20/26	1.000%(Q)	2,000	0.240%	23,000	(1,288)	24,288	MSI
Republic of Colombia (D10)	12/20/26	1.000%(Q)	5,000	0.931%	10,463	(3,220)	13,683	MSI
Republic of Indonesia (D10)	12/20/26	1.000%(Q)	9,000	0.328%	92,578	(5,796)	98,374	MSI
Republic of Panama (D10)	12/20/26	1.000%(Q)	2,000	0.938%	4,002	(1,288)	5,290	MSI
Republic of Peru (D10)	12/20/26	1.000%(Q)	2,000	0.338%	20,304	(1,288)	21,592	MSI
Republic of Philippines (D10)	12/20/26	1.000%(Q)	2,000	0.255%	22,569	(1,288)	23,857	MSI

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D10)	12/20/26	1.000%(Q)	11,000	0.744%	$51,046	$(7,084)	$58,130	MSI
Republic of Turkey (D10)	12/20/26	1.000%(Q)	12,000	1.567%	(77,556)	(7,728)	(69,828)	MSI
State of Qatar (D10)	12/20/26	1.000%(Q)	2,000	0.107%	26,646	(1,288)	27,934	MSI
United Mexican States (D10)	12/20/26	1.000%(Q)	11,000	0.529%	83,080	(7,084)	90,164	MSI
Emirate of Abu Dhabi (D11)	12/20/26	1.000%(Q)	10,000	0.119%	131,595	(6,440)	138,035	BARC
Federation of Malaysia (D11)	12/20/26	1.000%(Q)	20,000	0.169%	249,454	(12,880)	262,334	BARC
Federative Republic of Brazil (D11)	12/20/26	1.000%(Q)	60,000	0.617%	381,131	(38,641)	419,772	BARC
Kingdom of Saudi Arabia (D11)	12/20/26	1.000%(Q)	10,000	0.312%	105,109	(6,440)	111,549	BARC
People’s Republic of China (D11)	12/20/26	1.000%(Q)	60,000	0.237%	691,777	(38,641)	730,418	BARC
Republic of Argentina (D11)	12/20/26	1.000%(Q)	10,000	7.767%	(848,610)	(6,440)	(842,170)	BARC
Republic of Chile (D11)	12/20/26	1.000%(Q)	10,000	0.240%	114,999	(6,440)	121,439	BARC
Republic of Colombia (D11)	12/20/26	1.000%(Q)	25,000	0.931%	52,317	(16,100)	68,417	BARC
Republic of Indonesia (D11)	12/20/26	1.000%(Q)	45,000	0.328%	462,888	(28,981)	491,869	BARC
Republic of Panama (D11)	12/20/26	1.000%(Q)	10,000	0.938%	20,010	(6,440)	26,450	BARC
Republic of Peru (D11)	12/20/26	1.000%(Q)	10,000	0.338%	101,518	(6,440)	107,958	BARC
Republic of Philippines (D11)	12/20/26	1.000%(Q)	10,000	0.255%	112,845	(6,440)	119,285	BARC
Republic of South Africa (D11)	12/20/26	1.000%(Q)	55,000	0.744%	255,229	(35,421)	290,650	BARC
Republic of Turkey (D11)	12/20/26	1.000%(Q)	60,000	1.567%	(387,783)	(38,641)	(349,142)	BARC
State of Qatar (D11)	12/20/26	1.000%(Q)	10,000	0.107%	133,231	(6,440)	139,671	BARC
United Mexican States (D11)	12/20/26	1.000%(Q)	55,000	0.529%	415,397	(35,421)	450,818	BARC
Emirate of Abu Dhabi (D12)	12/20/26	1.000%(Q)	2,000	0.119%	26,319	(1,440)	27,759	MSI
Federation of Malaysia (D12)	12/20/26	1.000%(Q)	4,000	0.169%	49,890	(2,881)	52,771	MSI
Federative Republic of Brazil (D12)	12/20/26	1.000%(Q)	12,000	0.617%	76,226	(8,642)	84,868	MSI
Kingdom of Saudi Arabia (D12)	12/20/26	1.000%(Q)	2,000	0.312%	21,022	(1,440)	22,462	MSI
People’s Republic of China (D12)	12/20/26	1.000%(Q)	12,000	0.237%	138,356	(8,642)	146,998	MSI
Republic of Argentina (D12)	12/20/26	1.000%(Q)	2,000	7.767%	(169,722)	(1,440)	(168,282)	MSI
Republic of Chile (D12)	12/20/26	1.000%(Q)	2,000	0.240%	23,000	(1,440)	24,440	MSI
Republic of Colombia (D12)	12/20/26	1.000%(Q)	5,000	0.931%	10,463	(3,601)	14,064	MSI
Republic of Indonesia (D12)	12/20/26	1.000%(Q)	9,000	0.328%	92,577	(6,482)	99,059	MSI
Republic of Panama (D12)	12/20/26	1.000%(Q)	2,000	0.938%	4,002	(1,440)	5,442	MSI
Republic of Peru (D12)	12/20/26	1.000%(Q)	2,000	0.338%	20,304	(1,440)	21,744	MSI
Republic of Philippines (D12)	12/20/26	1.000%(Q)	2,000	0.255%	22,569	(1,440)	24,009	MSI
Republic of South Africa (D12)	12/20/26	1.000%(Q)	11,000	0.744%	51,046	(7,922)	58,968	MSI
Republic of Turkey (D12)	12/20/26	1.000%(Q)	12,000	1.567%	(77,556)	(8,642)	(68,914)	MSI
State of Qatar (D12)	12/20/26	1.000%(Q)	2,000	0.107%	26,647	(1,440)	28,087	MSI
United Mexican States (D12)	12/20/26	1.000%(Q)	11,000	0.529%	83,079	(7,922)	91,001	MSI
Emirate of Abu Dhabi (D13)	12/20/26	1.000%(Q)	2,000	0.119%	26,319	(262)	26,581	MSI
Federation of Malaysia (D13)	12/20/26	1.000%(Q)	4,000	0.169%	49,891	(523)	50,414	MSI
Federative Republic of Brazil (D13)	12/20/26	1.000%(Q)	12,000	0.617%	76,226	(1,570)	77,796	MSI
Kingdom of Saudi Arabia (D13)	12/20/26	1.000%(Q)	2,000	0.312%	21,022	(262)	21,284	MSI
People’s Republic of China (D13)	12/20/26	1.000%(Q)	12,000	0.237%	138,355	(1,570)	139,925	MSI
Republic of Argentina (D13)	12/20/26	1.000%(Q)	2,000	7.767%	(169,722)	(262)	(169,460)	MSI
Republic of Chile (D13)	12/20/26	1.000%(Q)	2,000	0.240%	22,999	(262)	23,261	MSI
Republic of Colombia (D13)	12/20/26	1.000%(Q)	5,000	0.931%	10,463	(654)	11,117	MSI
Republic of Indonesia (D13)	12/20/26	1.000%(Q)	9,000	0.328%	92,578	(1,177)	93,755	MSI
Republic of Panama (D13)	12/20/26	1.000%(Q)	2,000	0.938%	4,002	(262)	4,264	MSI
Republic of Peru (D13)	12/20/26	1.000%(Q)	2,000	0.338%	20,303	(262)	20,565	MSI
Republic of Philippines (D13)	12/20/26	1.000%(Q)	2,000	0.255%	22,569	(262)	22,831	MSI
Republic of South Africa (D13)	12/20/26	1.000%(Q)	11,000	0.744%	51,046	(1,439)	52,485	MSI
Republic of Turkey (D13)	12/20/26	1.000%(Q)	12,000	1.567%	(77,557)	(1,570)	(75,987)	MSI
State of Qatar (D13)	12/20/26	1.000%(Q)	2,000	0.107%	26,646	(262)	26,908	MSI
United Mexican States (D13)	12/20/26	1.000%(Q)	11,000	0.529%	83,080	(1,439)	84,519	MSI
Emirate of Abu Dhabi (D14)	12/20/26	1.000%(Q)	4,000	0.119%	52,638	(523)	53,161	MSI
Federation of Malaysia (D14)	12/20/26	1.000%(Q)	8,000	0.169%	99,781	(1,047)	100,828	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D14)	12/20/26	1.000%(Q)	24,000	0.617%	$152,452	$(3,140)	$155,592	MSI
Kingdom of Saudi Arabia (D14)	12/20/26	1.000%(Q)	4,000	0.312%	42,044	(523)	42,567	MSI
People’s Republic of China (D14)	12/20/26	1.000%(Q)	24,000	0.237%	276,711	(3,140)	279,851	MSI
Republic of Argentina (D14)	12/20/26	1.000%(Q)	4,000	7.767%	(339,444)	(523)	(338,921)	MSI
Republic of Chile (D14)	12/20/26	1.000%(Q)	4,000	0.240%	46,000	(523)	46,523	MSI
Republic of Colombia (D14)	12/20/26	1.000%(Q)	10,000	0.931%	20,927	(1,308)	22,235	MSI
Republic of Indonesia (D14)	12/20/26	1.000%(Q)	18,000	0.328%	185,155	(2,355)	187,510	MSI
Republic of Panama (D14)	12/20/26	1.000%(Q)	4,000	0.938%	8,004	(523)	8,527	MSI
Republic of Peru (D14)	12/20/26	1.000%(Q)	4,000	0.338%	40,607	(523)	41,130	MSI
Republic of Philippines (D14)	12/20/26	1.000%(Q)	4,000	0.255%	45,138	(523)	45,661	MSI
Republic of South Africa (D14)	12/20/26	1.000%(Q)	22,000	0.744%	102,092	(2,878)	104,970	MSI
Republic of Turkey (D14)	12/20/26	1.000%(Q)	24,000	1.567%	(155,113)	(3,140)	(151,973)	MSI
State of Qatar (D14)	12/20/26	1.000%(Q)	4,000	0.107%	53,293	(523)	53,816	MSI
United Mexican States (D14)	12/20/26	1.000%(Q)	22,000	0.529%	166,159	(2,878)	169,037	MSI
Emirate of Abu Dhabi (D15)	06/20/26	1.000%(Q)	1,500	0.103%	13,564	(149)	13,713	BARC
Federation of Malaysia (D15)	06/20/26	1.000%(Q)	3,000	0.129%	26,427	(298)	26,725	BARC
Federative Republic of Brazil (D15)	06/20/26	1.000%(Q)	9,000	0.512%	48,959	(894)	49,853	BARC
Kingdom of Saudi Arabia (D15)	06/20/26	1.000%(Q)	1,500	0.256%	11,535	(149)	11,684	BARC
People’s Republic of China (D15)	06/20/26	1.000%(Q)	9,000	0.211%	72,750	(894)	73,644	BARC
Republic of Argentina (D15)	06/20/26	1.000%(Q)	1,500	7.420%	(79,229)	(149)	(79,080)	BARC
Republic of Chile (D15)	06/20/26	1.000%(Q)	1,500	0.202%	12,254	(149)	12,403	BARC
Republic of Colombia (D15)	06/20/26	1.000%(Q)	3,750	0.753%	12,487	(373)	12,860	BARC
Republic of Indonesia (D15)	06/20/26	1.000%(Q)	6,750	0.253%	52,082	(671)	52,753	BARC
Republic of Panama (D15)	06/20/26	1.000%(Q)	1,500	0.808%	4,266	(149)	4,415	BARC
Republic of Peru (D15)	06/20/26	1.000%(Q)	1,500	0.298%	10,988	(149)	11,137	BARC
Republic of Philippines (D15)	06/20/26	1.000%(Q)	1,500	0.199%	12,289	(149)	12,438	BARC
Republic of South Africa (D15)	06/20/26	1.000%(Q)	7,500	0.505%	41,292	(745)	42,037	BARC
Republic of Turkey (D15)	06/20/26	1.000%(Q)	9,000	1.253%	(9,396)	(894)	(8,502)	BARC
State of Qatar (D15)	06/20/26	1.000%(Q)	1,500	0.092%	13,703	(149)	13,852	BARC
United Mexican States (D15)	06/20/26	1.000%(Q)	9,000	0.438%	54,862	(894)	55,756	BARC
Emirate of Abu Dhabi (D16)	12/20/26	1.000%(Q)	300	0.119%	3,948	(47)	3,995	BOA
Federation of Malaysia (D16)	12/20/26	1.000%(Q)	600	0.169%	7,484	(93)	7,577	BOA
Federative Republic of Brazil (D16)	12/20/26	1.000%(Q)	1,800	0.617%	11,434	(280)	11,714	BOA
Kingdom of Saudi Arabia (D16)	12/20/26	1.000%(Q)	300	0.312%	3,153	(47)	3,200	BOA
People’s Republic of China (D16)	12/20/26	1.000%(Q)	1,800	0.237%	20,753	(280)	21,033	BOA
Republic of Argentina (D16)	12/20/26	1.000%(Q)	300	7.767%	(25,459)	(47)	(25,412)	BOA
Republic of Chile (D16)	12/20/26	1.000%(Q)	300	0.240%	3,450	(47)	3,497	BOA
Republic of Colombia (D16)	12/20/26	1.000%(Q)	750	0.931%	1,569	(117)	1,686	BOA
Republic of Indonesia (D16)	12/20/26	1.000%(Q)	1,350	0.328%	13,887	(210)	14,097	BOA
Republic of Panama (D16)	12/20/26	1.000%(Q)	300	0.938%	600	(47)	647	BOA
Republic of Peru (D16)	12/20/26	1.000%(Q)	300	0.338%	3,045	(47)	3,092	BOA
Republic of Philippines (D16)	12/20/26	1.000%(Q)	300	0.255%	3,385	(47)	3,432	BOA
Republic of South Africa (D16)	12/20/26	1.000%(Q)	1,650	0.744%	7,657	(257)	7,914	BOA
Republic of Turkey (D16)	12/20/26	1.000%(Q)	1,800	1.567%	(11,633)	(280)	(11,353)	BOA
State of Qatar (D16)	12/20/26	1.000%(Q)	300	0.107%	3,997	(47)	4,044	BOA
United Mexican States (D16)	12/20/26	1.000%(Q)	1,650	0.529%	12,462	(257)	12,719	BOA
Arab Republic of Egypt (D26)	06/20/27	1.000%(Q)	1,000	3.312%	(39,610)	(946)	(38,664)	BOA
Emirate of Abu Dhabi (D26)	06/20/27	1.000%(Q)	1,000	0.126%	17,183	(946)	18,129	BOA
Federation of Malaysia (D26)	06/20/27	1.000%(Q)	1,500	0.187%	24,075	(1,419)	25,494	BOA
Federative Republic of Brazil (D26)	06/20/27	1.000%(Q)	6,000	0.667%	43,444	(5,678)	49,122	BOA
Kingdom of Saudi Arabia (D26)	06/20/27	1.000%(Q)	1,000	0.338%	13,263	(946)	14,209	BOA
People’s Republic of China (D26)	06/20/27	1.000%(Q)	6,000	0.249%	89,358	(5,678)	95,036	BOA
Republic of Argentina (D26)	06/20/27	1.000%(Q)	1,000	7.928%	(114,464)	(946)	(113,518)	BOA
Republic of Chile (D26)	06/20/27	1.000%(Q)	1,500	0.258%	22,128	(1,419)	23,547	BOA

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D26)	06/20/27	1.000%(Q)	3,000	1.015%	$2,682	$(2,839)	$5,521	BOA
Republic of Indonesia (D26)	06/20/27	1.000%(Q)	4,500	0.363%	57,563	(4,258)	61,821	BOA
Republic of Panama (D26)	06/20/27	1.000%(Q)	1,000	0.999%	1,185	(946)	2,131	BOA
Republic of Peru (D26)	06/20/27	1.000%(Q)	1,500	0.358%	19,364	(1,419)	20,783	BOA
Republic of Philippines (D26)	06/20/27	1.000%(Q)	1,000	0.282%	14,300	(946)	15,246	BOA
Republic of South Africa (D26)	06/20/27	1.000%(Q)	6,000	0.855%	22,814	(5,678)	28,492	BOA
Republic of Turkey (D26)	06/20/27	1.000%(Q)	6,000	1.713%	(70,118)	(5,678)	(64,440)	BOA
State of Qatar (D26)	06/20/27	1.000%(Q)	1,000	0.113%	17,416	(946)	18,362	BOA
United Mexican States (D26)	06/20/27	1.000%(Q)	6,000	0.572%	53,831	(5,678)	59,509	BOA
Air France-KLM (D29)	12/20/25	0.500%(Q)	13,187	0.343%	15,707	(327)	16,034	CITI
Altice Finco SA (D29)	12/20/25	0.500%(Q)	13,187	16.999%	(791,537)	(327)	(791,210)	CITI
Altice France SA (D29)	12/20/25	0.500%(Q)	13,187	*	(1,524,644)	(327)	(1,524,317)	CITI
Anglo American PLC (D29)	12/20/25	0.500%(Q)	13,187	0.171%	24,514	(327)	24,841	CITI
ArcelorMittal SA (D29)	12/20/25	0.500%(Q)	13,187	0.225%	21,795	(327)	22,122	CITI
Ardagh Packaging Finance PLC (D29)	12/20/25	0.500%(Q)	13,187	92.015%	(2,149,448)	(327)	(2,149,121)	CITI
AT&T, Inc. (D29)	12/20/25	0.500%(Q)	13,187	0.225%	21,786	(327)	22,113	CITI
Avient Corp. (D29)	12/20/25	0.500%(Q)	13,187	0.304%	17,713	(327)	18,040	CITI
Avis Budget Group, Inc. (D29)	12/20/25	0.500%(Q)	13,187	0.734%	(4,283)	(327)	(3,956)	CITI
Ball Corp. (D29)	12/20/25	0.500%(Q)	13,187	0.213%	22,370	(327)	22,697	CITI
Bank of America Corp. (D29)	12/20/25	0.500%(Q)	13,187	0.225%	21,755	(327)	22,082	CITI
Barclays Bank PLC (D29)	12/20/25	0.500%(Q)	13,187	0.218%	22,113	(327)	22,440	CITI
Beazer Homes USA, Inc. (D29)	12/20/25	0.500%(Q)	13,187	0.450%	10,231	(327)	10,558	CITI
BNP Paribas SA (D29)	12/20/25	0.500%(Q)	13,187	0.208%	22,623	(327)	22,950	CITI
British American Tobacco PLC (D29)	12/20/25	0.500%(Q)	13,187	0.101%	28,137	(327)	28,464	CITI
CCO Holdings LLC (D29)	12/20/25	0.500%(Q)	13,187	0.415%	12,043	(327)	12,370	CITI
Ceconomy AG (D29)	12/20/25	0.500%(Q)	13,187	0.364%	14,629	(327)	14,956	CITI
Cellnex Telecom SA (D29)	12/20/25	0.500%(Q)	13,187	0.140%	26,127	(327)	26,454	CITI
Clariant AG (D29)	12/20/25	0.500%(Q)	13,187	0.254%	20,296	(327)	20,623	CITI
Commerzbank AG (D29)^	12/20/25	0.500%(Q)	13,187	*	25,442	(327)	25,769	CITI
Constellium SE (D29)	12/20/25	0.500%(Q)	13,187	0.818%	(8,586)	(327)	(8,259)	CITI
Continental AG (D29)	12/20/25	0.500%(Q)	13,187	0.140%	26,118	(327)	26,445	CITI
DaVita, Inc. (D29)	12/20/25	0.500%(Q)	13,187	0.250%	20,491	(327)	20,818	CITI
Dell, Inc. (D29)	12/20/25	0.500%(Q)	13,187	0.100%	28,196	(327)	28,523	CITI
Deutsche Lufthansa AG (D29)	12/20/25	0.500%(Q)	13,187	0.295%	18,167	(327)	18,494	CITI
Devon Energy Corp. (D29)	12/20/25	0.500%(Q)	13,187	0.245%	20,722	(327)	21,049	CITI
eG Global Finance PLC (D29)	12/20/25	0.500%(Q)	13,187	0.474%	9,030	(327)	9,357	CITI
Elis SA (D29)	12/20/25	0.500%(Q)	13,187	0.169%	24,629	(327)	24,956	CITI
Elo SA (D29)	12/20/25	0.500%(Q)	13,187	0.486%	8,414	(327)	8,741	CITI
Expedia Group, Inc. (D29)	12/20/25	0.500%(Q)	13,187	0.098%	28,281	(327)	28,608	CITI
Ford Motor Co. (D29)	12/20/25	0.500%(Q)	13,187	0.620%	1,529	(327)	1,856	CITI
Ford Motor Co. (D29)	12/20/25	0.500%(Q)	13,187	0.492%	8,086	(327)	8,413	CITI
Forvia SE (D29)	12/20/25	0.500%(Q)	13,187	0.445%	10,489	(327)	10,816	CITI
General Electric Co. (D29)	12/20/25	0.500%(Q)	13,187	0.059%	30,262	(327)	30,589	CITI
General Motors Co. (D29)	12/20/25	0.500%(Q)	13,187	0.264%	19,766	(327)	20,093	CITI
Genworth Holdings, Inc. (D29)	12/20/25	0.500%(Q)	13,187	0.269%	19,519	(327)	19,846	CITI
Glencore International AG (D29)	12/20/25	0.500%(Q)	13,187	0.230%	21,540	(327)	21,867	CITI
Goldman Sachs Group, Inc. (The) (D29)	12/20/25	0.500%(Q)	13,187	0.251%	20,435	(327)	20,762	CITI
Goodyear Tire & Rubber Co. (The) (D29)	12/20/25	0.500%(Q)	13,187	0.403%	12,666	(327)	12,993	CITI
Grifols SA (D29)	12/20/25	0.500%(Q)	13,187	0.915%	(13,500)	(327)	(13,173)	CITI
HCA, Inc. (D29)	12/20/25	0.500%(Q)	13,187	0.130%	26,665	(327)	26,992	CITI
HeidelbergCement AG (D29)	12/20/25	0.500%(Q)	13,187	0.129%	26,691	(327)	27,018	CITI
HP, Inc. (D29)	12/20/25	0.500%(Q)	13,187	0.108%	27,779	(327)	28,106	CITI
Iceland Bondco PLC (D29)	12/20/25	0.500%(Q)	13,187	1.333%	(34,839)	(327)	(34,512)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Jaguar Land Rover Automotive PLC (D29)	12/20/25	0.500%(Q)	13,187	0.428%	$11,367	$(327)	$11,694	CITI
JPMorgan Chase & Co. (D29)	12/20/25	0.500%(Q)	13,187	0.179%	24,123	(327)	24,450	CITI
KB Home (D29)	12/20/25	0.500%(Q)	13,187	0.301%	17,879	(327)	18,206	CITI
Kraft Heinz Foods Co. (D29)	12/20/25	0.500%(Q)	13,187	0.142%	26,048	(327)	26,375	CITI
Loxam SAS (D29)	12/20/25	0.500%(Q)	13,187	0.725%	(3,808)	(327)	(3,481)	CITI
Macy’s, Inc. (D29)	12/20/25	0.500%(Q)	13,187	0.655%	(255)	(327)	72	CITI
Marks & Spencer Group PLC (D29)	12/20/25	0.500%(Q)	13,187	0.182%	23,960	(327)	24,287	CITI
Marriott International, Inc. (D29)	12/20/25	0.500%(Q)	13,187	0.108%	27,783	(327)	28,110	CITI
MGIC Investment Corp. (D29)	12/20/25	0.500%(Q)	13,187	0.137%	26,308	(327)	26,635	CITI
Morgan Stanley (D29)	12/20/25	0.500%(Q)	13,187	0.229%	21,579	(327)	21,906	CITI
Naturgy Energy Group SA (D29)	12/20/25	0.500%(Q)	13,187	0.148%	25,732	(327)	26,059	CITI
NatWest Group PLC (D29)	12/20/25	0.500%(Q)	13,187	0.255%	20,240	(327)	20,567	CITI
Nokia OYJ (D29)	12/20/25	0.500%(Q)	13,187	0.154%	25,408	(327)	25,735	CITI
Novafives SAS (D29)	12/20/25	0.500%(Q)	13,187	0.297%	18,082	(327)	18,409	CITI
Olin Corp. (D29)	12/20/25	0.500%(Q)	13,187	0.385%	13,584	(327)	13,911	CITI
Optics Bidco SpA (D29)	12/20/25	0.500%(Q)	6,593	0.546%	2,657	(1,242)	3,899	CITI
Paramount Global (D29)	12/20/25	0.500%(Q)	13,187	0.143%	25,972	(327)	26,299	CITI
Radian Group, Inc. (D29)	12/20/25	0.500%(Q)	13,187	0.171%	24,537	(327)	24,864	CITI
Renault SA (D29)	12/20/25	0.500%(Q)	13,187	0.250%	20,510	(327)	20,837	CITI
Rolls-Royce Holdings PLC (D29)	12/20/25	0.500%(Q)	13,187	0.089%	28,749	(327)	29,076	CITI
Schaeffler AG (D29)	12/20/25	0.500%(Q)	13,187	0.391%	13,261	(327)	13,588	CITI
Sealed Air Corp. (D29)	12/20/25	0.500%(Q)	13,187	0.202%	22,939	(327)	23,266	CITI
Societe Generale SA (D29)	12/20/25	0.500%(Q)	13,187	0.257%	20,116	(327)	20,443	CITI
Sprint Communications LLC (D29)	12/20/25	0.500%(Q)	13,187	0.218%	22,104	(327)	22,431	CITI
Stellantis NV (D29)	12/20/25	0.500%(Q)	13,187	0.333%	16,241	(327)	16,568	CITI
Stena AB (D29)	12/20/25	0.500%(Q)	13,187	0.602%	2,472	(327)	2,799	CITI
Stonegate Pub Co. Financing PLC (D29)	12/20/25	0.500%(Q)	13,187	0.563%	4,451	(327)	4,778	CITI
Sunrise HoldCo IV BV (D29)	12/20/25	0.500%(Q)	13,187	0.325%	16,639	(327)	16,966	CITI
Telecom Italia SpA (D29)	12/20/25	0.500%(Q)	6,593	0.317%	8,535	(163)	8,698	CITI
Telefonaktiebolaget LM Ericsson (D29)	12/20/25	0.500%(Q)	13,187	0.154%	25,415	(327)	25,742	CITI
Tenet Healthcare Corp. (D29)	12/20/25	0.500%(Q)	13,187	0.263%	19,822	(327)	20,149	CITI
Tesla, Inc. (D29)	12/20/25	0.500%(Q)	13,187	0.237%	21,160	(327)	21,487	CITI
Teva Pharmaceutical Industries Ltd. (D29)	12/20/25	0.500%(Q)	13,187	0.209%	22,568	(327)	22,895	CITI
thyssenkrupp AG (D29)	12/20/25	0.500%(Q)	13,187	0.161%	25,054	(327)	25,381	CITI
T-Mobile USA, Inc. (D29)	12/20/25	0.500%(Q)	13,187	0.154%	25,391	(327)	25,718	CITI
TUI AG (D29)	12/20/25	0.500%(Q)	13,187	0.190%	23,573	(327)	23,900	CITI
Unibail-Rodamco-Westfield SE (D29)	12/20/25	0.500%(Q)	13,187	0.164%	24,920	(327)	25,247	CITI
UniCredit SpA (D29)	12/20/25	0.500%(Q)	13,187	0.248%	20,591	(327)	20,918	CITI
United Group BV (D29)	12/20/25	0.500%(Q)	13,187	0.887%	(12,095)	(327)	(11,768)	CITI
Valeo SE (D29)	12/20/25	0.500%(Q)	13,187	0.619%	1,595	(327)	1,922	CITI
Verizon Communications, Inc. (D29)	12/20/25	0.500%(Q)	13,187	0.192%	23,473	(327)	23,800	CITI
Virgin Media Finance PLC (D29)	12/20/25	0.500%(Q)	13,187	0.894%	(12,442)	(327)	(12,115)	CITI
Volkswagen AG (D29)	12/20/25	0.500%(Q)	13,187	0.280%	18,973	(327)	19,300	CITI
Walt Disney Co. (The) (D29)	12/20/25	0.500%(Q)	13,187	0.103%	28,006	(327)	28,333	CITI
Wells Fargo & Co. (D29)	12/20/25	0.500%(Q)	13,187	0.201%	23,003	(327)	23,330	CITI
Yum! Brands, Inc. (D29)	12/20/25	0.500%(Q)	13,187	0.171%	24,539	(327)	24,866	CITI
Ziggo Bond Co. BV (D29)	12/20/25	0.500%(Q)	13,187	1.029%	(19,347)	(327)	(19,020)	CITI
ADLER Real Estate GmbH (D30)	06/20/27	0.500%(Q)	5,682	2.385%	(185,245)	(754)	(184,491)	CITI
ADT Security Corp. (D30)	06/20/27	0.500%(Q)	5,682	0.441%	9,384	(754)	10,138	CITI
Air France-KLM (D30)	06/20/27	0.500%(Q)	5,682	0.692%	(16,545)	(754)	(15,791)	CITI
Allwyn Entertainment Financing UK PLC (D30)	06/20/27	0.500%(Q)	5,682	1.026%	(50,770)	(754)	(50,016)	CITI

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ally Financial, Inc. (D30)	06/20/27	0.500%(Q)	5,682	0.666%	$(13,839)	$(754)	$(13,085)	CITI
American Airlines Group, Inc. (D30)	06/20/27	0.500%(Q)	5,682	3.910%	(335,585)	(754)	(334,831)	CITI
American Axle & Manufacturing, Inc. (D30)	06/20/27	0.500%(Q)	5,682	2.487%	(197,211)	(754)	(196,457)	CITI
ArcelorMittal SA (D30)	06/20/27	0.500%(Q)	5,682	0.459%	7,565	(754)	8,319	CITI
Avis Budget Group, Inc. (D30)	06/20/27	0.500%(Q)	5,682	1.800%	(129,189)	(754)	(128,435)	CITI
Barclays Bank PLC (D30)	06/20/27	0.500%(Q)	5,682	0.552%	(2,038)	(754)	(1,284)	CITI
Bath & Body Works, Inc. (D30)	06/20/27	0.500%(Q)	5,682	0.457%	7,744	(754)	8,498	CITI
Bellis Acquisition Co. PLC (D30)	06/20/27	0.500%(Q)	5,682	3.575%	(303,758)	(754)	(303,004)	CITI
BNP Paribas SA (D30)	06/20/27	0.500%(Q)	5,682	0.400%	13,697	(754)	14,451	CITI
Bombardier, Inc. (D30)	06/20/27	0.500%(Q)	5,682	0.588%	(5,771)	(754)	(5,017)	CITI
Boyd Gaming Corp. (D30)	06/20/27	0.500%(Q)	5,682	0.517%	1,576	(754)	2,330	CITI
Carnival Corp. (D30)	06/20/27	0.500%(Q)	5,682	0.554%	(2,292)	(754)	(1,538)	CITI
CCO Holdings LLC (D30)	06/20/27	0.500%(Q)	5,682	0.760%	(23,561)	(754)	(22,807)	CITI
Cleveland-Cliffs, Inc. (D30)	06/20/27	0.500%(Q)	5,682	1.337%	(82,414)	(754)	(81,660)	CITI
Cloud Software Group, Inc. (D30)	06/20/27	0.500%(Q)	5,682	1.037%	(51,979)	(754)	(51,225)	CITI
CMA CGM SA (D30)	06/20/27	0.500%(Q)	5,682	0.856%	(33,367)	(754)	(32,613)	CITI
Commerzbank AG (D30)	06/20/27	0.500%(Q)	5,682	0.435%	10,092	(754)	10,846	CITI
Constellium SE (D30)	06/20/27	0.500%(Q)	5,682	1.113%	(59,629)	(754)	(58,875)	CITI
CPI Property Group SA (D30)	06/20/27	0.500%(Q)	5,682	1.366%	(85,416)	(754)	(84,662)	CITI
Deutsche Bank AG (D30)	06/20/27	0.500%(Q)	5,682	0.536%	(373)	(754)	381	CITI
Deutsche Lufthansa AG (D30)	06/20/27	0.500%(Q)	5,682	0.461%	7,321	(754)	8,075	CITI
Domtar Corp. (D30)	06/20/27	0.500%(Q)	5,682	3.106%	(257,907)	(754)	(257,153)	CITI
Dufry One BV (D30)	06/20/27	0.500%(Q)	5,682	0.716%	(19,021)	(754)	(18,267)	CITI
DXC Technology Co. (D30)	06/20/27	0.500%(Q)	5,682	0.412%	12,413	(754)	13,167	CITI
Elo SA (D30)	06/20/27	0.500%(Q)	5,682	1.033%	(51,547)	(754)	(50,793)	CITI
Fibercop SpA (D30)	06/20/27	0.500%(Q)	5,682	0.917%	(39,692)	(754)	(38,938)	CITI
Ford Motor Credit Co. LLC (D30)	06/20/27	0.500%(Q)	5,682	1.066%	(54,829)	(754)	(54,075)	CITI
Forvia SE (D30)	06/20/27	0.500%(Q)	5,682	0.946%	(42,673)	(754)	(41,919)	CITI
General Motors Co. (D30)	06/20/27	0.500%(Q)	5,682	0.546%	(1,468)	(754)	(714)	CITI
Grifols SA (D30)	06/20/27	0.500%(Q)	5,682	1.815%	(130,621)	(754)	(129,867)	CITI
Hapag-Lloyd AG (D30)	06/20/27	0.500%(Q)	5,682	0.808%	(28,456)	(754)	(27,702)	CITI
HUB International Ltd. (D30)	06/20/27	0.500%(Q)	5,682	0.380%	15,742	(754)	16,496	CITI
Iceland Bondco PLC (D30)	06/20/27	0.500%(Q)	5,682	3.014%	(249,371)	(754)	(248,617)	CITI
Iliad Holding SAS (D30)	06/20/27	0.500%(Q)	5,682	1.102%	(58,586)	(754)	(57,832)	CITI
INEOS Finance PLC (D30)	06/20/27	0.500%(Q)	5,682	3.146%	(261,025)	(754)	(260,271)	CITI
INEOS Quattro Finance 2 PLC (D30)	06/20/27	0.500%(Q)	5,682	4.969%	(434,471)	(754)	(433,717)	CITI
International Game Technology PLC (D30)	06/20/27	0.500%(Q)	5,682	0.447%	8,795	(754)	9,549	CITI
Jaguar Land Rover Automotive PLC (D30)	06/20/27	0.500%(Q)	5,682	1.118%	(60,259)	(754)	(59,505)	CITI
Kaixo Bondco Telecom SA (D30)	06/20/27	0.500%(Q)	5,682	0.621%	(9,164)	(754)	(8,410)	CITI
KB Home (D30)	06/20/27	0.500%(Q)	5,682	0.745%	(22,048)	(754)	(21,294)	CITI
Kohl’s Corp. (D30)	06/20/27	0.500%(Q)	5,682	3.685%	(315,467)	(754)	(314,713)	CITI
Lanxess AG (D30)	06/20/27	0.500%(Q)	5,682	0.696%	(16,948)	(754)	(16,194)	CITI
LifePoint Health, Inc. (D30)	06/20/27	0.500%(Q)	5,682	1.267%	(75,335)	(754)	(74,581)	CITI
Loxam SAS (D30)	06/20/27	0.500%(Q)	5,682	0.944%	(42,559)	(754)	(41,805)	CITI
Murphy Oil Corp. (D30)	06/20/27	0.500%(Q)	5,682	0.725%	(19,942)	(754)	(19,188)	CITI
Nabors Industries, Inc. (D30)	06/20/27	0.500%(Q)	5,682	6.644%	(588,651)	(754)	(587,897)	CITI
NCL Corp. Ltd. (D30)	06/20/27	0.500%(Q)	5,682	0.705%	(17,823)	(754)	(17,069)	CITI
Nexi SpA (D30)	06/20/27	0.500%(Q)	5,682	0.747%	(22,167)	(754)	(21,413)	CITI
Nordstrom, Inc. (D30)	06/20/27	0.500%(Q)	5,682	0.841%	(31,832)	(754)	(31,078)	CITI
NRG Energy, Inc. (D30)	06/20/27	0.500%(Q)	5,682	0.458%	7,699	(754)	8,453	CITI
OI European Group BV (D30)	06/20/27	0.500%(Q)	5,682	1.271%	(75,799)	(754)	(75,045)	CITI
Olin Corp. (D30)	06/20/27	0.500%(Q)	5,682	0.860%	(33,869)	(754)	(33,115)	CITI
OneMain Finance Corp. (D30)	06/20/27	0.500%(Q)	5,682	0.925%	(40,524)	(754)	(39,770)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Organon & Co. (D30)	06/20/27	0.500%(Q)		5,682	1.297%	$(78,358)	$(754)	$(77,604)	CITI
Pachelbel Bidco SpA (D30)	06/20/27	0.500%(Q)		5,682	1.018%	(50,011)	(754)	(49,257)	CITI
Paramount Global (D30)	06/20/27	0.500%(Q)		5,682	0.304%	23,664	(754)	24,418	CITI
Pitney Bowes, Inc. (D30)	06/20/27	0.500%(Q)		5,682	0.797%	(27,320)	(754)	(26,566)	CITI
Post Holdings, Inc. (D30)	06/20/27	0.500%(Q)		5,682	0.578%	(4,710)	(754)	(3,956)	CITI
Renault SA (D30)	06/20/27	0.500%(Q)		5,682	0.526%	575	(754)	1,329	CITI
Rossini Sarl (D30)	06/20/27	0.500%(Q)		5,682	0.991%	(47,284)	(754)	(46,530)	CITI
Saipem Finance International BV (D30)	06/20/27	0.500%(Q)		5,682	0.455%	7,978	(754)	8,732	CITI
Schaeffler AG (D30)	06/20/27	0.500%(Q)		5,682	0.810%	(28,657)	(754)	(27,903)	CITI
Sealed Air Corp. (D30)	06/20/27	0.500%(Q)		5,682	0.438%	9,726	(754)	10,480	CITI
Sirius XM Radio LLC (D30)	06/20/27	0.500%(Q)		5,682	0.845%	(32,288)	(754)	(31,534)	CITI
Societe Generale SA (D30)	06/20/27	0.500%(Q)		5,682	0.490%	4,380	(754)	5,134	CITI
Stellantis NV (D30)	06/20/27	0.500%(Q)		5,682	0.720%	(19,467)	(754)	(18,713)	CITI
Stena AB (D30)	06/20/27	0.500%(Q)		5,682	0.969%	(44,958)	(754)	(44,204)	CITI
Sunrise HoldCo IV BV (D30)	06/20/27	0.500%(Q)		5,682	0.730%	(20,512)	(754)	(19,758)	CITI
TeamSystem SpA (D30)	06/20/27	0.500%(Q)		5,682	1.188%	(67,376)	(754)	(66,622)	CITI
TEGNA, Inc. (D30)	06/20/27	0.500%(Q)		5,682	0.854%	(33,240)	(754)	(32,486)	CITI
Telecom Italia SpA (D30)	06/20/27	0.500%(Q)		5,682	0.493%	4,087	(754)	4,841	CITI
Tenet Healthcare Corp. (D30)	06/20/27	0.500%(Q)		5,682	0.513%	1,994	(754)	2,748	CITI
Teva Pharmaceutical Industries Ltd. (D30)	06/20/27	0.500%(Q)		5,682	0.502%	3,132	(754)	3,886	CITI
thyssenkrupp AG (D30)	06/20/27	0.500%(Q)		5,682	0.396%	14,085	(754)	14,839	CITI
TUI AG (D30)	06/20/27	0.500%(Q)		5,682	0.687%	(16,068)	(754)	(15,314)	CITI
United Airlines Holdings, Inc. (D30)	06/20/27	0.500%(Q)		5,682	0.885%	(36,368)	(754)	(35,614)	CITI
United Group BV (D30)	06/20/27	0.500%(Q)		5,682	1.297%	(78,321)	(754)	(77,567)	CITI
Univision Communications, Inc. (D30)	06/20/27	0.500%(Q)		5,682	1.265%	(75,191)	(754)	(74,437)	CITI
Valeo SE (D30)	06/20/27	0.500%(Q)		5,682	0.978%	(45,838)	(754)	(45,084)	CITI
Virgin Media Finance PLC (D30)	06/20/27	0.500%(Q)		5,682	1.450%	(93,949)	(754)	(93,195)	CITI
Volkswagen AG (D30)	06/20/27	0.500%(Q)		5,682	0.499%	3,426	(754)	4,180	CITI
Volvo Car AB (D30)	06/20/27	0.500%(Q)		5,682	0.928%	(40,754)	(754)	(40,000)	CITI
ZF Europe Finance BV (D30)	06/20/27	0.500%(Q)		5,682	3.153%	(262,175)	(754)	(261,421)	CITI
Ziggo Bond Co. BV (D30)	06/20/27	0.500%(Q)		5,682	1.942%	(143,399)	(754)	(142,645)	CITI
ADT Security Corp. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.441%	10,325	(840)	11,165	CITI
Aegon Ltd. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.246%	32,832	(840)	33,672	CITI
Air France-KLM (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.692%	(18,425)	(840)	(17,585)	CITI
Ally Financial, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.666%	(15,425)	(840)	(14,585)	CITI
American Axle & Manufacturing, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	2.487%	(218,693)	(840)	(217,853)	CITI
Amkor Technology, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.325%	23,734	(840)	24,574	CITI
Aramark Services, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.384%	16,987	(840)	17,827	CITI
Ashland LLC (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.456%	8,634	(840)	9,474	CITI
Avient Corp. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.569%	(4,296)	(840)	(3,456)	CITI
Avis Budget Group, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.800%	(143,303)	(840)	(142,463)	CITI
Banco Bilbao Vizcaya Argentaria SA (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.412%	13,775	(840)	14,615	CITI
Barclays Bank PLC (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.531%	(4)	(840)	836	CITI
Bath & Body Works, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.457%	8,505	(840)	9,345	CITI
Beazer Homes USA, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.451%	(104,364)	(840)	(103,524)	CITI
Bombardier, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.588%	(6,477)	(840)	(5,637)	CITI
Boparan Finance PLC (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.695%	(131,685)	(840)	(130,845)	CITI
Boyd Gaming Corp. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.517%	1,668	(840)	2,508	CITI
Caesars Entertainment, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.181%	(73,975)	(840)	(73,135)	CITI
Carnival Corp. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.554%	(2,622)	(840)	(1,782)	CITI
CCO Holdings LLC (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.760%	(26,203)	(840)	(25,363)	CITI
Ceconomy AG (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.661%	(14,876)	(840)	(14,036)	CITI

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Cleveland-Cliffs, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.337%	$(91,446)	$(840)	$(90,606)	CITI
CMA CGM SA (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.856%	(37,071)	(840)	(36,231)	CITI
Constellium SE (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.113%	(66,186)	(840)	(65,346)	CITI
DaVita, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.486%	5,206	(840)	6,046	CITI
Delta Air Lines, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.492%	4,568	(840)	5,408	CITI
Deutsche Bank AG (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.521%	1,208	(840)	2,048	CITI
eG Global Finance PLC (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.278%	(85,040)	(840)	(84,200)	CITI
Electrolux AB (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.711%	(20,598)	(840)	(19,758)	CITI
Elo SA (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.033%	(57,230)	(840)	(56,390)	CITI
Federative Republic of Brazil (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.667%	(15,524)	(840)	(14,684)	CITI
Fibercop SpA (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.917%	(44,088)	(840)	(43,248)	CITI
Ford Motor Credit Co. LLC (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.066%	(60,876)	(840)	(60,036)	CITI
Ford Motor Credit Co. LLC (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.066%	(60,866)	(840)	(60,026)	CITI
Forvia SE (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.946%	(47,395)	(840)	(46,555)	CITI
Gap, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.557%	(2,940)	(840)	(2,100)	CITI
Genworth Holdings, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.507%	2,769	(840)	3,609	CITI
Goodyear Tire & Rubber Co. (The) (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.206%	(76,949)	(840)	(76,109)	CITI
Grifols SA (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.816%	(144,886)	(840)	(144,046)	CITI
Hapag-Lloyd AG (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.808%	(31,627)	(840)	(30,787)	CITI
Iceland Bondco PLC (D31)	06/20/27	0.500%(Q)	EUR	5,400	3.014%	(276,514)	(840)	(275,674)	CITI
Iron Mountain, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.357%	20,019	(840)	20,859	CITI
Jaguar Land Rover Automotive PLC (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.118%	(66,889)	(840)	(66,049)	CITI
K. Hovnanian Enterprises, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.860%	(149,865)	(840)	(149,025)	CITI
KB Home (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.745%	(24,527)	(840)	(23,687)	CITI
Kingdom of Bahrain (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.964%	(49,518)	(840)	(48,678)	CITI
Lamb Weston Holdings, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.461%	8,113	(840)	8,953	CITI
Lanxess AG (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.696%	(18,872)	(840)	(18,032)	CITI
Lincoln National Corp. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.526%	563	(840)	1,403	CITI
Lumen Technologies, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	2.047%	(170,581)	(840)	(169,741)	CITI
MGM Resorts International (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.850%	(36,442)	(840)	(35,602)	CITI
Monitchem Holdco 3 SA (D31)	06/20/27	0.500%(Q)	EUR	5,400	3.858%	(365,450)	(840)	(364,610)	CITI
Murphy Oil Corp. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.725%	(22,190)	(840)	(21,350)	CITI
Navient Corp. (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.250%	(81,728)	(840)	(80,888)	CITI
NCL Corp. Ltd. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.705%	(19,841)	(840)	(19,001)	CITI
Newell Brands, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.615%	(123,033)	(840)	(122,193)	CITI
Nexi SpA (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.747%	(24,654)	(840)	(23,814)	CITI
Nordstrom, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.841%	(35,371)	(840)	(34,531)	CITI
NRG Energy, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.458%	8,456	(840)	9,296	CITI
OI European Group BV (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.271%	(84,117)	(840)	(83,277)	CITI
Olin Corp. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.860%	(37,633)	(840)	(36,793)	CITI
OneMain Finance Corp. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.925%	(45,011)	(840)	(44,171)	CITI
Petrobras Global Finance BV (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.658%	(14,512)	(840)	(13,672)	CITI
Petroleos Mexicanos (D31)	06/20/27	0.500%(Q)	EUR	5,400	2.490%	(219,930)	(840)	(219,090)	CITI
PG&E Corp. (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.291%	(86,408)	(840)	(85,568)	CITI
Picard Bondco SA (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.326%	(90,356)	(840)	(89,516)	CITI
Pitney Bowes, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.797%	(30,374)	(840)	(29,534)	CITI
Post Holdings, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.578%	(5,303)	(840)	(4,463)	CITI
PostNL NV (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.687%	(17,784)	(840)	(16,944)	CITI
Premier Foods Finance PLC (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.114%	(66,345)	(840)	(65,505)	CITI
Rakuten Group, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.194%	(75,519)	(840)	(74,679)	CITI
Republic of Colombia (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.015%	(55,295)	(840)	(54,455)	CITI
Republic of Panama (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.923%	(44,796)	(840)	(43,956)	CITI
Republic of South Africa (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.855%	(37,123)	(840)	(36,283)	CITI
Republic of Turkey (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.542%	(114,977)	(840)	(114,137)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Royal Caribbean Cruises Ltd. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.395%	$15,661	$(840)	$16,501	CITI
Schaeffler AG (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.810%	(31,854)	(840)	(31,014)	CITI
SES SA (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.668%	(15,625)	(840)	(14,785)	CITI
SoftBank Group Corp. (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.432%	(102,282)	(840)	(101,442)	CITI
Southwest Airlines Co. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.513%	2,119	(840)	2,959	CITI
Stellantis NV (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.720%	(21,666)	(840)	(20,826)	CITI
Stena AB (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.969%	(49,923)	(840)	(49,083)	CITI
Sunrise HoldCo IV BV (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.731%	(22,825)	(840)	(21,985)	CITI
TEGNA, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.854%	(36,934)	(840)	(36,094)	CITI
Telecom Italia SpA (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.493%	4,452	(840)	5,292	CITI
Tenet Healthcare Corp. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.513%	2,131	(840)	2,971	CITI
Teva Pharmaceutical Industries Ltd. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.502%	3,392	(840)	4,232	CITI
TransDigm, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.441%	10,427	(840)	11,267	CITI
TUI AG (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.687%	(17,897)	(840)	(17,057)	CITI
UniCredit SpA (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.374%	18,108	(840)	18,948	CITI
United Airlines Holdings, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.885%	(40,402)	(840)	(39,562)	CITI
United Group BV (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.297%	(86,908)	(840)	(86,068)	CITI
United Mexican States (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.572%	(4,680)	(840)	(3,840)	CITI
Uniti Group, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.884%	(40,274)	(840)	(39,434)	CITI
Univision Communications, Inc. (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.265%	(83,444)	(840)	(82,604)	CITI
Valeo SE (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.978%	(50,899)	(840)	(50,059)	CITI
Virgin Media Finance PLC (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.451%	(104,235)	(840)	(103,395)	CITI
Vistra Operations Co. LLC (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.491%	4,577	(840)	5,417	CITI
Volvo Car AB (D31)	06/20/27	0.500%(Q)	EUR	5,400	0.928%	(45,265)	(840)	(44,425)	CITI
Ziggo Bond Co. BV (D31)	06/20/27	0.500%(Q)	EUR	5,400	1.942%	(159,052)	(840)	(158,212)	CITI
						$(6,843,949)	$(853,681)	$(5,990,268)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.34.V3 (D01)	12/20/25	1.000%(Q)	89,240	$(211,942)	$162	$(212,104)	MSI
CDX.EM.34.V3 (D02)	12/20/25	1.000%(Q)	92,000	(218,496)	(2,319)	(216,177)	CITI
CDX.EM.34.V3 (D03)	12/20/25	1.000%(Q)	184,000	(436,994)	(4,639)	(432,355)	MSI
CDX.EM.34.V3 (D04)	12/20/25	1.000%(Q)	184,000	(436,994)	(4,639)	(432,355)	MSI
CDX.EM.36.V3 (D08)	12/20/26	1.000%(Q)	23,000	(113,818)	9,100	(122,918)	BOA
CDX.EM.36.V3 (D09)	12/20/26	1.000%(Q)	184,000	(910,546)	65,174	(975,720)	CITI
CDX.EM.36.V3 (D10)	12/20/26	1.000%(Q)	92,000	(455,274)	37,919	(493,193)	MSI
CDX.EM.36.V3 (D11)	12/20/26	1.000%(Q)	460,000	(2,276,366)	296,245	(2,572,611)	BARC
CDX.EM.36.V3 (D12)	12/20/26	1.000%(Q)	92,000	(455,273)	47,496	(502,769)	MSI
CDX.EM.36.V3 (D13)	12/20/26	1.000%(Q)	92,000	(455,273)	(15,045)	(440,228)	MSI
CDX.EM.36.V3 (D14)	12/20/26	1.000%(Q)	184,000	(910,547)	7,823	(918,370)	MSI
CDX.EM.35.V3 (D15)	06/20/26	1.000%(Q)	69,000	(314,857)	6,856	(321,713)	BARC
CDX.EM.36.V3 (D16)	12/20/26	1.000%(Q)	13,800	(68,291)	(1,922)	(66,369)	BOA
CDX.EM.37.V2 (D26)	06/20/27	1.000%(Q)	49,000	(183,799)	16,560	(200,359)	BOA
CDX.San Jose.0-1% (D29)^	12/20/25	0.500%(Q)	8,835	4,185,343	219	4,185,124	CITI
CDX.San Jose.10-15% (D29)^	12/20/25	0.500%(Q)	60,000	(133,908)	1,487	(135,395)	CITI
CDX.San Jose.1-5% (D29)^	12/20/25	0.500%(Q)	48,000	1,420,107	1,190	1,418,917	CITI
CDX.San Jose.15-100% (D29)^	12/20/25	0.500%(Q)	1,009,979	(2,488,184)	(67,746)	(2,420,438)	CITI
CDX.San Jose.5-10% (D29)^	12/20/25	0.500%(Q)	60,000	(97,224)	1,487	(98,711)	CITI

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.Zermatt.0-5% (D30)^	06/20/27	0.500%(Q)		25,000	$6,903,328	$3,318	$6,900,010	CITI
CDX.Zermatt.10-15% (D30)^	06/20/27	0.500%(Q)		25,000	225,053	3,318	221,735	CITI
CDX.Zermatt.15-100% (D30)^	06/20/27	0.500%(Q)		425,000	(2,773,124)	(135,662)	(2,637,462)	CITI
CDX.Zermatt.5-10% (D30)^	06/20/27	0.500%(Q)		25,000	873,554	3,318	870,236	CITI
CDX.Paris.0-5% (D31)^	06/20/27	0.500%(Q)	EUR	27,000	7,361,945	4,200	7,357,745	CITI
CDX.Paris.10-15% (D31)^	06/20/27	0.500%(Q)	EUR	27,000	192,895	4,200	188,695	CITI
CDX.Paris.15-100% (D31)^	06/20/27	0.500%(Q)	EUR	459,000	(3,708,392)	(171,622)	(3,536,770)	CITI
CDX.Paris.5-10% (D31)^	06/20/27	0.500%(Q)	EUR	27,000	795,565	4,200	791,365	CITI
					$5,308,488	$110,678	$5,197,810

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.43.V1 (D05)	06/20/30	1.000%(Q)	200,000	1.536%	$(4,380,802)	$(61,007)	$(4,319,795)	BARC
CDX.EM.35.V3 (D06)	06/20/26	1.000%(Q)	36,800	0.612%	167,923	(12,788)	180,711	BOA
CDX.EM.35.V3 (D07)	06/20/26	1.000%(Q)	4,600	0.612%	20,990	(1,867)	22,857	BOA
CDX.EM.43.V1 (D17)	06/20/30	1.000%(Q)	200,000	1.536%	(4,380,802)	(61,007)	(4,319,795)	GSI
CDX.EM.43.V1 (D18)	06/20/30	1.000%(Q)	100,000	1.536%	(2,190,401)	(43,543)	(2,146,858)	GSI
CDX.EM.43.V1 (D19)	06/20/30	1.000%(Q)	250,000	1.536%	(5,476,002)	(108,856)	(5,367,146)	GSI
CDX.EM.43.V1 (D20)	06/20/30	1.000%(Q)	100,000	1.536%	(2,190,400)	(111,506)	(2,078,894)	BOA
CDX.EM.HY.43.V1 (D21)	06/20/30	1.000%(Q)	50,000	2.413%	(2,901,632)	(105,437)	(2,796,195)	BOA
CDX.EM.43.V1 (D22)	06/20/30	1.000%(Q)	200,000	1.536%	(4,380,802)	(292,425)	(4,088,377)	MSI
CDX.EM.43.V1 (D23)	06/20/30	1.000%(Q)	100,000	1.536%	(2,190,401)	(146,212)	(2,044,189)	BOA
CDX.EM.43.V1 (D24)	06/20/30	1.000%(Q)	100,000	1.536%	(2,190,401)	(146,212)	(2,044,189)	CITI
CDX.EM.43.V1 (D25)	06/20/30	1.000%(Q)	200,000	1.536%	(4,380,802)	(297,804)	(4,082,998)	CITI
CDX.EM.43.V1 (D27)	06/20/30	1.000%(Q)	100,000	1.536%	(2,190,401)	(151,594)	(2,038,807)	CITI
CDX.EM.43.V1 (D28)	06/20/30	1.000%(Q)	100,000	1.536%	(2,190,401)	(167,807)	(2,022,594)	BOA
					$(38,854,334)	$(1,708,065)	$(37,146,269)
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D28). The Fund also bought/sold protection on a customized CDX Index and bought/sold protection on the corporate issuers which comprise the index. The upfront premium is attached to the index of the trade for the customized CDX package(s). Each swap is priced individually. The Index trades are divided into tranches differentiated by a percentage range representing the risk of default of the underlying issuers; individual tranches will be reduced according to corresponding aggregate rates of default. Individual packages in the tables above are denoted by the corresponding footnotes (D29 – D31).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	99,728	*	$259,040	$(5,916)	$264,956	GSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of South Africa	12/20/28	1.000%(Q)	20,000	$406,780	$202,147	$(204,633)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		34,725	$(863,735)	$(276,140)	$(587,595)	JPM
Gazprom PAO	06/20/27	1.000%(Q)		4,600	965,215	1,066,216	(101,001)	JPM
Hellenic Republic	12/20/29	1.000%(Q)		50,000	(1,306,323)	(995,459)	(310,864)	BARC
Industrial and Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		34,725	(944,311)	(240,964)	(703,347)	JPM
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		3,000	(12,893)	45,667	(58,560)	BARC
Kingdom of Spain	12/20/29	1.000%(Q)		75,000	(2,387,802)	(2,122,180)	(265,622)	BARC
Petroleo Brasileiro SA	06/20/29	1.000%(Q)		5,000	39,726	94,471	(54,745)	MSI
Petroleos Mexicanos	12/20/25	2.795%(Q)		53,000	(348,184)	—	(348,184)	CITI
Petroleos Mexicanos	12/20/25	1.000%(Q)		15,000	36,969	146,423	(109,454)	CITI
Petroleos Mexicanos	12/20/25	1.000%(Q)		10,000	24,646	101,310	(76,664)	CITI
Petroleos Mexicanos	03/20/27	1.000%(Q)		20,000	424,946	571,177	(146,231)	MSI
Republic of Italy	12/20/27	1.000%(Q)	EUR	89,075	(2,381,249)	(1,571,293)	(809,956)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	40,000	(986,820)	(705,605)	(281,215)	BARC
Republic of Italy	12/20/29	1.000%(Q)	EUR	125,000	(5,541,530)	(4,577,835)	(963,695)	BARC
Republic of Panama	06/20/28	1.000%(Q)		52,905	244,105	343,228	(99,123)	CITI
					$(13,037,240)	$(8,120,984)	$(4,916,256)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	63,080	0.225%	$263,331	$175,240	$88,091	GSI
Bank of Montreal^	11/20/29	1.250%(Q)	18,495	*	(25,324)	—	(25,324)	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)	14,805	*	59,249	—	59,249	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	63,080	0.248%	257,785	177,658	80,127	GSI
General Motors Co.	06/20/26	5.000%(Q)	14,920	0.358%	694,011	514,996	179,015	GSI
Generalitat de Catalunya	12/20/25	1.000%(Q)	29,800	0.286%	117,344	(21,976)	139,320	DB
Government of Japan	06/20/28	1.000%(Q)	35,000	0.117%	893,528	705,255	188,273	CITI
Halliburton Co.	12/20/26	1.000%(Q)	27,820	0.294%	299,162	73,945	225,217	GSI
Hellenic Republic	06/20/27	1.000%(Q)	12,360	0.166%	203,161	162,654	40,507	BARC
Hellenic Republic	12/20/27	1.000%(Q)	9,275	0.217%	177,668	140,034	37,634	BARC
Hellenic Republic	12/20/30	1.000%(Q)	50,000	0.483%	1,318,295	903,721	414,574	BARC
Kingdom of Norway	12/20/25	—%(Q)	34,920	0.039%	(5,323)	(6,674)	1,351	BARC
Kingdom of Spain	12/20/31	1.000%(Q)	75,000	0.360%	2,818,876	2,358,979	459,897	BARC
Millicom International Cellular SA^	12/20/25	1.000%(Q)	5,060	*	2,839	(47,116)	49,955	BOA
Morgan Stanley	12/20/25	1.000%(Q)	63,080	0.229%	262,490	175,240	87,250	GSI
Pacific Life	08/20/35	2.500%(Q)	22,200	2.634%	(164,065)	(81)	(163,984)	GSI
People’s Republic of China	06/20/29	1.000%(Q)	69,450	0.335%	1,755,844	671,171	1,084,673	JPM
Petroleos Mexicanos	09/20/25	2.010%(Q)	70,000	1.948%	170,102	(647)	170,749	CITI
Petroleos Mexicanos^	12/20/25	3.795%(Q)	53,000	*	1,025,231	—	1,025,231	CITI
Petroleos Mexicanos	12/24/25	3.750%(M)	31,067	1.946%	248,619	—	248,619	GSI
Petroleos Mexicanos^	03/23/26	4.100%(M)	47,330	*	591,366	—	591,366	GSI

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos^	05/07/26	4.750%(M)	77,133	*	$1,728,897	$—	$1,728,897	GSI
Petroleos Mexicanos	12/20/28	1.000%(Q)	10,000	3.027%	(603,168)	(592,832)	(10,336)	CITI
Republic of France	12/20/34	0.250%(Q)	300	0.614%	(8,393)	(9,537)	1,144	BARC
Republic of Panama	06/20/28	1.000%(Q)	52,905	1.213%	(244,106)	(1,048,038)	803,932	CITI
Republic of Serbia	12/20/25	1.000%(Q)	5,700	0.347%	21,092	(642)	21,734	BNP
Republic of Serbia	06/20/29	1.000%(Q)	7,475	1.334%	(80,458)	(118,798)	38,340	BARC
Simon Property Group LP	06/20/26	1.000%(Q)	68,920	0.181%	575,348	141,691	433,657	GSI
SoftBank Group Corp.	06/20/26	1.000%(Q)	43,535	1.025%	41,313	(190,096)	231,409	GSI
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)	25,055	0.232%	198,080	159,906	38,174	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)	40,810	0.261%	312,150	151,526	160,624	GSI
					$12,904,944	$4,475,579	$8,429,365

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	1,073,634	$(14,303,417)	$(24,501,339)	$(10,197,922)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	3,670,600	3.220%	$241,765,324	$286,512,228	$44,746,904
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	74,923	02/15/34	2.192%(A)	1 Day EuroSTR(1)(A)/ 1.919%	$—	$1,406,063	$1,406,063
GBP	230,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.217%	(10,753,886)	8,785,946	19,539,832
GBP	35,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 4.217%	(2,401,588)	5,547,858	7,949,446
GBP	35,625	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.217%	(1,550,973)	6,647,857	8,198,830
	1,952,755	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.390%	9,864	(8,980,274)	(8,990,138)
	1,458,020	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.390%	323,104	18,357,052	18,033,948
	607,365	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.390%	(645,788)	(14,317,780)	(13,671,992)
	462,295	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.390%	—	(7,219,774)	(7,219,774)
	252,990	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.390%	(1,782,702)	(12,145,164)	(10,362,462)
	72,870	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.390%	33,262,750	33,944,104	681,354
	938,170	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.390%	18,553,899	25,559,315	7,005,416
	224,000	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.390%	1,736,344	13,560,136	11,823,792
	352,385	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.390%	—	14,601,335	14,601,335
					$36,751,024	$85,746,674	$48,995,650

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	474,011	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(692,832)	$—	$(692,832)	GSI
BRL	474,011	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	1,404,908	—	1,404,908	GSI
BRL	961,569	01/02/31	14.190%(T)	1 Day BROIS(1)(T)/ 0.055%	(5,252,628)	—	(5,252,628)	GSI
BRL	961,569	01/02/31	14.340%(T)	1 Day BROIS(2)(T)/ 0.055%	4,847,048	—	4,847,048	GSI
					$306,496	$—	$306,496

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	09/19/25	(137,547)	$724,451	$—	$724,451
Total Return Benchmark Bond Index(T)	1 Day SOFR -55bps(T)/ 3.840%	JPM	12/19/25	(34,894)	(288,689)	—	(288,689)
Total Return Benchmark Bond Index(T)	1 Day USOIS -39bps(T)/ 3.940%	GSI	01/22/26	(250,133)	(979,360)	—	(979,360)
U.S. Treasury Bond(T)	1 Day USOIS +24bps(T)/ 4.570%	GSI	01/23/26	245,800	4,646,286	—	4,646,286
U.S. Treasury Bond(T)	4.327%(T)	CITI	01/26/26	200,000	1,808,000	—	1,808,000
					$5,910,688	$—	$5,910,688
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Total Return Bond Fund